REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Notes 2A and 2B as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Divisions, except for the Divisions included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Divisions and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2022, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Divisions Comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
BHFTI PanAgora Global Diversified Risk II Division	For the period from January 1, 2022 to April 29, 2022	For the period from January 1, 2022 to April 29, 2022 and the year ended December 31, 2021	For the period from January 1, 2022 to April 29, 2022 (the closure of operations) and the years ended December 31, 2021, 2020, 2019 and 2018
FTVIPT Templeton Foreign VIP Division	For the year ended December 31, 2022	For the years ended December 31, 2022 and 2021	For the years ended December 31, 2022, 2021, and 2018 (Had no net assets at December 31, 2020 and 2019)
Fidelity® VIP Freedom 2035 Division Fidelity® VIP Freedom 2045 Division	For the year ended December 31, 2022	For the years ended December 31, 2022 and 2021	For the years ended December 31, 2022, 2021, 2020, 2019, and the period from April 30, 2018 (commencement of operations) through December 31, 2018

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 24, 2023

We have served as the Separate Account's auditor since 1984.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

	American Funds® Global Growth Division	American Funds® Global Small Capitalization Division	American Funds® Growth Division	American Funds® Growth-Income Division
Assets:
Investments at fair value	$162,728	$297,345,015	$873,280,704	$590,162,327
Due from Metropolitan Life Insurance Company	—	—	1	1
Total Assets	162,728	297,345,015	873,280,705	590,162,328
Liabilities:
Accrued fees	8	150	122	94
Due to Metropolitan Life Insurance Company	—	—	—	—
Total Liabilities	8	150	122	94
Net Assets	$162,720	$297,344,865	$873,280,583	$590,162,234
Contract Owners' Equity
Net assets from accumulation units	$162,720	$296,801,078	$871,732,439	$588,504,107
Net assets from contracts in payout	—	543,787	1,548,144	1,658,127
Total Net Assets	$162,720	$297,344,865	$873,280,583	$590,162,234

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2022

	American Funds® The Bond Fund of America Division	BHFTI AB Global Dynamic Allocation Division	BHFTI Allspring Mid Cap Value Division	BHFTI American Funds® Balanced Allocation Division	BHFTI American Funds® Growth Allocation Division
Assets:
Investments at fair value	$62,514,865	$797,531,037	$114,568	$587,178,035	$369,378,949
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	62,514,865	797,531,037	114,568	587,178,035	369,378,949
Liabilities:
Accrued fees	100	48	11	69	78
Due to Metropolitan Life Insurance Company	—	—	—	—	1
Total Liabilities	100	48	11	69	79
Net Assets	$62,514,765	$797,530,989	$114,557	$587,177,966	$369,378,870
Contract Owners' Equity
Net assets from accumulation units	$62,319,654	$797,365,490	$114,557	$586,829,788	$369,109,990
Net assets from contracts in payout	195,111	165,499	—	348,178	268,880
Total Net Assets	$62,514,765	$797,530,989	$114,557	$587,177,966	$369,378,870

The accompanying notes are an integral part of these financial statements.

	BHFTI American Funds® Growth Division	BHFTI American Funds® Moderate Allocation Division	BHFTI BlackRock Global Tactical Strategies Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Asset Allocation 100 Division
Assets:
Investments at fair value	$225,213,140	$551,584,073	$1,022,437,264	$225,171	$208,742,924
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	225,213,140	551,584,073	1,022,437,264	225,171	208,742,924
Liabilities:
Accrued fees	55	48	36	18	86
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	55	48	36	18	86
Net Assets	$225,213,085	$551,584,025	$1,022,437,228	$225,153	$208,742,838
Contract Owners' Equity
Net assets from accumulation units	$225,159,825	$550,981,745	$1,022,238,185	$225,153	$203,417,071
Net assets from contracts in payout	53,260	602,280	199,043	—	5,325,767
Total Net Assets	$225,213,085	$551,584,025	$1,022,437,228	$225,153	$208,742,838

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2022

	BHFTI Brighthouse Balanced Plus Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ abrdn Emerging Markets Equity Division	BHFTI Brighthouse/ Eaton Vance Floating Rate Division	BHFTI Brighthouse/ Franklin Low Duration Total Return Division
Assets:
Investments at fair value	$2,228,950,856	$16,182,530	$29,791,901	$17,729,516	$54,278,051
Due from Metropolitan Life Insurance Company	—	—	1	—	—
Total Assets	2,228,950,856	16,182,530	29,791,902	17,729,516	54,278,051
Liabilities:
Accrued fees	34	30	69	44	80
Due to Metropolitan Life Insurance Company	—	—	—	1	1
Total Liabilities	34	30	69	45	81
Net Assets	$2,228,950,822	$16,182,500	$29,791,833	$17,729,471	$54,277,970
Contract Owners' Equity
Net assets from accumulation units	$2,228,422,430	$16,182,500	$29,783,848	$17,712,447	$54,239,904
Net assets from contracts in payout	528,392	—	7,985	17,024	38,066
Total Net Assets	$2,228,950,822	$16,182,500	$29,791,833	$17,729,471	$54,277,970

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/ Templeton International Bond Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI CBRE Global Real Estate Division	BHFTI Harris Oakmark International Division	BHFTI Invesco Balanced-Risk Allocation Division
Assets:
Investments at fair value	$3,433,340	$644,887,481	$126,167,656	$286,002,241	$342,320,423
Due from Metropolitan Life Insurance Company	—	—	6	1	—
Total Assets	3,433,340	644,887,481	126,167,662	286,002,242	342,320,423
Liabilities:
Accrued fees	33	162	99	140	35
Due to Metropolitan Life Insurance Company	1	—	—	—	1
Total Liabilities	34	162	99	140	36
Net Assets	$3,433,306	$644,887,319	$126,167,563	$286,002,102	$342,320,387
Contract Owners' Equity
Net assets from accumulation units	$3,433,306	$635,308,919	$125,961,605	$285,509,573	$342,220,102
Net assets from contracts in payout	—	9,578,400	205,958	492,529	100,285
Total Net Assets	$3,433,306	$644,887,319	$126,167,563	$286,002,102	$342,320,387

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2022

	BHFTI Invesco Comstock Division	BHFTI Invesco Global Equity Division	BHFTI Invesco Small Cap Growth Division	BHFTI JPMorgan Core Bond Division	BHFTI JPMorgan Global Active Allocation Division
Assets:
Investments at fair value	$14,239	$183,035,345	$42,466,029	$49,423,385	$516,956,319
Due from Metropolitan Life Insurance Company	—	3	4	—	—
Total Assets	14,239	183,035,348	42,466,033	49,423,385	516,956,319
Liabilities:
Accrued fees	12	145	159	44	36
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	12	145	159	44	36
Net Assets	$14,227	$183,035,203	$42,465,874	$49,423,341	$516,956,283
Contract Owners' Equity
Net assets from accumulation units	$14,227	$182,667,524	$42,411,790	$49,400,454	$516,852,200
Net assets from contracts in payout	—	367,679	54,084	22,887	104,083
Total Net Assets	$14,227	$183,035,203	$42,465,874	$49,423,341	$516,956,283

The accompanying notes are an integral part of these financial statements.

	BHFTI JPMorgan Small Cap Value Division	BHFTI Loomis Sayles Global Allocation Division	BHFTI Loomis Sayles Growth Division	BHFTI MetLife Multi-Index Targeted Risk Division	BHFTI MFS® Research International Division
Assets:
Investments at fair value	$14,322,062	$72,766,616	$315,672,787	$530,165,571	$125,420,046
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	14,322,062	72,766,616	315,672,787	530,165,571	125,420,046
Liabilities:
Accrued fees	61	55	154	43	154
Due to Metropolitan Life Insurance Company	—	—	1	1	—
Total Liabilities	61	55	155	44	154
Net Assets	$14,322,001	$72,766,561	$315,672,632	$530,165,527	$125,419,892
Contract Owners' Equity
Net assets from accumulation units	$14,320,905	$72,759,744	$315,401,669	$530,065,915	$125,027,331
Net assets from contracts in payout	1,096	6,817	270,963	99,612	392,561
Total Net Assets	$14,322,001	$72,766,561	$315,672,632	$530,165,527	$125,419,892

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2022

	BHFTI Morgan Stanley Discovery Division	BHFTI PanAgora Global Diversified Risk Division	BHFTI PIMCO Inflation Protected Bond Division	BHFTI PIMCO Total Return Division	BHFTI Schroders Global Multi-Asset Division
Assets:
Investments at fair value	$271,897,261	$643,605,367	$250,254,660	$485,365,723	$446,173,212
Due from Metropolitan Life Insurance Company	—	—	—	—	1
Total Assets	271,897,261	643,605,367	250,254,660	485,365,723	446,173,213
Liabilities:
Accrued fees	145	29	82	125	42
Due to Metropolitan Life Insurance Company	5	—	—	1	—
Total Liabilities	150	29	82	126	42
Net Assets	$271,897,111	$643,605,338	$250,254,578	$485,365,597	$446,173,171
Contract Owners' Equity
Net assets from accumulation units	$271,121,847	$643,520,371	$249,852,350	$484,785,532	$446,022,480
Net assets from contracts in payout	775,264	84,967	402,228	580,065	150,691
Total Net Assets	$271,897,111	$643,605,338	$250,254,578	$485,365,597	$446,173,171

The accompanying notes are an integral part of these financial statements.

	BHFTI SSGA Growth and Income ETF Division	BHFTI SSGA Growth ETF Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTI T. Rowe Price Mid Cap Growth Division	BHFTI TCW Core Fixed Income Division
Assets:
Investments at fair value	$453,319,738	$101,146,369	$469,884	$340,891,591	$15,524
Due from Metropolitan Life Insurance Company	—	—	—	1	—
Total Assets	453,319,738	101,146,369	469,884	340,891,592	15,524
Liabilities:
Accrued fees	77	95	19	102	9
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	77	95	19	102	9
Net Assets	$453,319,661	$101,146,274	$469,865	$340,891,490	$15,515
Contract Owners' Equity
Net assets from accumulation units	$453,089,605	$101,061,534	$469,865	$340,342,214	$15,515
Net assets from contracts in payout	230,056	84,740	—	549,276	—
Total Net Assets	$453,319,661	$101,146,274	$469,865	$340,891,490	$15,515

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2022

	BHFTI Victory Sycamore Mid Cap Value Division	BHFTI Western Asset Management Government Income Division	BHFTII Baillie Gifford International Stock Division	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division
Assets:
Investments at fair value	$331,206,541	$244,217,371	$85,003,173	$260,026,432	$133,568,186
Due from Metropolitan Life Insurance Company	—	—	1	—	5
Total Assets	331,206,541	244,217,371	85,003,174	260,026,432	133,568,191
Liabilities:
Accrued fees	95	50	127	134	121
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	95	50	127	134	121
Net Assets	$331,206,446	$244,217,321	$85,003,047	$260,026,298	$133,568,070
Contract Owners' Equity
Net assets from accumulation units	$330,392,358	$244,021,095	$84,648,264	$258,319,187	$132,645,519
Net assets from contracts in payout	814,088	196,226	354,783	1,707,111	922,551
Total Net Assets	$331,206,446	$244,217,321	$85,003,047	$260,026,298	$133,568,070

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse Asset Allocation 20 Division	BHFTII Brighthouse Asset Allocation 40 Division	BHFTII Brighthouse Asset Allocation 60 Division	BHFTII Brighthouse Asset Allocation 80 Division
Assets:
Investments at fair value	$33,824,718	$203,222,700	$603,366,891	$2,227,101,352	$1,298,523,641
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	33,824,718	203,222,700	603,366,891	2,227,101,352	1,298,523,641
Liabilities:
Accrued fees	81	84	57	37	62
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	81	84	57	37	62
Net Assets	$33,824,637	$203,222,616	$603,366,834	$2,227,101,315	$1,298,523,579
Contract Owners' Equity
Net assets from accumulation units	$33,592,729	$202,562,909	$601,122,396	$2,224,399,754	$1,296,587,813
Net assets from contracts in payout	231,908	659,707	2,244,438	2,701,561	1,935,766
Total Net Assets	$33,824,637	$203,222,616	$603,366,834	$2,227,101,315	$1,298,523,579

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2022

	BHFTII Brighthouse/ Artisan Mid Cap Value Division	BHFTII Brighthouse/ Dimensional International Small Company Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division
Assets:
Investments at fair value	$149,107,261	$4,901,836	$461,892,193	$429,404,989	$384,728,883
Due from Metropolitan Life Insurance Company	—	1	—	—	—
Total Assets	149,107,261	4,901,837	461,892,193	429,404,989	384,728,883
Liabilities:
Accrued fees	112	66	45	105	94
Due to Metropolitan Life Insurance Company	—	—	1	—	—
Total Liabilities	112	66	46	105	94
Net Assets	$149,107,149	$4,901,771	$461,892,147	$429,404,884	$384,728,789
Contract Owners' Equity
Net assets from accumulation units	$148,316,180	$4,901,771	$453,156,454	$426,534,490	$382,920,467
Net assets from contracts in payout	790,969	—	8,735,693	2,870,394	1,808,322
Total Net Assets	$149,107,149	$4,901,771	$461,892,147	$429,404,884	$384,728,789

The accompanying notes are an integral part of these financial statements.

	BHFTII Jennison Growth Division	BHFTII Loomis Sayles Small Cap Core Division	BHFTII Loomis Sayles Small Cap Growth Division	BHFTII MetLife Aggregate Bond Index Division	BHFTII MetLife Mid Cap Stock Index Division
Assets:
Investments at fair value	$160,933,891	$122,718,215	$44,445,211	$687,832,843	$409,884,129
Due from Metropolitan Life Insurance Company	2	1	—	—	—
Total Assets	160,933,893	122,718,216	44,445,211	687,832,843	409,884,129
Liabilities:
Accrued fees	111	123	99	126	104
Due to Metropolitan Life Insurance Company	—	—	—	1	—
Total Liabilities	111	123	99	127	104
Net Assets	$160,933,782	$122,718,093	$44,445,112	$687,832,716	$409,884,025
Contract Owners' Equity
Net assets from accumulation units	$160,553,722	$121,883,213	$44,357,432	$685,208,718	$408,773,108
Net assets from contracts in payout	380,060	834,880	87,680	2,623,998	1,110,917
Total Net Assets	$160,933,782	$122,718,093	$44,445,112	$687,832,716	$409,884,025

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2022

	BHFTII MetLife MSCI EAFE® Index Division	BHFTII MetLife Russell 2000® Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division
Assets:
Investments at fair value	$361,694,965	$259,507,998	$2,574,589,384	$96,428,735	$536,663,930
Due from Metropolitan Life Insurance Company	—	—	—	1	—
Total Assets	361,694,965	259,507,998	2,574,589,384	96,428,736	536,663,930
Liabilities:
Accrued fees	105	163	122	69	119
Due to Metropolitan Life Insurance Company	—	1	—	—	3
Total Liabilities	105	164	122	69	122
Net Assets	$361,694,860	$259,507,834	$2,574,589,262	$96,428,667	$536,663,808
Contract Owners' Equity
Net assets from accumulation units	$361,057,076	$259,066,244	$2,528,752,744	$94,678,131	$529,789,770
Net assets from contracts in payout	637,784	441,590	45,836,518	1,750,536	6,874,038
Total Net Assets	$361,694,860	$259,507,834	$2,574,589,262	$96,428,667	$536,663,808

The accompanying notes are an integral part of these financial statements.

	BHFTII Neuberger Berman Genesis Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII T. Rowe Price Small Cap Growth Division	BHFTII VanEck Global Natural Resources Division	BHFTII Western Asset Management Strategic Bond Opportunities Division
Assets:
Investments at fair value	$232,034,222	$423,605,400	$328,540,355	$18,554,064	$273,191,705
Due from Metropolitan Life Insurance Company	1	—	—	—	—
Total Assets	232,034,223	423,605,400	328,540,355	18,554,064	273,191,705
Liabilities:
Accrued fees	130	148	129	37	152
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	130	148	129	37	152
Net Assets	$232,034,093	$423,605,252	$328,540,226	$18,554,027	$273,191,553
Contract Owners' Equity
Net assets from accumulation units	$231,020,497	$414,266,810	$327,800,458	$18,550,631	$272,008,841
Net assets from contracts in payout	1,013,596	9,338,442	739,768	3,396	1,182,712
Total Net Assets	$232,034,093	$423,605,252	$328,540,226	$18,554,027	$273,191,553

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2022

	BHFTII Western Asset Management U.S. Government Division	BlackRock Global Allocation V.I. Division	Calvert VP SRI Balanced Division	Calvert VP SRI Mid Cap Division	Delaware VIP® Small Cap Value Division
Assets:
Investments at fair value	$94,709,449	$16,221	$44,856,949	$5,934,994	$789
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	94,709,449	16,221	44,856,949	5,934,994	789
Liabilities:
Accrued fees	140	5	8	—	3
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	140	5	8	—	3
Net Assets	$94,709,309	$16,216	$44,856,941	$5,934,994	$786
Contract Owners' Equity
Net assets from accumulation units	$94,517,244	$16,216	$44,800,080	$5,934,994	$786
Net assets from contracts in payout	192,065	—	56,861	—	—
Total Net Assets	$94,709,309	$16,216	$44,856,941	$5,934,994	$786

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Contrafund® Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division
Assets:
Investments at fair value	$674,496	$63,533,484	$3,950,624	$6,369,866	$6,617,445
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	674,496	63,533,484	3,950,624	6,369,866	6,617,445
Liabilities:
Accrued fees	10	13	4	19	13
Due to Metropolitan Life Insurance Company	—	—	—	—	1
Total Liabilities	10	13	4	19	14
Net Assets	$674,486	$63,533,471	$3,950,620	$6,369,847	$6,617,431
Contract Owners' Equity
Net assets from accumulation units	$674,486	$62,586,589	$3,950,620	$6,369,847	$6,617,431
Net assets from contracts in payout	—	946,882	—	—	—
Total Net Assets	$674,486	$63,533,471	$3,950,620	$6,369,847	$6,617,431

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2022

	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP FundsManager 50% Division
Assets:
Investments at fair value	$5,368,272	$3,499,778	$3,548,894	$7,783,991	$185,164,874
Due from Metropolitan Life Insurance Company	1	—	—	—	—
Total Assets	5,368,273	3,499,778	3,548,894	7,783,991	185,164,874
Liabilities:
Accrued fees	14	40	9	23	—
Due to Metropolitan Life Insurance Company	—	—	1	—	—
Total Liabilities	14	40	10	23	—
Net Assets	$5,368,259	$3,499,738	$3,548,884	$7,783,968	$185,164,874
Contract Owners' Equity
Net assets from accumulation units	$5,368,259	$3,499,738	$3,548,884	$7,783,968	$185,164,874
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$5,368,259	$3,499,738	$3,548,884	$7,783,968	$185,164,874

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP FundsManager 60% Division	Fidelity® VIP Government Money Market Division	Fidelity® VIP Growth Division	Fidelity® VIP Investment Grade Bond Division	Fidelity® VIP Mid Cap Division
Assets:
Investments at fair value	$175,394,594	$4,103,960	$97,058,589	$7,090,972	$431,777
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	175,394,594	4,103,960	97,058,589	7,090,972	431,777
Liabilities:
Accrued fees	—	—	—	3	4
Due to Metropolitan Life Insurance Company	1	—	—	—	—
Total Liabilities	1	—	—	3	4
Net Assets	$175,394,593	$4,103,960	$97,058,589	$7,090,969	$431,773
Contract Owners' Equity
Net assets from accumulation units	$175,394,593	$4,103,960	$96,973,738	$7,079,691	$431,773
Net assets from contracts in payout	—	—	84,851	11,278	—
Total Net Assets	$175,394,593	$4,103,960	$97,058,589	$7,090,969	$431,773

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2022

	FTVIPT Templeton Developing Markets VIP Division	FTVIPT Templeton Foreign VIP Division	Janus Henderson Enterprise Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division
Assets:
Investments at fair value	$32,489	$1,036	$59,649	$50,412	$81,416
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	32,489	1,036	59,649	50,412	81,416
Liabilities:
Accrued fees	4	3	8	5	2
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	4	3	8	5	2
Net Assets	$32,485	$1,033	$59,641	$50,407	$81,414
Contract Owners' Equity
Net assets from accumulation units	$32,485	$1,033	$59,641	$50,407	$81,414
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$32,485	$1,033	$59,641	$50,407	$81,414

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Core Plus Division	Morgan Stanley VIF Global Infrastructure Division	PIMCO VIT CommodityRealReturn® Strategy Division
Assets:
Investments at fair value	$320,762	$29,425	$340	$55,514	$85,074
Due from Metropolitan Life Insurance Company	1	—	—	—	—
Total Assets	320,763	29,425	340	55,514	85,074
Liabilities:
Accrued fees	4	9	1	11	10
Due to Metropolitan Life Insurance Company	—	—	—	—	1
Total Liabilities	4	9	1	11	11
Net Assets	$320,759	$29,416	$339	$55,503	$85,063
Contract Owners' Equity
Net assets from accumulation units	$320,759	$29,416	$339	$55,503	$85,063
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$320,759	$29,416	$339	$55,503	$85,063

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2022

	PIMCO VIT Dynamic Bond Division	PIMCO VIT Emerging Markets Bond Division	TAP 1919 Variable Socially Responsive Balanced Division
Assets:
Investments at fair value	$11,947	$16,437	$8,175
Due from Metropolitan Life Insurance Company	—	1	—
Total Assets	11,947	16,438	8,175
Liabilities:
Accrued fees	8	9	8
Due to Metropolitan Life Insurance Company	—	—	—
Total Liabilities	8	9	8
Net Assets	$11,939	$16,429	$8,167
Contract Owners' Equity
Net assets from accumulation units	$11,939	$16,429	$8,167
Net assets from contracts in payout	—	—	—
Total Net Assets	$11,939	$16,429	$8,167

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2022

	American Funds® Global Growth Division	American Funds® Global Small Capitalization Division	American Funds® Growth Division	American Funds® Growth-Income Division	American Funds® The Bond Fund of America Division
Investment Income:
Dividends	$1,246	$—	$3,221,550	$8,148,305	$1,957,024
Expenses:
Mortality and expense risk and other charges	1,642	4,103,616	12,547,552	8,082,335	862,999
Administrative charges	204	634,473	1,760,631	1,190,454	143,220
Total expenses	1,846	4,738,089	14,308,183	9,272,789	1,006,219
Net investment income (loss)	(600)	(4,738,089)	(11,086,633)	(1,124,484)	950,805
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	24,806	114,176,095	147,372,160	64,712,283	808,295
Realized gains (losses) on sale of investments	6,089	(3,610,390)	25,005,618	21,312,622	(1,451,111)
Net realized gains (losses)	30,895	110,565,705	172,377,778	86,024,905	(642,816)
Change in unrealized gains (losses) on investments	(98,832)	(241,602,749)	(570,738,790)	(224,223,198)	(11,257,097)
Net realized and change in unrealized gains (losses) on investments	(67,937)	(131,037,044)	(398,361,012)	(138,198,293)	(11,899,913)
Net increase (decrease) in net assets resulting from operations	$(68,537)	$(135,775,133)	$(409,447,645)	$(139,322,777)	$(10,949,108)

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI AB Global Dynamic Allocation Division	BHFTI Allspring Mid Cap Value Division	BHFTI American Funds® Balanced Allocation Division	BHFTI American Funds® Growth Allocation Division	BHFTI American Funds® Growth Division
Investment Income:
Dividends	$39,338,191	$833	$9,195,233	$4,343,317	$1,445,413
Expenses:
Mortality and expense risk and other charges	8,920,033	1,825	6,457,732	4,109,929	2,658,506
Administrative charges	2,293,593	419	1,550,862	948,911	655,245
Total expenses	11,213,626	2,244	8,008,594	5,058,840	3,313,751
Net investment income (loss)	28,124,565	(1,411)	1,186,639	(715,523)	(1,868,338)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	66,040,989	39,060	86,388,353	63,026,663	53,962,086
Realized gains (losses) on sale of investments	(4,019,063)	2,181	(1,388,273)	580,256	2,912,492
Net realized gains (losses)	62,021,926	41,241	85,000,080	63,606,919	56,874,578
Change in unrealized gains (losses) on investments	(327,522,776)	(60,899)	(224,136,212)	(159,530,461)	(159,675,478)
Net realized and change in unrealized gains (losses) on investments	(265,500,850)	(19,658)	(139,136,132)	(95,923,542)	(102,800,900)
Net increase (decrease) in net assets resulting from operations	$(237,376,285)	$(21,069)	$(137,949,493)	$(96,639,065)	$(104,669,238)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTI American Funds® Moderate Allocation Division	BHFTI BlackRock Global Tactical Strategies Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Asset Allocation 100 Division	BHFTI Brighthouse Balanced Plus Division
Investment Income:
Dividends	$10,656,476	$27,243,547	$14,294	$3,309,009	$63,172,273
Expenses:
Mortality and expense risk and other charges	6,147,097	11,463,717	2,775	2,276,907	25,282,284
Administrative charges	1,484,510	2,940,277	512	512,288	6,456,079
Total expenses	7,631,607	14,403,994	3,287	2,789,195	31,738,363
Net investment income (loss)	3,024,869	12,839,553	11,007	519,814	31,433,910
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	64,254,815	43,513,999	—	19,877,207	246,550,896
Realized gains (losses) on sale of investments	(2,945,372)	(14,344,828)	(5,719)	(360,843)	(38,876,137)
Net realized gains (losses)	61,309,443	29,169,171	(5,719)	19,516,364	207,674,759
Change in unrealized gains (losses) on investments	(176,797,608)	(320,092,162)	(42,590)	(77,928,593)	(959,272,106)
Net realized and change in unrealized gains (losses) on investments	(115,488,165)	(290,922,991)	(48,309)	(58,412,229)	(751,597,347)
Net increase (decrease) in net assets resulting from operations	$(112,463,296)	$(278,083,438)	$(37,302)	$(57,892,415)	$(720,163,437)

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ abrdn Emerging Markets Equity Division	BHFTI Brighthouse/ Eaton Vance Floating Rate Division	BHFTI Brighthouse/ Franklin Low Duration Total Return Division	BHFTI Brighthouse/ Templeton International Bond Division
Investment Income:
Dividends	$107,128	$236,520	$665,052	$1,598,123	$—
Expenses:
Mortality and expense risk and other charges	159,525	321,790	215,624	600,059	37,173
Administrative charges	43,594	80,890	47,111	138,650	9,357
Total expenses	203,119	402,680	262,735	738,709	46,530
Net investment income (loss)	(95,991)	(166,160)	402,317	859,414	(46,530)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	3,006,646	4,818,867	—	—	—
Realized gains (losses) on sale of investments	235,594	(244,794)	(316,264)	(1,587,328)	(354,292)
Net realized gains (losses)	3,242,240	4,574,073	(316,264)	(1,587,328)	(354,292)
Change in unrealized gains (losses) on investments	(5,893,184)	(15,226,823)	(703,813)	(3,075,706)	159,953
Net realized and change in unrealized gains (losses) on investments	(2,650,944)	(10,652,750)	(1,020,077)	(4,663,034)	(194,339)
Net increase (decrease) in net assets resulting from operations	$(2,746,935)	$(10,818,910)	$(617,760)	$(3,803,620)	$(240,869)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI CBRE Global Real Estate Division	BHFTI Harris Oakmark International Division	BHFTI Invesco Balanced-Risk Allocation Division	BHFTI Invesco Comstock Division
Investment Income:
Dividends	$5,038,010	$5,929,080	$6,780,196	$23,356,442	$262
Expenses:
Mortality and expense risk and other charges	8,245,740	1,501,062	3,147,418	3,718,162	136
Administrative charges	221,297	296,626	658,626	944,965	23
Total expenses	8,467,037	1,797,688	3,806,044	4,663,127	159
Net investment income (loss)	(3,429,027)	4,131,392	2,974,152	18,693,315	103
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	154,798,591	13,798,735	17,000,007	22,244,230	1,995
Realized gains (losses) on sale of investments	9,130,608	26,607	(4,520,582)	(4,285,021)	669
Net realized gains (losses)	163,929,199	13,825,342	12,479,425	17,959,209	2,664
Change in unrealized gains (losses) on investments	(333,559,874)	(63,561,926)	(76,926,754)	(91,721,301)	(2,739)
Net realized and change in unrealized gains (losses) on investments	(169,630,675)	(49,736,584)	(64,447,329)	(73,762,092)	(75)
Net increase (decrease) in net assets resulting from operations	$(173,059,702)	$(45,605,192)	$(61,473,177)	$(55,068,777)	$28

(a) For the period January 1, 2022 to April 29, 2022.
The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Global Equity Division	BHFTI Invesco Small Cap Growth Division	BHFTI JPMorgan Core Bond Division	BHFTI JPMorgan Global Active Allocation Division	BHFTI JPMorgan Small Cap Value Division
Investment Income:
Dividends	$—	$—	$1,396,464	$14,546,489	$138,224
Expenses:
Mortality and expense risk and other charges	2,286,470	520,685	593,000	5,737,829	161,917
Administrative charges	293,621	97,284	142,442	1,464,421	39,881
Total expenses	2,580,091	617,969	735,442	7,202,250	201,798
Net investment income (loss)	(2,580,091)	(617,969)	661,022	7,344,239	(63,574)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	30,119,813	16,941,726	—	73,990,790	5,302,082
Realized gains (losses) on sale of investments	3,055,122	(4,519,726)	(1,525,442)	(3,287,480)	100,949
Net realized gains (losses)	33,174,935	12,422,000	(1,525,442)	70,703,310	5,403,031
Change in unrealized gains (losses) on investments	(123,087,099)	(37,781,915)	(8,288,792)	(208,762,149)	(8,055,046)
Net realized and change in unrealized gains (losses) on investments	(89,912,164)	(25,359,915)	(9,814,234)	(138,058,839)	(2,652,015)
Net increase (decrease) in net assets resulting from operations	$(92,492,255)	$(25,977,884)	$(9,153,212)	$(130,714,600)	$(2,715,589)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTI Loomis Sayles Global Allocation Division	BHFTI Loomis Sayles Growth Division	BHFTI MetLife Multi-Index Targeted Risk Division	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division
Investment Income:
Dividends	$—	$—	$10,981,973	$2,550,643	$—
Expenses:
Mortality and expense risk and other charges	831,666	3,764,758	5,971,819	1,373,290	4,582,735
Administrative charges	182,700	773,308	1,526,931	259,542	252,184
Total expenses	1,014,366	4,538,066	7,498,750	1,632,832	4,834,919
Net investment income (loss)	(1,014,366)	(4,538,066)	3,483,223	917,811	(4,834,919)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	11,508,200	33,662,091	57,259,243	9,298,402	163,506,522
Realized gains (losses) on sale of investments	(333,284)	(2,152,608)	(8,670,156)	545,765	(59,733,260)
Net realized gains (losses)	11,174,916	31,509,483	48,589,087	9,844,167	103,773,262
Change in unrealized gains (losses) on investments	(35,255,249)	(161,762,515)	(216,901,342)	(41,407,002)	(554,186,540)
Net realized and change in unrealized gains (losses) on investments	(24,080,333)	(130,253,032)	(168,312,255)	(31,562,835)	(450,413,278)
Net increase (decrease) in net assets resulting from operations	$(25,094,699)	$(134,791,098)	$(164,829,032)	$(30,645,024)	$(455,248,197)

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI PanAgora Global Diversified Risk Division	BHFTI PanAgora Global Diversified Risk II Division (a)	BHFTI PIMCO Inflation Protected Bond Division	BHFTI PIMCO Total Return Division	BHFTI Schroders Global Multi-Asset Division
Investment Income:
Dividends	$87,398,381	$—	$17,746,763	$16,229,829	$7,159,283
Expenses:
Mortality and expense risk and other charges	4,994,255	2,609,819	2,873,371	5,606,566	5,029,284
Administrative charges	1,279,791	668,098	653,526	1,223,957	1,280,300
Total expenses	6,274,046	3,277,917	3,526,897	6,830,523	6,309,584
Net investment income (loss)	81,124,335	(3,277,917)	14,219,866	9,399,306	849,699
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	50,567,855	—	—	—	33,675,148
Realized gains (losses) on sale of investments	(15,054,707)	(184,703,326)	(2,725,684)	(14,391,292)	(3,530,023)
Net realized gains (losses)	35,513,148	(184,703,326)	(2,725,684)	(14,391,292)	30,145,125
Change in unrealized gains (losses) on investments	(262,518,904)	92,471,698	(52,041,881)	(93,582,768)	(164,088,196)
Net realized and change in unrealized gains (losses) on investments	(227,005,756)	(92,231,628)	(54,767,565)	(107,974,060)	(133,943,071)
Net increase (decrease) in net assets resulting from operations	$(145,881,421)	$(95,509,545)	$(40,547,699)	$(98,574,754)	$(133,093,372)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTI SSGA Growth and Income ETF Division	BHFTI SSGA Growth ETF Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTI T. Rowe Price Mid Cap Growth Division	BHFTI TCW Core Fixed Income Division
Investment Income:
Dividends	$15,288,363	$3,073,631	$11,089	$—	$208
Expenses:
Mortality and expense risk and other charges	5,011,209	1,102,443	5,477	3,936,567	249
Administrative charges	1,250,657	259,860	1,097	755,098	35
Total expenses	6,261,866	1,362,303	6,574	4,691,665	284
Net investment income (loss)	9,026,497	1,711,328	4,515	(4,691,665)	(76)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	83,510,581	18,890,804	85,974	71,720,611	—
Realized gains (losses) on sale of investments	(3,174,660)	(402,998)	7,530	(6,142,167)	(1,384)
Net realized gains (losses)	80,335,921	18,487,806	93,504	65,578,444	(1,384)
Change in unrealized gains (losses) on investments	(187,053,193)	(42,167,385)	(150,698)	(175,127,634)	(3,108)
Net realized and change in unrealized gains (losses) on investments	(106,717,272)	(23,679,579)	(57,194)	(109,549,190)	(4,492)
Net increase (decrease) in net assets resulting from operations	$(97,690,775)	$(21,968,251)	$(52,679)	$(114,240,855)	$(4,568)

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI Victory Sycamore Mid Cap Value Division	BHFTI Western Asset Management Government Income Division	BHFTII Baillie Gifford International Stock Division	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division
Investment Income:
Dividends	$6,062,482	$6,317,078	$964,017	$8,124,364	$—
Expenses:
Mortality and expense risk and other charges	3,774,296	2,737,040	1,069,579	3,155,282	1,706,055
Administrative charges	584,174	693,579	101,302	545,255	382,882
Total expenses	4,358,470	3,430,619	1,170,881	3,700,537	2,088,937
Net investment income (loss)	1,704,012	2,886,459	(206,864)	4,423,827	(2,088,937)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	41,641,118	—	8,493,133	357,426	47,108,887
Realized gains (losses) on sale of investments	10,811,057	(5,806,492)	(1,649,884)	(7,013,218)	(1,867,717)
Net realized gains (losses)	52,452,175	(5,806,492)	6,843,249	(6,655,792)	45,241,170
Change in unrealized gains (losses) on investments	(69,565,738)	(46,319,709)	(43,602,877)	(50,416,643)	(131,433,385)
Net realized and change in unrealized gains (losses) on investments	(17,113,563)	(52,126,201)	(36,759,628)	(57,072,435)	(86,192,215)
Net increase (decrease) in net assets resulting from operations	$(15,409,551)	$(49,239,742)	$(36,966,492)	$(52,648,608)	$(88,281,152)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse Asset Allocation 20 Division	BHFTII Brighthouse Asset Allocation 40 Division	BHFTII Brighthouse Asset Allocation 60 Division	BHFTII Brighthouse Asset Allocation 80 Division
Investment Income:
Dividends	$—	$7,284,993	$17,651,078	$53,227,502	$25,907,508
Expenses:
Mortality and expense risk and other charges	379,704	2,410,542	6,948,742	24,917,805	14,463,200
Administrative charges	90,150	546,813	1,591,500	5,811,366	3,222,087
Total expenses	469,854	2,957,355	8,540,242	30,729,171	17,685,287
Net investment income (loss)	(469,854)	4,327,638	9,110,836	22,498,331	8,222,221
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	7,307,759	37,086,894	189,958,103	134,591,822
Realized gains (losses) on sale of investments	(97,481)	(4,152,472)	(7,790,890)	(12,727,899)	(683,006)
Net realized gains (losses)	(97,481)	3,155,287	29,296,004	177,230,204	133,908,816
Change in unrealized gains (losses) on investments	510,824	(44,323,416)	(156,261,680)	(677,275,685)	(467,337,958)
Net realized and change in unrealized gains (losses) on investments	413,343	(41,168,129)	(126,965,676)	(500,045,481)	(333,429,142)
Net increase (decrease) in net assets resulting from operations	$(56,511)	$(36,840,491)	$(117,854,840)	$(477,547,150)	$(325,206,921)

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/ Artisan Mid Cap Value Division	BHFTII Brighthouse/ Dimensional International Small Company Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division
Investment Income:
Dividends	$1,354,723	$125,037	$8,776,848	$5,810,104	$—
Expenses:
Mortality and expense risk and other charges	1,804,220	54,225	6,329,755	4,742,835	5,234,500
Administrative charges	274,565	13,333	173,039	929,353	147,197
Total expenses	2,078,785	67,558	6,502,794	5,672,188	5,381,697
Net investment income (loss)	(724,062)	57,479	2,274,054	137,916	(5,381,697)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	24,672,507	581,278	69,908,132	83,228,063	128,366,513
Realized gains (losses) on sale of investments	2,583,780	(204,765)	553,775	7,563,477	(3,226,859)
Net realized gains (losses)	27,256,287	376,513	70,461,907	90,791,540	125,139,654
Change in unrealized gains (losses) on investments	(52,351,710)	(1,673,161)	(183,736,616)	(125,499,982)	(287,193,664)
Net realized and change in unrealized gains (losses) on investments	(25,095,423)	(1,296,648)	(113,274,709)	(34,708,442)	(162,054,010)
Net increase (decrease) in net assets resulting from operations	$(25,819,485)	$(1,239,169)	$(111,000,655)	$(34,570,526)	$(167,435,707)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTII Jennison Growth Division	BHFTII Loomis Sayles Small Cap Core Division	BHFTII Loomis Sayles Small Cap Growth Division	BHFTII MetLife Aggregate Bond Index Division	BHFTII MetLife Mid Cap Stock Index Division
Investment Income:
Dividends	$—	$—	$—	$20,171,768	$4,165,009
Expenses:
Mortality and expense risk and other charges	2,098,893	1,395,873	523,362	7,937,042	4,704,874
Administrative charges	380,221	261,726	79,505	1,617,834	785,801
Total expenses	2,479,114	1,657,599	602,867	9,554,876	5,490,675
Net investment income (loss)	(2,479,114)	(1,657,599)	(602,867)	10,616,892	(1,325,666)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	47,769,151	26,537,683	11,460,181	—	73,224,342
Realized gains (losses) on sale of investments	(8,260,441)	(1,048,463)	(1,846,819)	(14,925,031)	6,887,089
Net realized gains (losses)	39,508,710	25,489,220	9,613,362	(14,925,031)	80,111,431
Change in unrealized gains (losses) on investments	(148,912,363)	(50,186,259)	(24,490,709)	(121,435,937)	(154,398,345)
Net realized and change in unrealized gains (losses) on investments	(109,403,653)	(24,697,039)	(14,877,347)	(136,360,968)	(74,286,914)
Net increase (decrease) in net assets resulting from operations	$(111,882,767)	$(26,354,638)	$(15,480,214)	$(125,744,076)	$(75,612,580)

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife MSCI EAFE® Index Division	BHFTII MetLife Russell 2000® Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division
Investment Income:
Dividends	$13,660,530	$2,593,742	$34,340,696	$1,710,227	$8,626,639
Expenses:
Mortality and expense risk and other charges	4,020,006	3,069,837	32,150,048	1,050,582	6,019,411
Administrative charges	738,384	464,468	3,192,320	196,410	1,077,693
Total expenses	4,758,390	3,534,305	35,342,368	1,246,992	7,097,104
Net investment income (loss)	8,902,140	(940,563)	(1,001,672)	463,235	1,529,535
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	10,254,355	52,206,631	262,305,435	10,155,011	81,871,613
Realized gains (losses) on sale of investments	4,794,054	1,675,528	106,560,510	537,330	6,501,148
Net realized gains (losses)	15,048,409	53,882,159	368,865,945	10,692,341	88,372,761
Change in unrealized gains (losses) on investments	(94,659,842)	(127,048,458)	(1,025,461,315)	(24,062,207)	(139,181,242)
Net realized and change in unrealized gains (losses) on investments	(79,611,433)	(73,166,299)	(656,595,370)	(13,369,866)	(50,808,481)
Net increase (decrease) in net assets resulting from operations	$(70,709,293)	$(74,106,862)	$(657,597,042)	$(12,906,631)	$(49,278,946)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	BHFTII Neuberger Berman Genesis Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII T. Rowe Price Small Cap Growth Division	BHFTII VanEck Global Natural Resources Division	BHFTII Western Asset Management Strategic Bond Opportunities Division
Investment Income:
Dividends	$—	$—	$376,885	$514,612	$18,274,761
Expenses:
Mortality and expense risk and other charges	2,839,686	5,613,346	3,993,346	210,316	3,279,618
Administrative charges	344,291	895,123	473,913	53,947	638,146
Total expenses	3,183,977	6,508,469	4,467,259	264,263	3,917,764
Net investment income (loss)	(3,183,977)	(6,508,469)	(4,090,374)	250,349	14,356,997
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	44,264,007	111,741,908	70,605,946	—	—
Realized gains (losses) on sale of investments	3,424,288	(6,261,424)	(1,794,869)	2,265,652	(4,688,501)
Net realized gains (losses)	47,688,295	105,480,484	68,811,077	2,265,652	(4,688,501)
Change in unrealized gains (losses) on investments	(108,443,402)	(410,062,813)	(173,452,439)	(322,128)	(74,860,603)
Net realized and change in unrealized gains (losses) on investments	(60,755,107)	(304,582,329)	(104,641,362)	1,943,524	(79,549,104)
Net increase (decrease) in net assets resulting from operations	$(63,939,084)	$(311,090,798)	$(108,731,736)	$2,193,873	$(65,192,107)

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management U.S. Government Division	BlackRock Global Allocation V.I. Division	Calvert VP SRI Balanced Division	Calvert VP SRI Mid Cap Division	Delaware VIP® Small Cap Value Division
Investment Income:
Dividends	$2,203,881	$—	$583,777	$—	$7
Expenses:
Mortality and expense risk and other charges	1,100,316	188	536,604	59,861	5
Administrative charges	219,121	40	45,637	—	—
Total expenses	1,319,437	228	582,241	59,861	5
Net investment income (loss)	884,444	(228)	1,536	(59,861)	2
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	266	4,629,355	1,313,908	56
Realized gains (losses) on sale of investments	(2,682,679)	(229)	997,988	20,588	1
Net realized gains (losses)	(2,682,679)	37	5,627,343	1,334,496	57
Change in unrealized gains (losses) on investments	(10,133,724)	(3,238)	(15,121,643)	(2,829,543)	(173)
Net realized and change in unrealized gains (losses) on investments	(12,816,403)	(3,201)	(9,494,300)	(1,495,047)	(116)
Net increase (decrease) in net assets resulting from operations	$(11,931,959)	$(3,429)	$(9,492,764)	$(1,554,908)	$(114)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	Fidelity® VIP Contrafund® Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division
Investment Income:
Dividends	$1,977	$1,230,857	$74,698	$127,802	$125,078
Expenses:
Mortality and expense risk and other charges	6,213	623,510	36,975	70,042	63,195
Administrative charges	751	42,832	745	7,573	7,614
Total expenses	6,964	666,342	37,720	77,615	70,809
Net investment income (loss)	(4,987)	564,515	36,978	50,187	54,269
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	37,315	2,160,570	389,899	465,716	520,804
Realized gains (losses) on sale of investments	12,938	588,025	(100,753)	(158,363)	30,869
Net realized gains (losses)	50,253	2,748,595	289,146	307,353	551,673
Change in unrealized gains (losses) on investments	(306,102)	(7,606,471)	(1,076,717)	(1,794,862)	(2,030,431)
Net realized and change in unrealized gains (losses) on investments	(255,849)	(4,857,876)	(787,571)	(1,487,509)	(1,478,758)
Net increase (decrease) in net assets resulting from operations	$(260,836)	$(4,293,361)	$(750,593)	$(1,437,322)	$(1,424,489)

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP FundsManager 50% Division
Investment Income:
Dividends	$79,898	$47,346	$47,317	$104,895	$3,977,836
Expenses:
Mortality and expense risk and other charges	49,425	29,714	29,546	67,141	4,010,580
Administrative charges	5,848	3,007	3,343	6,366	—
Total expenses	55,273	32,721	32,889	73,507	4,010,580
Net investment income (loss)	24,625	14,625	14,428	31,388	(32,744)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	354,392	226,235	231,150	505,904	35,497,635
Realized gains (losses) on sale of investments	(69,714)	(12,037)	(594)	(53,906)	(1,879,911)
Net realized gains (losses)	284,678	214,198	230,556	451,998	33,617,724
Change in unrealized gains (losses) on investments	(1,328,398)	(862,904)	(873,801)	(1,917,851)	(70,489,715)
Net realized and change in unrealized gains (losses) on investments	(1,043,720)	(648,706)	(643,245)	(1,465,853)	(36,871,991)
Net increase (decrease) in net assets resulting from operations	$(1,019,095)	$(634,081)	$(628,817)	$(1,434,465)	$(36,904,735)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2022

	Fidelity® VIP FundsManager 60% Division	Fidelity® VIP Government Money Market Division	Fidelity® VIP Growth Division	Fidelity® VIP Investment Grade Bond Division	Fidelity® VIP Mid Cap Division
Investment Income:
Dividends	$3,422,400	$66,296	$688,710	$166,254	$1,216
Expenses:
Mortality and expense risk and other charges	3,844,882	46,112	1,054,290	72,827	3,639
Administrative charges	—	—	—	—	454
Total expenses	3,844,882	46,112	1,054,290	72,827	4,093
Net investment income (loss)	(422,482)	20,184	(365,580)	93,427	(2,877)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	36,313,191	—	8,306,623	419,335	30,996
Realized gains (losses) on sale of investments	(3,200,895)	—	2,270,112	(141,591)	1,816
Net realized gains (losses)	33,112,296	—	10,576,735	277,744	32,812
Change in unrealized gains (losses) on investments	(71,591,728)	—	(45,048,536)	(1,575,490)	(114,450)
Net realized and change in unrealized gains (losses) on investments	(38,479,432)	—	(34,471,801)	(1,297,746)	(81,638)
Net increase (decrease) in net assets resulting from operations	$(38,901,914)	$20,184	$(34,837,381)	$(1,204,319)	$(84,515)

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	FTVIPT Templeton Developing Markets VIP Division	FTVIPT Templeton Foreign VIP Division	Janus Henderson Enterprise Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division
Investment Income:
Dividends	$1,051	$18	$104	$552	$1,174
Expenses:
Mortality and expense risk and other charges	315	5	837	416	697
Administrative charges	38	—	104	51	86
Total expenses	353	5	941	467	783
Net investment income (loss)	698	13	(837)	85	391
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	3,038	—	22,693	2,493	7,148
Realized gains (losses) on sale of investments	(634)	—	(1,867)	647	3,603
Net realized gains (losses)	2,404	—	20,826	3,140	10,751
Change in unrealized gains (losses) on investments	(14,732)	(31)	(44,968)	(11,113)	(20,049)
Net realized and change in unrealized gains (losses) on investments	(12,328)	(31)	(24,142)	(7,973)	(9,298)
Net increase (decrease) in net assets resulting from operations	$(11,630)	$(18)	$(24,979)	$(7,888)	$(8,907)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)
For the year ended December 31, 2022

	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Core Plus Division	Morgan Stanley VIF Global Infrastructure Division
Investment Income:
Dividends	$—	$—	$7	$1,539
Expenses:
Mortality and expense risk and other charges	3,507	355	1	586
Administrative charges	416	39	—	142
Total expenses	3,923	394	1	728
Net investment income (loss)	(3,923)	(394)	6	811
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	27,939	1,045	—	3,255
Realized gains (losses) on sale of investments	5,466	(2,672)	(1)	34
Net realized gains (losses)	33,405	(1,627)	(1)	3,289
Change in unrealized gains (losses) on investments	(215,618)	(16,333)	(78)	(10,020)
Net realized and change in unrealized gains (losses) on investments	(182,213)	(17,960)	(79)	(6,731)
Net increase (decrease) in net assets resulting from operations	$(186,136)	$(18,354)	$(73)	$(5,920)

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	PIMCO VIT CommodityRealReturn® Strategy Division	PIMCO VIT Dynamic Bond Division	PIMCO VIT Emerging Markets Bond Division	TAP 1919 Variable Socially Responsive Balanced Division
Investment Income:
Dividends	$15,207	$275	$1,045	$61
Expenses:
Mortality and expense risk and other charges	896	151	236	69
Administrative charges	201	40	56	8
Total expenses	1,097	191	292	77
Net investment income (loss)	14,110	84	753	(16)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	2,026	—	426
Realized gains (losses) on sale of investments	366	(1,077)	(2,995)	6
Net realized gains (losses)	366	949	(2,995)	432
Change in unrealized gains (losses) on investments	(18,725)	(2,471)	(3,292)	(2,670)
Net realized and change in unrealized gains (losses) on investments	(18,359)	(1,522)	(6,287)	(2,238)
Net increase (decrease) in net assets resulting from operations	$(4,249)	$(1,438)	$(5,534)	$(2,254)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2022 and 2021

	American Funds® Global Growth Division		American Funds® Global Small Capitalization Division		American Funds® Growth Division		American Funds® Growth-Income Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(600)	$(1,629)	$(4,738,089)	$(6,773,668)	$(11,086,633)	$(16,013,036)	$(1,124,484)	$(2,610,038)
Net realized gains (losses)	30,895	36,227	110,565,705	37,597,950	172,377,778	270,221,586	86,024,905	51,783,238
Change in unrealized gains (losses) on investments	(98,832)	6,284	(241,602,749)	(4,521,614)	(570,738,790)	(5,753,875)	(224,223,198)	111,065,267
Net increase (decrease) in net assets resulting from operations	(68,537)	40,882	(135,775,133)	26,302,668	(409,447,645)	248,454,675	(139,322,777)	160,238,467
Contract Transactions:
Purchase payments received from Contract owners	—	70	3,426,544	4,384,060	10,510,904	11,778,445	5,894,086	6,504,223
Net transfers (including fixed account)	12,407	(6,783)	19,218,135	(6,469,791)	12,411,007	(37,841,541)	(10,860,140)	(25,097,291)
Contract charges	—	—	(1,437,382)	(1,534,473)	(2,699,019)	(2,684,626)	(2,327,331)	(2,276,995)
Transfers for Contract benefits and terminations	(54,317)	(42,772)	(31,233,255)	(54,478,703)	(96,970,497)	(157,236,091)	(72,129,653)	(96,566,881)
Net increase (decrease) in net assets resulting from Contract transactions	(41,910)	(49,485)	(10,025,958)	(58,098,907)	(76,747,605)	(185,983,813)	(79,423,038)	(117,436,944)
Net increase (decrease) in net assets	(110,447)	(8,603)	(145,801,091)	(31,796,239)	(486,195,250)	62,470,862	(218,745,815)	42,801,523
Net Assets:
Beginning of year	273,167	281,770	443,145,956	474,942,195	1,359,475,833	1,297,004,971	808,908,049	766,106,526
End of year	$162,720	$273,167	$297,344,865	$443,145,956	$873,280,583	$1,359,475,833	$590,162,234	$808,908,049

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	American Funds® The Bond Fund of America Division		BHFTI AB Global Dynamic Allocation Division		BHFTI Allspring Mid Cap Value Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$950,805	$(43,469)	$28,124,565	$(11,986,090)	$(1,411)	$(1,653)
Net realized gains (losses)	(642,816)	3,762,295	62,021,926	99,086,295	41,241	7,808
Change in unrealized gains (losses) on investments	(11,257,097)	(5,273,900)	(327,522,776)	4,345,270	(60,899)	51,434
Net increase (decrease) in net assets resulting from operations	(10,949,108)	(1,555,074)	(237,376,285)	91,445,475	(21,069)	57,589
Contract Transactions:
Purchase payments received from Contract owners	1,119,826	968,357	2,555,674	889,078	—	—
Net transfers (including fixed account)	(3,395,469)	5,831,177	(6,661,615)	(18,923,741)	(17,434)	(13,399)
Contract charges	(387,200)	(356,099)	(16,411,512)	(17,476,412)	(8)	(8)
Transfers for Contract benefits and terminations	(7,464,547)	(9,115,497)	(94,257,778)	(142,695,787)	(95,559)	(25,523)
Net increase (decrease) in net assets resulting from Contract transactions	(10,127,390)	(2,672,062)	(114,775,231)	(178,206,862)	(113,001)	(38,930)
Net increase (decrease) in net assets	(21,076,498)	(4,227,136)	(352,151,516)	(86,761,387)	(134,070)	18,659
Net Assets:
Beginning of year	83,591,263	87,818,399	1,149,682,505	1,236,443,892	248,627	229,968
End of year	$62,514,765	$83,591,263	$797,530,989	$1,149,682,505	$114,557	$248,627

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI American Funds® Balanced Allocation Division		BHFTI American Funds® Growth Allocation Division		BHFTI American Funds® Growth Division		BHFTI American Funds® Moderate Allocation Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,186,639	$(488,060)	$(715,523)	$(2,179,295)	$(1,868,338)	$(4,571,806)	$3,024,869	$2,224,630
Net realized gains (losses)	85,000,080	48,709,808	63,606,919	29,038,147	56,874,578	62,461,431	61,309,443	40,362,611
Change in unrealized gains (losses) on investments	(224,136,212)	34,664,966	(159,530,461)	39,648,497	(159,675,478)	8,656,989	(176,797,608)	18,466,990
Net increase (decrease) in net assets resulting from operations	(137,949,493)	82,886,714	(96,639,065)	66,507,349	(104,669,238)	66,546,614	(112,463,296)	61,054,231
Contract Transactions:
Purchase payments received from Contract owners	3,467,512	4,160,842	5,405,481	5,642,241	427,075	773,020	4,472,422	4,974,620
Net transfers (including fixed account)	1,999,004	6,173,459	(3,673,139)	1,959,261	19,470,762	(33,200,207)	(5,417,815)	(7,291,973)
Contract charges	(7,004,629)	(7,078,783)	(3,902,401)	(3,647,278)	(2,157,133)	(2,232,086)	(6,757,574)	(7,137,150)
Transfers for Contract benefits and terminations	(65,994,097)	(107,294,219)	(34,747,511)	(41,220,457)	(32,775,326)	(61,386,885)	(66,827,932)	(91,595,518)
Net increase (decrease) in net assets resulting from Contract transactions	(67,532,210)	(104,038,701)	(36,917,570)	(37,266,233)	(15,034,622)	(96,046,158)	(74,530,899)	(101,050,021)
Net increase (decrease) in net assets	(205,481,703)	(21,151,987)	(133,556,635)	29,241,116	(119,703,860)	(29,499,544)	(186,994,195)	(39,995,790)
Net Assets:
Beginning of year	792,659,669	813,811,656	502,935,505	473,694,389	344,916,945	374,416,489	738,578,220	778,574,010
End of year	$587,177,966	$792,659,669	$369,378,870	$502,935,505	$225,213,085	$344,916,945	$551,584,025	$738,578,220

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI BlackRock Global Tactical Strategies Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Asset Allocation 100 Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$12,839,553	$1,956,307	$11,007	$11,513	$519,814	$(87,116)
Net realized gains (losses)	29,169,171	74,939,342	(5,719)	7,440	19,516,364	26,151,448
Change in unrealized gains (losses) on investments	(320,092,162)	46,237,837	(42,590)	(2,913)	(77,928,593)	15,619,775
Net increase (decrease) in net assets resulting from operations	(278,083,438)	123,133,486	(37,302)	16,040	(57,892,415)	41,684,107
Contract Transactions:
Purchase payments received from Contract owners	2,932,361	1,538,484	9,962	38,463	5,846,488	6,280,007
Net transfers (including fixed account)	(13,731,016)	(23,066,241)	(5,353)	16,856	227,912	2,175,804
Contract charges	(21,038,300)	(22,218,505)	(29)	(38)	(517,685)	(452,727)
Transfers for Contract benefits and terminations	(124,273,619)	(185,236,853)	(116,349)	(146,942)	(16,977,396)	(26,229,781)
Net increase (decrease) in net assets resulting from Contract transactions	(156,110,574)	(228,983,115)	(111,769)	(91,661)	(11,420,681)	(18,226,697)
Net increase (decrease) in net assets	(434,194,012)	(105,849,629)	(149,071)	(75,621)	(69,313,096)	23,457,410
Net Assets:
Beginning of year	1,456,631,240	1,562,480,869	374,224	449,845	278,055,934	254,598,524
End of year	$1,022,437,228	$1,456,631,240	$225,153	$374,224	$208,742,838	$278,055,934

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI Brighthouse Balanced Plus Division		BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/abrdn Emerging Markets Equity Division		BHFTI Brighthouse/Eaton Vance Floating Rate Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$31,433,910	$37,499,292	$(95,991)	$(64,869)	$(166,160)	$(472,473)	$402,317	$353,227
Net realized gains (losses)	207,674,759	175,708,520	3,242,240	767,249	4,574,073	2,648,795	(316,264)	(127,367)
Change in unrealized gains (losses) on investments	(959,272,106)	(3,734,062)	(5,893,184)	4,307,576	(15,226,823)	(4,561,000)	(703,813)	179,559
Net increase (decrease) in net assets resulting from operations	(720,163,437)	209,473,750	(2,746,935)	5,009,956	(10,818,910)	(2,384,678)	(617,760)	405,419
Contract Transactions:
Purchase payments received from Contract owners	5,639,355	2,728,744	488,876	579,159	59,481	63,604	36,766	12,354
Net transfers (including fixed account)	(14,040,173)	26,289,313	(207,140)	(312,442)	3,682,177	1,798,956	1,837,610	3,190,664
Contract charges	(43,089,629)	(46,802,308)	(37,386)	(32,266)	(311,270)	(327,276)	(55,572)	(47,858)
Transfers for Contract benefits and terminations	(293,878,722)	(469,537,834)	(1,640,013)	(1,983,587)	(3,237,265)	(5,967,548)	(3,137,962)	(3,832,469)
Net increase (decrease) in net assets resulting from Contract transactions	(345,369,169)	(487,322,085)	(1,395,663)	(1,749,136)	193,123	(4,432,264)	(1,319,158)	(677,309)
Net increase (decrease) in net assets	(1,065,532,606)	(277,848,335)	(4,142,598)	3,260,820	(10,625,787)	(6,816,942)	(1,936,918)	(271,890)
Net Assets:
Beginning of year	3,294,483,428	3,572,331,763	20,325,098	17,064,278	40,417,620	47,234,562	19,666,389	19,938,279
End of year	$2,228,950,822	$3,294,483,428	$16,182,500	$20,325,098	$29,791,833	$40,417,620	$17,729,471	$19,666,389

(a) For the period January 1, 2022 to April 29, 2022.
The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/Franklin Low Duration Total Return Division		BHFTI Brighthouse/Templeton International Bond Division		BHFTI Brighthouse/Wellington Large Cap Research Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$859,414	$421,482	$(46,530)	$(59,170)	$(3,429,027)	$(2,355,349)
Net realized gains (losses)	(1,587,328)	(438,431)	(354,292)	(186,707)	163,929,199	118,239,234
Change in unrealized gains (losses) on investments	(3,075,706)	(656,790)	159,953	(64,974)	(333,559,874)	59,969,075
Net increase (decrease) in net assets resulting from operations	(3,803,620)	(673,739)	(240,869)	(310,851)	(173,059,702)	175,852,960
Contract Transactions:
Purchase payments received from Contract owners	299,463	295,461	14,183	2,056	5,003,825	5,185,785
Net transfers (including fixed account)	(1,399,226)	10,882,137	(415,407)	752,411	(11,768,419)	(16,272,541)
Contract charges	(529,533)	(507,036)	(49,174)	(48,579)	(508,906)	(511,886)
Transfers for Contract benefits and terminations	(7,966,583)	(10,714,329)	(439,378)	(775,098)	(63,884,716)	(80,876,968)
Net increase (decrease) in net assets resulting from Contract transactions	(9,595,879)	(43,767)	(889,776)	(69,210)	(71,158,216)	(92,475,610)
Net increase (decrease) in net assets	(13,399,499)	(717,506)	(1,130,645)	(380,061)	(244,217,918)	83,377,350
Net Assets:
Beginning of year	67,677,469	68,394,975	4,563,951	4,944,012	889,105,237	805,727,887
End of year	$54,277,970	$67,677,469	$3,433,306	$4,563,951	$644,887,319	$889,105,237

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI CBRE Global Real Estate Division		BHFTI Harris Oakmark International Division		BHFTI Invesco Balanced-Risk Allocation Division		BHFTI Invesco Comstock Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,131,392	$2,893,717	$2,974,152	$(2,400,992)	$18,693,315	$7,836,692	$103	$(25)
Net realized gains (losses)	13,825,342	3,397,563	12,479,425	7,623,214	17,959,209	14,278,919	2,664	4,111
Change in unrealized gains (losses) on investments	(63,561,926)	43,781,344	(76,926,754)	25,327,901	(91,721,301)	13,002,923	(2,739)	8,361
Net increase (decrease) in net assets resulting from operations	(45,605,192)	50,072,624	(61,473,177)	30,550,123	(55,068,777)	35,118,534	28	12,447
Contract Transactions:
Purchase payments received from Contract owners	1,550,765	1,921,238	3,934,219	4,863,466	482,793	493,345	—	—
Net transfers (including fixed account)	1,415,572	(13,280,159)	(4,610,863)	(14,704,634)	28,516,289	14,427,934	(1,546)	(795)
Contract charges	(620,428)	(628,088)	(1,805,292)	(1,871,494)	(6,406,962)	(6,053,372)	(2)	(4)
Transfers for Contract benefits and terminations	(14,101,928)	(21,077,633)	(29,591,370)	(57,538,748)	(46,146,413)	(59,700,559)	(2,196)	(48,361)
Net increase (decrease) in net assets resulting from Contract transactions	(11,756,019)	(33,064,642)	(32,073,306)	(69,251,410)	(23,554,293)	(50,832,652)	(3,744)	(49,160)
Net increase (decrease) in net assets	(57,361,211)	17,007,982	(93,546,483)	(38,701,287)	(78,623,070)	(15,714,118)	(3,716)	(36,713)
Net Assets:
Beginning of year	183,528,774	166,520,792	379,548,585	418,249,872	420,943,457	436,657,575	17,943	54,656
End of year	$126,167,563	$183,528,774	$286,002,102	$379,548,585	$342,320,387	$420,943,457	$14,227	$17,943

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Global Equity Division		BHFTI Invesco Small Cap Growth Division		BHFTI JPMorgan Core Bond Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(2,580,091)	$(3,422,227)	$(617,969)	$(949,430)	$661,022	$752,320
Net realized gains (losses)	33,174,935	30,280,034	12,422,000	17,104,094	(1,525,442)	5,729
Change in unrealized gains (losses) on investments	(123,087,099)	11,623,772	(37,781,915)	(12,066,264)	(8,288,792)	(2,825,618)
Net increase (decrease) in net assets resulting from operations	(92,492,255)	38,481,579	(25,977,884)	4,088,400	(9,153,212)	(2,067,569)
Contract Transactions:
Purchase payments received from Contract owners	2,444,025	2,908,913	837,209	965,301	108,137	129,710
Net transfers (including fixed account)	7,985,653	(5,398,969)	(433,705)	6,582,050	(5,051,002)	11,192,168
Contract charges	(858,923)	(890,031)	(200,266)	(217,108)	(592,945)	(567,074)
Transfers for Contract benefits and terminations	(20,703,866)	(29,958,489)	(4,860,882)	(9,570,530)	(7,101,858)	(12,899,709)
Net increase (decrease) in net assets resulting from Contract transactions	(11,133,111)	(33,338,576)	(4,657,644)	(2,240,287)	(12,637,668)	(2,144,905)
Net increase (decrease) in net assets	(103,625,366)	5,143,003	(30,635,528)	1,848,113	(21,790,880)	(4,212,474)
Net Assets:
Beginning of year	286,660,569	281,517,566	73,101,402	71,253,289	71,214,221	75,426,695
End of year	$183,035,203	$286,660,569	$42,465,874	$73,101,402	$49,423,341	$71,214,221

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI JPMorgan Global Active Allocation Division		BHFTI JPMorgan Small Cap Value Division		BHFTI Loomis Sayles Global Allocation Division		BHFTI Loomis Sayles Growth Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$7,344,239	$(5,668,421)	$(63,574)	$(58,210)	$(1,014,366)	$(445,227)	$(4,538,066)	$(5,938,681)
Net realized gains (losses)	70,703,310	58,370,732	5,403,031	2,193,632	11,174,916	14,338,304	31,509,483	30,392,388
Change in unrealized gains (losses) on investments	(208,762,149)	7,598,360	(8,055,046)	3,164,275	(35,255,249)	(887,597)	(161,762,515)	52,736,767
Net increase (decrease) in net assets resulting from operations	(130,714,600)	60,300,671	(2,715,589)	5,299,697	(25,094,699)	13,005,480	(134,791,098)	77,190,474
Contract Transactions:
Purchase payments received from Contract owners	1,233,243	307,838	33,491	39,693	796,247	1,016,041	3,703,055	4,882,603
Net transfers (including fixed account)	(4,747,060)	8,821,451	(471,354)	(1,854,829)	217,103	(586,586)	5,025,585	(22,812,168)
Contract charges	(9,696,140)	(10,296,459)	(133,022)	(128,589)	(587,114)	(597,016)	(2,269,417)	(2,357,725)
Transfers for Contract benefits and terminations	(67,047,132)	(101,844,532)	(1,688,533)	(3,027,241)	(8,298,381)	(12,324,900)	(36,882,765)	(62,603,735)
Net increase (decrease) in net assets resulting from Contract transactions	(80,257,089)	(103,011,702)	(2,259,418)	(4,970,966)	(7,872,145)	(12,492,461)	(30,423,542)	(82,891,025)
Net increase (decrease) in net assets	(210,971,689)	(42,711,031)	(4,975,007)	328,731	(32,966,844)	513,019	(165,214,640)	(5,700,551)
Net Assets:
Beginning of year	727,927,972	770,639,003	19,297,008	18,968,277	105,733,405	105,220,386	480,887,272	486,587,823
End of year	$516,956,283	$727,927,972	$14,322,001	$19,297,008	$72,766,561	$105,733,405	$315,672,632	$480,887,272

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI MetLife Multi-Index Targeted Risk Division		BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,483,223	$4,265,916	$917,811	$(368,142)	$(4,834,919)	$(10,899,495)
Net realized gains (losses)	48,589,087	42,788,345	9,844,167	12,199,333	103,773,262	484,970,902
Change in unrealized gains (losses) on investments	(216,901,342)	17,460,716	(41,407,002)	5,641,144	(554,186,540)	(566,916,409)
Net increase (decrease) in net assets resulting from operations	(164,829,032)	64,514,977	(30,645,024)	17,472,335	(455,248,197)	(92,845,002)
Contract Transactions:
Purchase payments received from Contract owners	1,047,801	421,644	1,650,637	2,186,314	5,502,867	6,512,207
Net transfers (including fixed account)	(3,027,561)	(6,552,982)	(758,521)	938,504	23,963,355	(12,261,899)
Contract charges	(9,990,250)	(10,819,041)	(680,762)	(680,661)	(500,754)	(670,265)
Transfers for Contract benefits and terminations	(67,937,518)	(104,319,553)	(13,126,004)	(23,558,147)	(30,954,365)	(91,793,548)
Net increase (decrease) in net assets resulting from Contract transactions	(79,907,528)	(121,269,932)	(12,914,650)	(21,113,990)	(1,988,897)	(98,213,505)
Net increase (decrease) in net assets	(244,736,560)	(56,754,955)	(43,559,674)	(3,641,655)	(457,237,094)	(191,058,507)
Net Assets:
Beginning of year	774,902,087	831,657,042	168,979,566	172,621,221	729,134,205	920,192,712
End of year	$530,165,527	$774,902,087	$125,419,892	$168,979,566	$271,897,111	$729,134,205

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI PanAgora Global Diversified Risk Division		BHFTI PanAgora Global Diversified Risk II Division		BHFTI PIMCO Inflation Protected Bond Division		BHFTI PIMCO Total Return Division
	2022	2021	2022 (a)	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$81,124,335	$(1,200,967)	$(3,277,917)	$(11,225,421)	$14,219,866	$(1,745,818)	$9,399,306	$4,113,642
Net realized gains (losses)	35,513,148	8,971,073	(184,703,326)	14,331,632	(2,725,684)	922,394	(14,391,292)	28,978,578
Change in unrealized gains (losses) on investments	(262,518,904)	(2,924,407)	92,471,698	94,475,129	(52,041,881)	14,552,033	(93,582,768)	(51,522,591)
Net increase (decrease) in net assets resulting from operations	(145,881,421)	4,845,699	(95,509,545)	97,581,340	(40,547,699)	13,728,609	(98,574,754)	(18,430,371)
Contract Transactions:
Purchase payments received from Contract owners	1,494,439	60,442	631,403	1,098,505	1,786,663	1,933,498	3,653,049	5,104,171
Net transfers (including fixed account)	757,159,029	2,553,740	(758,710,614)	(19,024,564)	(16,046,902)	38,760,414	(25,028,289)	66,366,031
Contract charges	(10,759,215)	(1,382,248)	(3,585,961)	(13,964,431)	(2,627,608)	(2,458,284)	(4,422,675)	(4,298,205)
Transfers for Contract benefits and terminations	(51,355,939)	(10,197,798)	(29,076,117)	(108,853,659)	(29,318,065)	(45,458,686)	(57,588,489)	(96,780,080)
Net increase (decrease) in net assets resulting from Contract transactions	696,538,314	(8,965,864)	(790,741,289)	(140,744,149)	(46,205,912)	(7,223,058)	(83,386,404)	(29,608,083)
Net increase (decrease) in net assets	550,656,893	(4,120,165)	(886,250,834)	(43,162,809)	(86,753,611)	6,505,551	(181,961,158)	(48,038,454)
Net Assets:
Beginning of year	92,948,445	97,068,610	886,250,834	929,413,643	337,008,189	330,502,638	667,326,755	715,365,209
End of year	$643,605,338	$92,948,445	$—	$886,250,834	$250,254,578	$337,008,189	$485,365,597	$667,326,755

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI Schroders Global Multi-Asset Division		BHFTI SSGA Growth and Income ETF Division		BHFTI SSGA Growth ETF Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$849,699	$(6,167,603)	$9,026,497	$3,436,931	$1,711,328	$291,478
Net realized gains (losses)	30,145,125	14,794,627	80,335,921	44,744,928	18,487,806	10,665,951
Change in unrealized gains (losses) on investments	(164,088,196)	56,009,498	(187,053,193)	24,346,137	(42,167,385)	9,091,896
Net increase (decrease) in net assets resulting from operations	(133,093,372)	64,636,522	(97,690,775)	72,527,996	(21,968,251)	20,049,325
Contract Transactions:
Purchase payments received from Contract owners	857,752	430,517	1,957,039	2,596,062	1,434,366	1,704,952
Net transfers (including fixed account)	(4,787,708)	(17,232,768)	(4,463,329)	(13,251,391)	(627,962)	(2,725,636)
Contract charges	(8,420,119)	(9,192,598)	(6,120,430)	(6,592,122)	(939,723)	(919,531)
Transfers for Contract benefits and terminations	(57,824,524)	(92,542,113)	(56,397,003)	(83,936,543)	(9,978,952)	(15,687,006)
Net increase (decrease) in net assets resulting from Contract transactions	(70,174,599)	(118,536,962)	(65,023,723)	(101,183,994)	(10,112,271)	(17,627,221)
Net increase (decrease) in net assets	(203,267,971)	(53,900,440)	(162,714,498)	(28,655,998)	(32,080,522)	2,422,104
Net Assets:
Beginning of year	649,441,142	703,341,582	616,034,159	644,690,157	133,226,796	130,804,692
End of year	$446,173,171	$649,441,142	$453,319,661	$616,034,159	$101,146,274	$133,226,796

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI T. Rowe Price Large Cap Value Division		BHFTI T. Rowe Price Mid Cap Growth Division		BHFTI TCW Core Fixed Income Division		BHFTI Victory Sycamore Mid Cap Value Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,515	$5,259	$(4,691,665)	$(6,264,927)	$(76)	$21	$1,704,012	$(275,905)
Net realized gains (losses)	93,504	20,521	65,578,444	63,906,402	(1,384)	2,486	52,452,175	27,061,856
Change in unrealized gains (losses) on investments	(150,698)	132,856	(175,127,634)	7,170,398	(3,108)	(3,857)	(69,565,738)	74,194,902
Net increase (decrease) in net assets resulting from operations	(52,679)	158,636	(114,240,855)	64,811,873	(4,568)	(1,350)	(15,409,551)	100,980,853
Contract Transactions:
Purchase payments received from Contract owners	2,125	156	4,931,288	5,963,654	—	—	2,543,213	2,987,753
Net transfers (including fixed account)	23,342	(58,703)	(4,947,038)	(14,014,541)	(25,305)	—	(14,519,291)	(15,503,799)
Contract charges	(22)	(25)	(1,726,852)	(1,736,980)	—	—	(1,191,135)	(1,103,413)
Transfers for Contract benefits and terminations	(234,377)	(54,527)	(39,186,882)	(64,376,721)	(3)	(5,816)	(34,698,701)	(44,680,247)
Net increase (decrease) in net assets resulting from Contract transactions	(208,932)	(113,099)	(40,929,484)	(74,164,588)	(25,308)	(5,816)	(47,865,914)	(58,299,706)
Net increase (decrease) in net assets	(261,611)	45,537	(155,170,339)	(9,352,715)	(29,876)	(7,166)	(63,275,465)	42,681,147
Net Assets:
Beginning of year	731,476	685,939	496,061,829	505,414,544	45,391	52,557	394,481,911	351,800,764
End of year	$469,865	$731,476	$340,891,490	$496,061,829	$15,515	$45,391	$331,206,446	$394,481,911

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTI Western Asset Management Government Income Division		BHFTII Baillie Gifford International Stock Division		BHFTII BlackRock Bond Income Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,886,459	$3,238,557	$(206,864)	$(533,904)	$4,423,827	$5,185,469
Net realized gains (losses)	(5,806,492)	835,475	6,843,249	18,665,643	(6,655,792)	7,990,201
Change in unrealized gains (losses) on investments	(46,319,709)	(16,464,114)	(43,602,877)	(20,382,097)	(50,416,643)	(20,344,177)
Net increase (decrease) in net assets resulting from operations	(49,239,742)	(12,390,082)	(36,966,492)	(2,250,358)	(52,648,608)	(7,168,507)
Contract Transactions:
Purchase payments received from Contract owners	1,512,122	601,439	833,886	1,110,698	2,040,246	2,880,538
Net transfers (including fixed account)	16,143,275	19,275,312	2,830,334	5,020,923	(15,465,982)	27,018,606
Contract charges	(5,528,089)	(5,783,050)	(296,034)	(314,880)	(1,767,624)	(1,736,205)
Transfers for Contract benefits and terminations	(44,795,563)	(73,928,278)	(7,544,141)	(18,307,886)	(33,563,669)	(48,749,496)
Net increase (decrease) in net assets resulting from Contract transactions	(32,668,255)	(59,834,577)	(4,175,955)	(12,491,145)	(48,757,029)	(20,586,557)
Net increase (decrease) in net assets	(81,907,997)	(72,224,659)	(41,142,447)	(14,741,503)	(101,405,637)	(27,755,064)
Net Assets:
Beginning of year	326,125,318	398,349,977	126,145,494	140,886,997	361,431,935	389,186,999
End of year	$244,217,321	$326,125,318	$85,003,047	$126,145,494	$260,026,298	$361,431,935

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse Asset Allocation 20 Division		BHFTII Brighthouse Asset Allocation 40 Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(2,088,937)	$(2,969,573)	$(469,854)	$(512,968)	$4,327,638	$5,128,052	$9,110,836	$12,134,866
Net realized gains (losses)	45,241,170	47,600,377	(97,481)	(183,551)	3,155,287	5,974,185	29,296,004	40,364,512
Change in unrealized gains (losses) on investments	(131,433,385)	(2,918,447)	510,824	(35,833)	(44,323,416)	(3,976,725)	(156,261,680)	(1,465,683)
Net increase (decrease) in net assets resulting from operations	(88,281,152)	41,712,357	(56,511)	(732,352)	(36,840,491)	7,125,512	(117,854,840)	51,033,695
Contract Transactions:
Purchase payments received from Contract owners	2,660,256	2,634,998	49,856	187,278	1,411,432	2,323,246	4,901,113	6,408,014
Net transfers (including fixed account)	4,260,057	(9,323,076)	8,869,621	8,146,597	(5,520,033)	1,654,761	(5,880,138)	(539,635)
Contract charges	(866,232)	(920,884)	(399,622)	(483,053)	(2,148,442)	(2,398,710)	(6,237,625)	(6,713,631)
Transfers for Contract benefits and terminations	(19,193,088)	(29,244,507)	(12,039,453)	(17,191,773)	(33,823,678)	(40,023,748)	(90,370,046)	(106,445,875)
Net increase (decrease) in net assets resulting from Contract transactions	(13,139,007)	(36,853,469)	(3,519,598)	(9,340,951)	(40,080,721)	(38,444,451)	(97,586,696)	(107,291,127)
Net increase (decrease) in net assets	(101,420,159)	4,858,888	(3,576,109)	(10,073,303)	(76,921,212)	(31,318,939)	(215,441,536)	(56,257,432)
Net Assets:
Beginning of year	234,988,229	230,129,341	37,400,746	47,474,049	280,143,828	311,462,767	818,808,370	875,065,802
End of year	$133,568,070	$234,988,229	$33,824,637	$37,400,746	$203,222,616	$280,143,828	$603,366,834	$818,808,370

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 60 Division		BHFTII Brighthouse Asset Allocation 80 Division		BHFTII Brighthouse/Artisan Mid Cap Value Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$22,498,331	$27,440,189	$8,222,221	$7,900,018	$(724,062)	$(814,654)
Net realized gains (losses)	177,230,204	223,232,028	133,908,816	156,127,480	27,256,287	11,793,499
Change in unrealized gains (losses) on investments	(677,275,685)	35,631,578	(467,337,958)	57,221,877	(52,351,710)	31,811,752
Net increase (decrease) in net assets resulting from operations	(477,547,150)	286,303,795	(325,206,921)	221,249,375	(25,819,485)	42,790,597
Contract Transactions:
Purchase payments received from Contract owners	21,219,775	24,017,175	19,932,328	21,855,608	1,490,121	1,786,243
Net transfers (including fixed account)	(36,523,771)	(19,479,129)	(16,709,141)	(20,209,478)	(5,620,339)	(4,009,993)
Contract charges	(23,290,818)	(24,565,931)	(10,210,899)	(10,008,728)	(442,471)	(439,528)
Transfers for Contract benefits and terminations	(260,944,756)	(394,308,570)	(120,391,906)	(184,195,930)	(16,347,877)	(22,579,094)
Net increase (decrease) in net assets resulting from Contract transactions	(299,539,570)	(414,336,455)	(127,379,618)	(192,558,528)	(20,920,566)	(25,242,372)
Net increase (decrease) in net assets	(777,086,720)	(128,032,660)	(452,586,539)	28,690,847	(46,740,051)	17,548,225
Net Assets:
Beginning of year	3,004,188,035	3,132,220,695	1,751,110,118	1,722,419,271	195,847,200	178,298,975
End of year	$2,227,101,315	$3,004,188,035	$1,298,523,579	$1,751,110,118	$149,107,149	$195,847,200

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTII Brighthouse/Dimensional International Small Company Division		BHFTII Brighthouse/Wellington Balanced Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$57,479	$18,896	$2,274,054	$3,467,398	$137,916	$4,810	$(5,381,697)	$(7,278,472)
Net realized gains (losses)	376,513	401,971	70,461,907	67,241,789	90,791,540	43,083,841	125,139,654	101,313,064
Change in unrealized gains (losses) on investments	(1,673,161)	421,698	(183,736,616)	3,157,671	(125,499,982)	62,915,404	(287,193,664)	(20,345,195)
Net increase (decrease) in net assets resulting from operations	(1,239,169)	842,565	(111,000,655)	73,866,858	(34,570,526)	106,004,055	(167,435,707)	73,689,397
Contract Transactions:
Purchase payments received from Contract owners	18,664	17,981	4,638,483	3,657,298	3,609,111	3,785,409	2,476,037	3,062,177
Net transfers (including fixed account)	(97,363)	(344,012)	(5,261,300)	(688,417)	(23,985,142)	(17,687,364)	(768,488)	(7,644,833)
Contract charges	(35,419)	(36,156)	(270,256)	(261,167)	(2,090,171)	(1,932,196)	(404,741)	(429,490)
Transfers for Contract benefits and terminations	(550,107)	(800,128)	(56,030,805)	(57,387,398)	(44,878,048)	(62,630,915)	(35,663,993)	(54,694,118)
Net increase (decrease) in net assets resulting from Contract transactions	(664,225)	(1,162,315)	(56,923,878)	(54,679,684)	(67,344,250)	(78,465,066)	(34,361,185)	(59,706,264)
Net increase (decrease) in net assets	(1,903,394)	(319,750)	(167,924,533)	19,187,174	(101,914,776)	27,538,989	(201,796,892)	13,983,133
Net Assets:
Beginning of year	6,805,165	7,124,915	629,816,680	610,629,506	531,319,660	503,780,671	586,525,681	572,542,548
End of year	$4,901,771	$6,805,165	$461,892,147	$629,816,680	$429,404,884	$531,319,660	$384,728,789	$586,525,681

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII Jennison Growth Division		BHFTII Loomis Sayles Small Cap Core Division		BHFTII Loomis Sayles Small Cap Growth Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(2,479,114)	$(3,646,712)	$(1,657,599)	$(2,015,622)	$(602,867)	$(825,599)
Net realized gains (losses)	39,508,710	79,474,867	25,489,220	15,924,465	9,613,362	8,557,077
Change in unrealized gains (losses) on investments	(148,912,363)	(33,158,872)	(50,186,259)	16,360,102	(24,490,709)	(2,231,635)
Net increase (decrease) in net assets resulting from operations	(111,882,767)	42,669,283	(26,354,638)	30,268,945	(15,480,214)	5,499,843
Contract Transactions:
Purchase payments received from Contract owners	3,065,477	4,519,138	1,122,150	1,419,043	705,333	941,910
Net transfers (including fixed account)	2,625,142	(7,796,037)	(2,918,937)	(5,129,618)	(1,193,603)	(980,429)
Contract charges	(1,010,167)	(1,097,276)	(525,752)	(525,508)	(123,546)	(128,386)
Transfers for Contract benefits and terminations	(19,291,717)	(40,372,362)	(12,290,350)	(18,869,881)	(4,415,247)	(6,393,426)
Net increase (decrease) in net assets resulting from Contract transactions	(14,611,265)	(44,746,537)	(14,612,889)	(23,105,964)	(5,027,063)	(6,560,331)
Net increase (decrease) in net assets	(126,494,032)	(2,077,254)	(40,967,527)	7,162,981	(20,507,277)	(1,060,488)
Net Assets:
Beginning of year	287,427,814	289,505,068	163,685,620	156,522,639	64,952,389	66,012,877
End of year	$160,933,782	$287,427,814	$122,718,093	$163,685,620	$44,445,112	$64,952,389

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTII MetLife Aggregate Bond Index Division		BHFTII MetLife Mid Cap Stock Index Division		BHFTII MetLife MSCI EAFE® Index Division		BHFTII MetLife Russell 2000® Index Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$10,616,892	$10,694,815	$(1,325,666)	$(1,564,918)	$8,902,140	$1,850,123	$(940,563)	$(1,281,754)
Net realized gains (losses)	(14,925,031)	748,264	80,111,431	52,628,980	15,048,409	13,841,508	53,882,159	38,953,958
Change in unrealized gains (losses) on investments	(121,435,937)	(43,389,208)	(154,398,345)	57,382,024	(94,659,842)	25,722,402	(127,048,458)	6,739,194
Net increase (decrease) in net assets resulting from operations	(125,744,076)	(31,946,129)	(75,612,580)	108,446,086	(70,709,293)	41,414,033	(74,106,862)	44,411,398
Contract Transactions:
Purchase payments received from Contract owners	7,888,895	10,140,944	6,145,922	7,535,921	5,830,707	7,477,049	4,550,050	5,235,786
Net transfers (including fixed account)	(16,810,004)	105,505,716	(10,922,497)	(29,168,370)	(1,332,863)	1,066,646	2,987,705	(3,976,590)
Contract charges	(4,888,229)	(4,959,053)	(1,569,418)	(1,546,034)	(1,590,984)	(1,609,261)	(820,550)	(825,235)
Transfers for Contract benefits and terminations	(83,183,336)	(117,708,457)	(42,517,390)	(56,960,322)	(35,677,519)	(50,077,959)	(27,026,261)	(37,637,134)
Net increase (decrease) in net assets resulting from Contract transactions	(96,992,674)	(7,020,850)	(48,863,383)	(80,138,805)	(32,770,659)	(43,143,525)	(20,309,056)	(37,203,173)
Net increase (decrease) in net assets	(222,736,750)	(38,966,979)	(124,475,963)	28,307,281	(103,479,952)	(1,729,492)	(94,415,918)	7,208,225
Net Assets:
Beginning of year	910,569,466	949,536,445	534,359,988	506,052,707	465,174,812	466,904,304	353,923,752	346,715,527
End of year	$687,832,716	$910,569,466	$409,884,025	$534,359,988	$361,694,860	$465,174,812	$259,507,834	$353,923,752

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,001,672)	$7,253,593	$463,235	$639,680	$1,529,535	$1,014,446
Net realized gains (losses)	368,865,945	418,844,705	10,692,341	9,881,590	88,372,761	24,886,449
Change in unrealized gains (losses) on investments	(1,025,461,315)	364,436,767	(24,062,207)	3,825,226	(139,181,242)	114,170,286
Net increase (decrease) in net assets resulting from operations	(657,597,042)	790,535,065	(12,906,631)	14,346,496	(49,278,946)	140,071,181
Contract Transactions:
Purchase payments received from Contract owners	26,453,222	32,238,629	1,081,424	1,562,824	5,237,628	6,404,512
Net transfers (including fixed account)	(10,214,846)	(129,714,180)	(2,047,218)	196,331	(24,059,343)	(23,267,172)
Contract charges	(5,998,355)	(5,978,396)	(330,335)	(324,689)	(2,503,331)	(2,373,898)
Transfers for Contract benefits and terminations	(273,143,614)	(346,797,597)	(10,349,990)	(12,544,971)	(56,677,504)	(84,640,456)
Net increase (decrease) in net assets resulting from Contract transactions	(262,903,593)	(450,251,544)	(11,646,119)	(11,110,505)	(78,002,550)	(103,877,014)
Net increase (decrease) in net assets	(920,500,635)	340,283,521	(24,552,750)	3,235,991	(127,281,496)	36,194,167
Net Assets:
Beginning of year	3,495,089,897	3,154,806,376	120,981,417	117,745,426	663,945,304	627,751,137
End of year	$2,574,589,262	$3,495,089,897	$96,428,667	$120,981,417	$536,663,808	$663,945,304

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTII Neuberger Berman Genesis Division		BHFTII T. Rowe Price Large Cap Growth Division		BHFTII T. Rowe Price Small Cap Growth Division		BHFTII VanEck Global Natural Resources Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(3,183,977)	$(3,895,161)	$(6,508,469)	$(9,600,807)	$(4,090,374)	$(5,920,609)	$250,349	$(62,053)
Net realized gains (losses)	47,688,295	36,281,408	105,480,484	123,853,136	68,811,077	73,355,014	2,265,652	1,214,701
Change in unrealized gains (losses) on investments	(108,443,402)	17,247,271	(410,062,813)	17,425,080	(173,452,439)	(19,755,734)	(322,128)	3,395,487
Net increase (decrease) in net assets resulting from operations	(63,939,084)	49,633,518	(311,090,798)	131,677,409	(108,731,736)	47,678,671	2,193,873	4,548,135
Contract Transactions:
Purchase payments received from Contract owners	2,099,803	2,857,483	7,768,930	9,328,336	5,122,152	6,137,316	29,282	35,666
Net transfers (including fixed account)	(3,480,805)	(6,454,892)	14,209,409	(13,345,751)	(9,610,841)	(14,957,233)	(5,709,799)	(4,242,840)
Contract charges	(523,490)	(511,813)	(1,782,207)	(1,860,133)	(966,800)	(952,505)	(292,106)	(276,869)
Transfers for Contract benefits and terminations	(23,058,877)	(36,178,934)	(54,706,542)	(94,756,093)	(33,974,474)	(52,482,546)	(1,890,793)	(3,574,437)
Net increase (decrease) in net assets resulting from Contract transactions	(24,963,369)	(40,288,156)	(34,510,410)	(100,633,641)	(39,429,963)	(62,254,968)	(7,863,416)	(8,058,480)
Net increase (decrease) in net assets	(88,902,453)	9,345,362	(345,601,208)	31,043,768	(148,161,699)	(14,576,297)	(5,669,543)	(3,510,345)
Net Assets:
Beginning of year	320,936,546	311,591,184	769,206,460	738,162,692	476,701,925	491,278,222	24,223,570	27,733,915
End of year	$232,034,093	$320,936,546	$423,605,252	$769,206,460	$328,540,226	$476,701,925	$18,554,027	$24,223,570

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division		BlackRock Global Allocation V.I. Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$14,356,997	$9,333,316	$884,444	$1,661,587	$(228)	$(302)
Net realized gains (losses)	(4,688,501)	2,546,268	(2,682,679)	(400,867)	37	16,912
Change in unrealized gains (losses) on investments	(74,860,603)	(6,497,701)	(10,133,724)	(5,249,706)	(3,238)	(12,508)
Net increase (decrease) in net assets resulting from operations	(65,192,107)	5,381,883	(11,931,959)	(3,988,986)	(3,429)	4,102
Contract Transactions:
Purchase payments received from Contract owners	2,622,913	3,315,926	898,785	1,170,573	—	—
Net transfers (including fixed account)	(10,110,389)	16,197,583	(2,753,538)	8,606,612	404	1,303
Contract charges	(1,354,513)	(1,371,525)	(640,426)	(651,891)	(3)	(3)
Transfers for Contract benefits and terminations	(34,367,026)	(50,637,237)	(14,669,284)	(20,582,596)	(806)	(103,497)
Net increase (decrease) in net assets resulting from Contract transactions	(43,209,015)	(32,495,253)	(17,164,463)	(11,457,302)	(405)	(102,197)
Net increase (decrease) in net assets	(108,401,122)	(27,113,370)	(29,096,422)	(15,446,288)	(3,834)	(98,095)
Net Assets:
Beginning of year	381,592,675	408,706,045	123,805,731	139,252,019	20,050	118,145
End of year	$273,191,553	$381,592,675	$94,709,309	$123,805,731	$16,216	$20,050
The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	Calvert VP SRI Balanced Division		Calvert VP SRI Mid Cap Division		Delaware VIP® Small Cap Value Division		Fidelity® VIP Contrafund® Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,536	$(8,235)	$(59,861)	$(58,733)	$2	$2	$(4,987)	$(8,457)
Net realized gains (losses)	5,627,343	3,464,445	1,334,496	481,399	57	2	50,253	163,942
Change in unrealized gains (losses) on investments	(15,121,643)	4,039,572	(2,829,543)	587,387	(173)	225	(306,102)	65,649
Net increase (decrease) in net assets resulting from operations	(9,492,764)	7,495,782	(1,554,908)	1,010,053	(114)	229	(260,836)	221,134
Contract Transactions:
Purchase payments received from Contract owners	933,619	1,018,177	205,141	144,284	—	—	8,556	8,595
Net transfers (including fixed account)	(251,332)	1,586,172	15,052	(221,370)	—	—	1,869	(2,675)
Contract charges	(25,204)	(21,457)	(417)	(419)	—	—	(9)	(12)
Transfers for Contract benefits and terminations	(5,538,901)	(6,457,466)	(590,371)	(635,817)	(2)	(4)	(56,818)	(105,428)
Net increase (decrease) in net assets resulting from Contract transactions	(4,881,818)	(3,874,574)	(370,595)	(713,322)	(2)	(4)	(46,402)	(99,520)
Net increase (decrease) in net assets	(14,374,582)	3,621,208	(1,925,503)	296,731	(116)	225	(307,238)	121,614
Net Assets:
Beginning of year	59,231,523	55,610,315	7,860,497	7,563,766	902	677	981,724	860,110
End of year	$44,856,941	$59,231,523	$5,934,994	$7,860,497	$786	$902	$674,486	$981,724

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Equity-Income Division		Fidelity® VIP Freedom 2020 Division		Fidelity® VIP Freedom 2025 Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$564,515	$607,385	$36,978	$(6,452)	$50,187	$(15,836)
Net realized gains (losses)	2,748,595	8,885,134	289,146	422,551	307,353	636,869
Change in unrealized gains (losses) on investments	(7,606,471)	5,092,373	(1,076,717)	(89,647)	(1,794,862)	87,169
Net increase (decrease) in net assets resulting from operations	(4,293,361)	14,584,892	(750,593)	326,452	(1,437,322)	708,202
Contract Transactions:
Purchase payments received from Contract owners	850,856	485,055	193,856	210,038	508,715	442,431
Net transfers (including fixed account)	93,291	(160,963)	382,938	968,447	420,992	2,153,416
Contract charges	(7,210)	(7,082)	(80)	(42)	(13,031)	(11,259)
Transfers for Contract benefits and terminations	(5,750,561)	(5,763,651)	(243,735)	(1,477,095)	(1,387,740)	(2,138,920)
Net increase (decrease) in net assets resulting from Contract transactions	(4,813,624)	(5,446,641)	332,979	(298,652)	(471,064)	445,668
Net increase (decrease) in net assets	(9,106,985)	9,138,251	(417,614)	27,800	(1,908,386)	1,153,870
Net Assets:
Beginning of year	72,640,456	63,502,205	4,368,234	4,340,434	8,278,233	7,124,363
End of year	$63,533,471	$72,640,456	$3,950,620	$4,368,234	$6,369,847	$8,278,233

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	Fidelity® VIP Freedom 2030 Division		Fidelity® VIP Freedom 2035 Division		Fidelity® VIP Freedom 2040 Division		Fidelity® VIP Freedom 2045 Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$54,269	$(4,499)	$24,625	$(1,539)	$14,625	$(2,682)	$14,428	$(6,305)
Net realized gains (losses)	551,673	652,821	284,678	220,567	214,198	274,072	230,556	116,866
Change in unrealized gains (losses) on investments	(2,030,431)	111,660	(1,328,398)	169,661	(862,904)	33,778	(873,801)	238,268
Net increase (decrease) in net assets resulting from operations	(1,424,489)	759,982	(1,019,095)	388,689	(634,081)	305,168	(628,817)	348,829
Contract Transactions:
Purchase payments received from Contract owners	1,405,995	1,123,441	1,231,862	936,464	1,081,881	906,770	1,019,287	893,515
Net transfers (including fixed account)	(257,135)	2,168,435	1,024,697	1,545,725	311,271	721,359	222,128	89,964
Contract charges	(3,493)	(2,109)	(3,328)	(2,070)	(4,321)	(1,109)	(2,742)	(1,255)
Transfers for Contract benefits and terminations	(1,940,067)	(1,643,388)	(583,960)	(218,815)	(293,787)	(806,167)	(126,178)	(132,421)
Net increase (decrease) in net assets resulting from Contract transactions	(794,700)	1,646,379	1,669,271	2,261,304	1,095,044	820,853	1,112,495	849,803
Net increase (decrease) in net assets	(2,219,189)	2,406,361	650,176	2,649,993	460,963	1,126,021	483,678	1,198,632
Net Assets:
Beginning of year	8,836,620	6,430,259	4,718,083	2,068,090	3,038,775	1,912,754	3,065,206	1,866,574
End of year	$6,617,431	$8,836,620	$5,368,259	$4,718,083	$3,499,738	$3,038,775	$3,548,884	$3,065,206

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2050 Division		Fidelity® VIP FundsManager 50% Division		Fidelity® VIP FundsManager 60% Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$31,388	$(11,935)	$(32,744)	$(2,050,939)	$(422,482)	$(2,131,149)
Net realized gains (losses)	451,998	395,551	33,617,724	8,684,226	33,112,296	8,802,833
Change in unrealized gains (losses) on investments	(1,917,851)	383,767	(70,489,715)	11,880,662	(71,591,728)	17,165,175
Net increase (decrease) in net assets resulting from operations	(1,434,465)	767,383	(36,904,735)	18,513,949	(38,901,914)	23,836,859
Contract Transactions:
Purchase payments received from Contract owners	3,038,735	2,225,763	345,055	615,165	1,324,647	2,401,655
Net transfers (including fixed account)	114,006	566,509	—	—	—	—
Contract charges	(8,428)	(5,058)	—	—	—	—
Transfers for Contract benefits and terminations	(672,674)	(881,313)	(18,927,493)	(25,730,530)	(28,944,025)	(27,247,172)
Net increase (decrease) in net assets resulting from Contract transactions	2,471,639	1,905,901	(18,582,438)	(25,115,365)	(27,619,378)	(24,845,517)
Net increase (decrease) in net assets	1,037,174	2,673,284	(55,487,173)	(6,601,416)	(66,521,292)	(1,008,658)
Net Assets:
Beginning of year	6,746,794	4,073,510	240,652,047	247,253,463	241,915,885	242,924,543
End of year	$7,783,968	$6,746,794	$185,164,874	$240,652,047	$175,394,593	$241,915,885

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	Fidelity® VIP Government Money Market Division		Fidelity® VIP Growth Division		Fidelity® VIP Investment Grade Bond Division		Fidelity® VIP Mid Cap Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$20,184	$(50,148)	$(365,580)	$(1,270,908)	$93,427	$98,610	$(2,877)	$(2,846)
Net realized gains (losses)	—	—	10,576,735	33,624,596	277,744	307,332	32,812	99,918
Change in unrealized gains (losses) on investments	—	—	(45,048,536)	(5,741,106)	(1,575,490)	(553,430)	(114,450)	15,549
Net increase (decrease) in net assets resulting from operations	20,184	(50,148)	(34,837,381)	26,612,582	(1,204,319)	(147,488)	(84,515)	112,621
Contract Transactions:
Purchase payments received from Contract owners	222,688	232,460	803,006	675,406	203,392	230,622	428	375
Net transfers (including fixed account)	649,611	(385,828)	(512,831)	(716,968)	(253,885)	276,942	512	(7,094)
Contract charges	—	—	(835)	(862)	(2,476)	(2,359)	—	—
Transfers for Contract benefits and terminations	(1,737,567)	(811,884)	(9,348,245)	(10,810,223)	(581,711)	(973,171)	(30,391)	(41,855)
Net increase (decrease) in net assets resulting from Contract transactions	(865,268)	(965,252)	(9,058,905)	(10,852,647)	(634,680)	(467,966)	(29,451)	(48,574)
Net increase (decrease) in net assets	(845,084)	(1,015,400)	(43,896,286)	15,759,935	(1,838,999)	(615,454)	(113,966)	64,047
Net Assets:
Beginning of year	4,949,044	5,964,444	140,954,875	125,194,940	8,929,968	9,545,422	545,739	481,692
End of year	$4,103,960	$4,949,044	$97,058,589	$140,954,875	$7,090,969	$8,929,968	$431,773	$545,739

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	FTVIPT Templeton Developing Markets VIP Division		FTVIPT Templeton Foreign VIP Division		Janus Henderson Enterprise Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$698	$(12)	$13	$3	$(837)	$(1,024)
Net realized gains (losses)	2,404	1,939	—	—	20,826	23,053
Change in unrealized gains (losses) on investments	(14,732)	(5,328)	(31)	(19)	(44,968)	349
Net increase (decrease) in net assets resulting from operations	(11,630)	(3,401)	(18)	(16)	(24,979)	22,378
Contract Transactions:
Purchase payments received from Contract owners	—	—	570	500	—	55
Net transfers (including fixed account)	—	—	—	—	(1,643)	(1,077)
Contract charges	—	—	—	—	—	—
Transfers for Contract benefits and terminations	(5,632)	(1,790)	(1)	(2)	(66,974)	(25,510)
Net increase (decrease) in net assets resulting from Contract transactions	(5,632)	(1,790)	569	498	(68,617)	(26,532)
Net increase (decrease) in net assets	(17,262)	(5,191)	551	482	(93,596)	(4,154)
Net Assets:
Beginning of year	49,747	54,938	482	—	153,237	157,391
End of year	$32,485	$49,747	$1,033	$482	$59,641	$153,237

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	LMPVET ClearBridge Variable Appreciation Division		LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Small Cap Growth Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$85	$(147)	$391	$586	$(3,923)	$(4,944)	$(394)	$(558)
Net realized gains (losses)	3,140	3,751	10,751	9,872	33,405	64,525	(1,627)	12,212
Change in unrealized gains (losses) on investments	(11,113)	7,560	(20,049)	11,694	(215,618)	40,824	(16,333)	(4,841)
Net increase (decrease) in net assets resulting from operations	(7,888)	11,164	(8,907)	22,152	(186,136)	100,405	(18,354)	6,813
Contract Transactions:
Purchase payments received from Contract owners	—	22	—	—	13,849	13,458	3,573	3,593
Net transfers (including fixed account)	(1,841)	(168)	(12,163)	(4,502)	20,285	(18,467)	7,425	(330)
Contract charges	—	—	—	—	(10)	(10)	(4)	(4)
Transfers for Contract benefits and terminations	(3)	(3,939)	(1,172)	(3)	(83,146)	(47,080)	(24,725)	(10,317)
Net increase (decrease) in net assets resulting from Contract transactions	(1,844)	(4,085)	(13,335)	(4,505)	(49,022)	(52,099)	(13,731)	(7,058)
Net increase (decrease) in net assets	(9,732)	7,079	(22,242)	17,647	(235,158)	48,306	(32,085)	(245)
Net Assets:
Beginning of year	60,139	53,060	103,656	86,009	555,917	507,611	61,501	61,746
End of year	$50,407	$60,139	$81,414	$103,656	$320,759	$555,917	$29,416	$61,501

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

	LMPVIT Western Asset Core Plus Division		Morgan Stanley VIF Global Infrastructure Division		PIMCO VIT CommodityRealReturn® Strategy Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$6	$(250)	$811	$641	$14,110	$980
Net realized gains (losses)	(1)	1,615	3,289	3,123	366	(87)
Change in unrealized gains (losses) on investments	(78)	(2,362)	(10,020)	4,095	(18,725)	9,269
Net increase (decrease) in net assets resulting from operations	(73)	(997)	(5,920)	7,859	(4,249)	10,162
Contract Transactions:
Purchase payments received from Contract owners	—	—	573	621	83	83
Net transfers (including fixed account)	—	(35,608)	(4,688)	6,476	53,124	(2,080)
Contract charges	—	—	(21)	(19)	(11)	(8)
Transfers for Contract benefits and terminations	(2)	(1,126)	(177)	(9,942)	(2,765)	(3,587)
Net increase (decrease) in net assets resulting from Contract transactions	(2)	(36,734)	(4,313)	(2,864)	50,431	(5,592)
Net increase (decrease) in net assets	(75)	(37,731)	(10,233)	4,995	46,182	4,570
Net Assets:
Beginning of year	414	38,145	65,736	60,741	38,881	34,311
End of year	$339	$414	$55,503	$65,736	$85,063	$38,881

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2022 and 2021

	PIMCO VIT Dynamic Bond Division		PIMCO VIT Emerging Markets Bond Division		TAP 1919 Variable Socially Responsive Balanced Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$84	$140	$753	$1,165	$(16)	$(90)
Net realized gains (losses)	949	1,071	(2,995)	283	432	6,298
Change in unrealized gains (losses) on investments	(2,471)	(1,103)	(3,292)	(3,306)	(2,670)	(4,873)
Net increase (decrease) in net assets resulting from operations	(1,438)	108	(5,534)	(1,858)	(2,254)	1,335
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—	—	—
Net transfers (including fixed account)	(1,432)	607	(11,700)	1,846	—	—
Contract charges	(6)	(6)	(9)	(10)	—	—
Transfers for Contract benefits and terminations	(5,750)	(16,977)	(6,936)	(8,754)	(2)	(28,048)
Net increase (decrease) in net assets resulting from Contract transactions	(7,188)	(16,376)	(18,645)	(6,918)	(2)	(28,048)
Net increase (decrease) in net assets	(8,626)	(16,268)	(24,179)	(8,776)	(2,256)	(26,713)
Net Assets:
Beginning of year	20,565	36,833	40,608	49,384	10,423	37,136
End of year	$11,939	$20,565	$16,429	$40,608	$8,167	$10,423

(a) For the period January 1, 2022 to April 29, 2022.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, series or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series® ("American Funds")

BlackRock Variable Series Funds, Inc. ("BlackRock")

Brighthouse Funds Trust I ("BHFTI")

Brighthouse Funds Trust II ("BHFTII")

Calvert Variable Series, Inc. ("Calvert")

Delaware VIP Trust ("Delaware VIP")

Fidelity® Variable Insurance Products ("Fidelity VIP")

Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

Janus Aspen Series ("Janus Aspen")

Legg Mason Partners Variable Equity Trust ("LMPVET")

Legg Mason Partners Variable Income Trust ("LMPVIT")

Morgan Stanley Variable Insurance Fund, Inc. ("Morgan Stanley VIF")

PIMCO Variable Insurance Trust ("PIMCO VIT")

Trust for Advised Portfolios ("TAP")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of or during the year ended December 31, 2022:

American Funds® Global Growth Division

American Funds® Global Small Capitalization Division (a)

American Funds® Growth Division

American Funds® Growth-Income Division

American Funds® The Bond Fund of America Division

BHFTI AB Global Dynamic Allocation Division

BHFTI Allspring Mid Cap Value Division

BHFTI American Funds® Balanced Allocation Division (a)

BHFTI American Funds® Growth Allocation Division (a)

BHFTI American Funds® Growth Division

BHFTI American Funds® Moderate Allocation Division (a)

BHFTI BlackRock Global Tactical Strategies Division

BHFTI BlackRock High Yield Division (a)

BHFTI Brighthouse Asset Allocation 100 Division (a)

BHFTI Brighthouse Balanced Plus Division

BHFTI Brighthouse Small Cap Value Division

BHFTI Brighthouse/abrdn Emerging Markets Equity Division (a)

BHFTI Brighthouse/Eaton Vance Floating Rate Division

BHFTI Brighthouse/Franklin Low Duration Total Return Division

BHFTI Brighthouse/Templeton International Bond Division

BHFTI Brighthouse/Wellington Large Cap Research Division (a)

BHFTI CBRE Global Real Estate Division (a)

BHFTI Harris Oakmark International Division (a)

BHFTI Invesco Balanced-Risk Allocation Division

BHFTI Invesco Comstock Division

BHFTI Invesco Global Equity Division (a)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Continued)

BHFTI Invesco Small Cap Growth Division (a)

BHFTI JPMorgan Core Bond Division

BHFTI JPMorgan Global Active Allocation Division

BHFTI JPMorgan Small Cap Value Division (a)

BHFTI Loomis Sayles Global Allocation Division

BHFTI Loomis Sayles Growth Division (a)

BHFTI MetLife Multi-Index Targeted Risk Division

BHFTI MFS® Research International Division (a)

BHFTI Morgan Stanley Discovery Division (a)

BHFTI PanAgora Global Diversified Risk Division

BHFTI PIMCO Inflation Protected Bond Division (a)

BHFTI PIMCO Total Return Division (a)

BHFTI Schroders Global Multi-Asset Division

BHFTI SSGA Growth and Income ETF Division (a)

BHFTI SSGA Growth ETF Division (a)

BHFTI T. Rowe Price Large Cap Value Division

BHFTI T. Rowe Price Mid Cap Growth Division (a)

BHFTI TCW Core Fixed Income Division

BHFTI Victory Sycamore Mid Cap Value Division (a)

BHFTI Western Asset Management Government Income Division

BHFTII Baillie Gifford International Stock Division (a)

BHFTII BlackRock Bond Income Division (a)

BHFTII BlackRock Capital Appreciation Division (a)

BHFTII BlackRock Ultra-Short Term Bond Division (a)

BHFTII Brighthouse Asset Allocation 20 Division (a)

BHFTII Brighthouse Asset Allocation 40 Division (a)

BHFTII Brighthouse Asset Allocation 60 Division (a)

BHFTII Brighthouse Asset Allocation 80 Division (a)

BHFTII Brighthouse/Artisan Mid Cap Value Division (a)

BHFTII Brighthouse/Dimensional International Small Company Division

BHFTII Brighthouse/Wellington Balanced Division (a)

BHFTII Brighthouse/Wellington Core Equity Opportunities Division (a)

BHFTII Frontier Mid Cap Growth Division (a)

BHFTII Jennison Growth Division (a)

BHFTII Loomis Sayles Small Cap Core Division (a)

BHFTII Loomis Sayles Small Cap Growth Division (a)

BHFTII MetLife Aggregate Bond Index Division (a)

BHFTII MetLife Mid Cap Stock Index Division (a)

BHFTII MetLife MSCI EAFE® Index Division (a)

BHFTII MetLife Russell 2000® Index Division (a)

BHFTII MetLife Stock Index Division (a)

BHFTII MFS® Total Return Division (a)

BHFTII MFS® Value Division (a)

BHFTII Neuberger Berman Genesis Division (a)

BHFTII T. Rowe Price Large Cap Growth Division (a)

BHFTII T. Rowe Price Small Cap Growth Division (a)

BHFTII Van Eck Global Natural Resources Division

BHFTII Western Asset Management Strategic Bond Opportunities Division (a)

BHFTII Western Asset Management U.S. Government Division (a)

BlackRock Global Allocation V.I. Division

Calvert VP SRI Balanced Division

Calvert VP SRI Mid Cap Division

Delaware VIP® Small Cap Value Division

Fidelity® VIP Contrafund® Division

Fidelity® VIP Equity-Income Division

Fidelity® VIP Freedom 2020 Division

Fidelity® VIP Freedom 2025 Division

Fidelity® VIP Freedom 2030 Division

Fidelity® VIP Freedom 2035 Division

Fidelity® VIP Freedom 2040 Division

Fidelity® VIP Freedom 2045 Division

Fidelity® VIP Freedom 2050 Division

Fidelity® VIP FundsManager 50% Division

Fidelity® VIP FundsManager 60% Division

Fidelity® VIP Government Money Market Division

Fidelity® VIP Growth Division

Fidelity® VIP Investment Grade Bond Division

Fidelity® VIP Mid Cap Division

FTVIPT Templeton Developing Markets VIP Division

FTVIPT Templeton Foreign VIP Division

Janus Henderson Enterprise Division

LMPVET ClearBridge Variable Appreciation Division

LMPVET ClearBridge Variable Dividend Strategy Division

LMPVET ClearBridge Variable Large Cap Growth Division

LMPVET ClearBridge Variable Small Cap Growth Division

LMPVIT Western Asset Core Plus Division

Morgan Stanley VIF Global Infrastructure Division

PIMCO VIT CommodityRealReturn® Strategy Division

PIMCO VIT Dynamic Bond Division

PIMCO VIT Emerging Markets Bond Division

TAP 1919 Variable Socially Responsive Balanced Division

(a)  This Division invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Concluded)

B. The following Division ceased operations during the year ended December 31, 2022 and is not included in the statements of assets and liabilities:

BHFTI PanAgora Global Diversified Risk II Division

C. The following Division had no net assets during the year ended December 31, 2022:

BHFTI Brighthouse/Artisan International Division

D. The following Division had no assets at December 31, 2022 and has been removed from the fund offerings going forward:

Delaware Ivy Asset Strategy Division

3.  PORTFOLIO CHANGES

The operations of the Divisions were affected by the following changes that occurred during the year ended December 31, 2022:

Name Change:

Former Name

BHFTI Brighthouse/Aberdeen Emerging Markets Equity Portfolio

New Name

BHFTI Brighthouse/abrdn Emerging Markets Equity Portfolio

Merger:

Former Portfolio

BHFTI PanAgora Global Diversified Risk Portfolio II

New Portfolio

BHFTI PanAgora Global Diversified Risk Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division's investment in shares of a fund, series or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Security Valuation — (Concluded)

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Separate Account's investments in shares of a fund, series or portfolio of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

COVID

The COVID-19 pandemic has caused volatility within the global economy and financial markets. This pandemic may last for an extended period of time and may continue to impact the economy for the foreseeable future. These events may negatively affect the Separate Account's operations or financial results.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Optional Death Benefit Rider — For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

Earnings Preservation Benefit — For an additional charge, the Company will provide additional amounts at death to pay expenses that may be due upon the death of the Contract owner, unless the Contract owner is a non-natural person and then the benefit is payable upon the death of the annuitant. This amount may not be sufficient to cover expenses that the Contract owner's heirs may have to pay.

Enhanced Stepped-Up Benefit Rider — For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual Contract anniversary value in the Contract or the greater of the account balance, annual increase amount or highest annual Contract anniversary value in the Contract.

Preservation and Growth Rider — For an additional charge, the Company will guarantee at a future date the Account Value (adjusted for withdrawals) will not be less than the initial Purchase Payment.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2022.

Administrative	0.10	% - 0.75%
Mortality and Expense Risk	0.00	% - 2.05%
Optional Death Benefit Rider	0.25%
Earnings Preservation Benefit	0.25%
Enhanced Stepped-Up Benefit Rider	0.10	% - 0.35%
Preservation and Growth Rider	1.15	% - 1.80%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract. The range of the effective rates disclosed above excludes any waivers granted to certain Divisions.

The following optional rider charges paid to the Company are charged at each Contract anniversary date through the redemption of units, which are recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions:

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the Contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  EXPENSES & CONTRACT CHARGES — (Concluded)

Lifetime Withdrawal Guarantee — For an additional charge, the Company will guarantee the periodic return on the investment for life.

Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee the periodic return on the investment.

Guaranteed Minimum Income Benefit — For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

Enhanced Death Benefit — For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

Enhanced Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2022:

Guaranteed Minimum Accumulation Benefit	0.75%
Lifetime Withdrawal Guarantee	0.50	% - 1.50%
Guaranteed Withdrawal Benefit	0.90%
Guaranteed Minimum Income Benefit	0.50	% - 1.00%
Enhanced Death Benefit	0.60	% - 1.15%
Enhanced Guaranteed Withdrawal Benefit	0.50	% - .55%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

Separate Account charges referred to in this disclosure are for current charges of the Contracts and can vary among products within the Separate Account. A Contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. The Company reserves the right to charge a transfer fee ranging from $0 to $25 after twelve transfers are made in a Contract year or, for certain Contracts. Currently, the Company is not charging a transfer fee. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets.

In addition, certain Contracts impose a surrender charge of 0% to 10% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2022 and 2021.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENT OF INVESTMENTS

	As of December 31, 2022		For the year ended December 31, 2022
	Shares	Cost ($)	Cost of Purchases ($)		Proceeds from Sales ($)
American Funds® Global Growth Division	5,462	152,050	39,806		57,504
American Funds® Global Small Capitalization Division	19,434,324	388,255,525	127,688,559		28,276,475
American Funds® Growth Division	11,581,972	838,191,414	170,356,441		110,818,464
American Funds® Growth-Income Division	11,932,113	511,377,442	78,427,060		94,262,258
American Funds® The Bond Fund of America Division	6,743,783	74,244,147	5,804,527		14,172,789
BHFTI AB Global Dynamic Allocation Division	88,811,919	929,713,717	105,580,777		126,190,439
BHFTI Allspring Mid Cap Value Division	9,539	109,376	40,441		115,795
BHFTI American Funds® Balanced Allocation Division	70,829,400	660,461,538	102,094,154		82,051,354
BHFTI American Funds® Growth Allocation Division	46,638,415	414,111,016	76,250,724		50,857,120
BHFTI American Funds® Growth Division	26,433,467	252,295,135	63,442,198		26,383,055
BHFTI American Funds® Moderate Allocation Division	67,513,306	627,074,387	77,760,607		85,011,818
BHFTI BlackRock Global Tactical Strategies Division	124,687,471	1,219,872,628	70,781,670		170,538,687
BHFTI BlackRock High Yield Division	33,143	250,404	24,903		125,669
BHFTI Brighthouse Asset Allocation 100 Division	20,365,162	234,754,821	31,461,637		22,485,293
BHFTI Brighthouse Balanced Plus Division	271,161,905	2,814,505,826	310,016,314		377,400,662
BHFTI Brighthouse Small Cap Value Division	1,206,751	17,151,353	4,052,102		2,537,114
BHFTI Brighthouse/abrdn Emerging Markets Equity Division	3,593,657	35,010,446	7,966,894		3,121,051
BHFTI Brighthouse/Eaton Vance Floating Rate Division	1,888,127	18,930,005	4,176,121		5,092,960
BHFTI Brighthouse/Franklin Low Duration Total Return Division	6,333,495	60,121,404	9,350,008		18,086,463
BHFTI Brighthouse/Templeton International Bond Division	463,339	4,680,123	86,665		1,022,985
BHFTI Brighthouse/Wellington Large Cap Research Division	55,301,435	682,979,003	165,030,974		84,819,571
BHFTI CBRE Global Real Estate Division	13,213,020	154,440,787	24,114,869		17,940,768
BHFTI Harris Oakmark International Division	26,137,141	334,505,312	38,057,765		50,156,879
BHFTI Invesco Balanced-Risk Allocation Division	43,552,217	424,487,026	60,485,990		43,102,734
BHFTI Invesco Comstock Division	1,018	14,183	2,299		3,951
BHFTI Invesco Global Equity Division	9,778,454	184,970,639	38,682,749		22,276,100
BHFTI Invesco Small Cap Growth Division	7,051,071	76,105,134	20,936,903		9,270,741
BHFTI JPMorgan Core Bond Division	5,609,919	58,196,282	2,658,004		14,634,637
BHFTI JPMorgan Global Active Allocation Division	55,053,921	602,210,813	89,243,989		88,166,038
BHFTI JPMorgan Small Cap Value Division	1,319,951	17,626,725	6,525,610		3,546,525
BHFTI Loomis Sayles Global Allocation Division	5,720,646	83,721,036	13,599,263		10,977,562
BHFTI Loomis Sayles Growth Division	30,660,235	384,132,020	41,787,946		43,087,410
BHFTI MetLife Multi-Index Targeted Risk Division	57,501,689	657,669,522	69,109,687		88,274,743
BHFTI MFS® Research International Division	11,393,342	129,030,755	14,713,149		17,411,533
BHFTI Morgan Stanley Discovery Division	74,664,534	823,922,239	216,191,465		59,508,714
BHFTI PanAgora Global Diversified Risk Division	105,682,326	899,564,121	892,587,697		64,357,187
BHFTI PanAgora Global Diversified Risk II Division	—	—	3,753	(a)	794,022,984	(a)
BHFTI PIMCO Inflation Protected Bond Division	26,930,506	287,256,779	25,566,970		57,553,007
BHFTI PIMCO Total Return Division	51,276,079	598,645,124	21,760,042		95,747,114
BHFTI Schroders Global Multi-Asset Division	44,219,347	510,758,467	40,965,400		76,615,161
BHFTI SSGA Growth and Income ETF Division	51,103,706	544,878,206	100,247,594		72,734,226
BHFTI SSGA Growth ETF Division	11,039,910	119,720,130	24,629,726		14,139,849
BHFTI T. Rowe Price Large Cap Value Division	16,545	464,404	160,650		279,082
BHFTI T. Rowe Price Mid Cap Growth Division	47,090,102	431,555,710	77,303,728		51,204,221
BHFTI TCW Core Fixed Income Division	1,788	18,139	208		25,597
BHFTI Victory Sycamore Mid Cap Value Division	16,719,949	295,568,921	59,324,510		63,845,288
BHFTI Western Asset Management Government Income Division	27,105,147	290,745,316	20,439,237		50,221,018
BHFTII Baillie Gifford International Stock Division	9,595,378	107,940,422	14,429,957		10,319,611
BHFTII BlackRock Bond Income Division	2,932,995	311,299,633	12,559,020		56,534,753

(a)  For the period January 1, 2022 to April 29, 2022.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENT OF INVESTMENTS — (Continued)

	As of December 31, 2022		For the year ended December 31, 2022
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
BHFTII BlackRock Capital Appreciation Division	5,910,974	192,453,156	56,336,142	24,455,163
BHFTII BlackRock Ultra-Short Term Bond Division	335,080	33,594,122	15,167,794	19,157,226
BHFTII Brighthouse Asset Allocation 20 Division	21,863,647	236,098,856	19,451,282	47,896,586
BHFTII Brighthouse Asset Allocation 40 Division	63,933,642	696,163,701	58,074,859	109,463,811
BHFTII Brighthouse Asset Allocation 60 Division	228,335,684	2,521,128,524	248,748,324	335,831,457
BHFTII Brighthouse Asset Allocation 80 Division	123,119,578	1,445,229,886	167,681,621	152,247,174
BHFTII Brighthouse/Artisan Mid Cap Value Division	723,274	155,160,203	29,770,630	26,742,723
BHFTII Brighthouse/Dimensional International Small Company Division	527,079	6,428,737	932,761	958,230
BHFTII Brighthouse/Wellington Balanced Division	29,448,849	516,549,219	81,816,606	66,558,279
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	14,504,761	427,693,005	98,068,894	82,047,155
BHFTII Frontier Mid Cap Growth Division	18,784,084	500,884,763	133,660,299	45,036,659
BHFTII Jennison Growth Division	17,842,851	249,471,099	67,344,955	36,666,154
BHFTII Loomis Sayles Small Cap Core Division	633,035	141,298,306	29,247,830	18,980,620
BHFTII Loomis Sayles Small Cap Growth Division	5,203,337	58,819,092	14,224,560	8,394,277
BHFTII MetLife Aggregate Bond Index Division	75,236,596	811,103,398	37,843,299	124,219,042
BHFTII MetLife Mid Cap Stock Index Division	26,491,545	406,569,384	86,216,410	63,181,116
BHFTII MetLife MSCI EAFE® Index Division	28,505,470	342,908,717	37,111,859	50,726,009
BHFTII MetLife Russell 2000® Index Division	17,260,562	282,692,366	65,580,462	34,623,389
BHFTII MetLife Stock Index Division	50,497,117	2,058,706,244	349,740,164	351,339,944
BHFTII MFS® Total Return Division	661,289	99,403,196	14,995,965	16,023,818
BHFTII MFS® Value Division	36,512,420	535,767,613	102,379,461	96,980,838
BHFTII Neuberger Berman Genesis Division	13,500,903	233,065,243	48,304,088	32,187,408
BHFTII T. Rowe Price Large Cap Growth Division	31,052,333	607,767,785	138,118,762	67,395,651
BHFTII T. Rowe Price Small Cap Growth Division	21,132,223	385,268,395	74,789,249	47,703,578
BHFTII VanEck Global Natural Resources Division	1,471,377	15,358,189	1,997,664	9,610,734
BHFTII Western Asset Management Strategic Bond Opportunities Division	25,653,617	327,443,986	20,891,614	49,743,610
BHFTII Western Asset Management U.S. Government Division	9,239,948	109,083,351	9,061,432	25,341,431
BlackRock Global Allocation V.I. Division	1,367	19,905	828	1,198
Calvert VP SRI Balanced Division	21,670,023	44,545,248	6,755,859	7,006,798
Calvert VP SRI Mid Cap Division	259,624	7,308,872	1,468,754	585,302
Delaware VIP® Small Cap Value Division	21	750	63	8
Fidelity® VIP Contrafund® Division	18,459	635,798	49,878	63,949
Fidelity® VIP Equity-Income Division	2,696,667	60,465,300	4,385,651	6,474,187
Fidelity® VIP Freedom 2020 Division	344,732	4,636,086	1,301,213	541,354
Fidelity® VIP Freedom 2025 Division	468,717	7,189,867	2,271,235	2,226,381
Fidelity® VIP Freedom 2030 Division	485,862	7,436,662	2,150,158	2,369,775
Fidelity® VIP Freedom 2035 Division	238,696	6,159,527	2,650,510	602,223
Fidelity® VIP Freedom 2040 Division	163,465	3,939,855	1,715,123	379,207
Fidelity® VIP Freedom 2045 Division	164,605	3,844,620	1,493,893	135,828
Fidelity® VIP Freedom 2050 Division	399,589	8,602,700	3,684,706	675,773
Fidelity® VIP FundsManager 50% Division	17,942,333	212,844,279	39,699,255	22,816,803
Fidelity® VIP FundsManager 60% Division	20,183,498	204,925,639	39,735,591	31,464,261
Fidelity® VIP Government Money Market Division	4,103,960	4,103,960	1,186,287	2,031,371
Fidelity® VIP Growth Division	1,357,273	85,806,671	9,609,151	10,727,014
Fidelity® VIP Investment Grade Bond Division	656,571	8,469,075	909,044	1,030,959
Fidelity® VIP Mid Cap Division	13,839	447,596	32,828	34,156
FTVIPT Templeton Developing Markets VIP Division	4,355	34,092	4,091	5,988
FTVIPT Templeton Foreign VIP Division	85	1,087	588	3
Janus Henderson Enterprise Division	950	62,384	24,790	71,545
LMPVET ClearBridge Variable Appreciation Division	1,002	40,304	3,045	2,310

(a)  For the period January 1, 2022 to April 29, 2022.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENT OF INVESTMENTS — (Concluded)

	As of December 31, 2022		For the year ended December 31, 2022
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
LMPVET ClearBridge Variable Dividend Strategy Division	3,844	69,623	8,323	14,123
LMPVET ClearBridge Variable Large Cap Growth Division	11,849	312,912	61,530	86,536
LMPVET ClearBridge Variable Small Cap Growth Division	1,166	32,328	11,999	25,081
LMPVIT Western Asset Core Plus Division	71	411	7	11
Morgan Stanley VIF Global Infrastructure Division	8,011	61,303	6,197	6,449
PIMCO VIT CommodityRealReturn® Strategy Division	12,474	102,276	72,058	7,523
PIMCO VIT Dynamic Bond Division	1,421	14,278	2,335	7,418
PIMCO VIT Emerging Markets Bond Division	1,636	20,610	1,769	19,670
TAP 1919 Variable Socially Responsive Balanced Division	295	8,482	488	72

(a)  For the period January 1, 2022 to April 29, 2022.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS
For the years ended December 31, 2022 and 2021:

	American Funds® Global Growth Division		American Funds® Global Small Capitalization Division		American Funds® Growth Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	26,203	31,184	6,543,370	7,379,440	1,983,543	2,243,998
Units issued and transferred from other funding options	1,719	550	698,037	472,971	155,505	162,237
Units redeemed and transferred to other funding options	(6,995)	(5,531)	(939,046)	(1,309,041)	(286,532)	(422,692)
Units end of year	20,927	26,203	6,302,361	6,543,370	1,852,516	1,983,543
	BHFTI Allspring Mid Cap Value Division		BHFTI American Funds® Balanced Allocation Division		BHFTI American Funds® Growth Allocation Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	6,264	7,353	35,523,223	40,375,709	20,115,537	21,672,182
Units issued and transferred from other funding options	16	148	1,317,422	1,886,409	974,713	1,705,617
Units redeemed and transferred to other funding options	(3,205)	(1,237)	(4,825,514)	(6,738,895)	(2,716,603)	(3,262,262)
Units end of year	3,075	6,264	32,015,131	35,523,223	18,373,647	20,115,537
	BHFTI BlackRock High Yield Division		BHFTI Brighthouse Asset Allocation 100 Division		BHFTI Brighthouse Balanced Plus Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	37,764	48,501	7,902,518	8,453,543	164,181,154	189,208,847
Units issued and transferred from other funding options	2,872	5,457	503,625	584,898	3,830,710	6,206,404
Units redeemed and transferred to other funding options	(13,343)	(16,194)	(870,172)	(1,135,923)	(24,263,557)	(31,234,097)
Units end of year	27,293	37,764	7,535,971	7,902,518	143,748,307	164,181,154
	BHFTI Brighthouse/Franklin Low Duration Total Return Division		BHFTI Brighthouse/Templeton International Bond Division		BHFTI Brighthouse/Wellington Large Cap Research Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	6,579,388	6,584,220	414,855	421,632	7,052,462	7,965,776
Units issued and transferred from other funding options	1,257,726	2,039,162	18,945	76,933	227,459	262,336
Units redeemed and transferred to other funding options	(2,225,309)	(2,043,994)	(102,644)	(83,710)	(905,609)	(1,175,650)
Units end of year	5,611,805	6,579,388	331,156	414,855	6,374,312	7,052,462

(a) For the period January 1, 2022 to April 29, 2022.

	American Funds® Growth-Income Division		American Funds® The Bond Fund of America Division		BHFTI AB Global Dynamic Allocation Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	2,276,122	2,655,428	4,106,274	4,240,005	67,331,765	78,219,417
Units issued and transferred from other funding options	111,927	109,254	432,373	848,196	1,107,277	1,480,030
Units redeemed and transferred to other funding options	(378,837)	(488,560)	(975,632)	(981,927)	(9,039,423)	(12,367,682)
Units end of year	2,009,212	2,276,122	3,563,015	4,106,274	59,399,619	67,331,765
	BHFTI American Funds® Growth Division		BHFTI American Funds® Moderate Allocation Division		BHFTI BlackRock Global Tactical Strategies Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	7,703,185	10,039,904	37,338,886	42,632,501	88,958,635	103,549,645
Units issued and transferred from other funding options	1,007,989	520,600	723,814	841,957	1,230,872	1,928,272
Units redeemed and transferred to other funding options	(1,423,182)	(2,857,319)	(4,968,138)	(6,135,572)	(12,283,269)	(16,519,282)
Units end of year	7,287,992	7,703,185	33,094,562	37,338,886	77,906,238	88,958,635
	BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/abrdn Emerging Markets Equity Division		BHFTI Brighthouse/ Eaton Vance Floating Rate Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	449,964	492,592	2,787,968	3,047,927	1,540,034	1,594,088
Units issued and transferred from other funding options	56,970	74,177	532,020	490,819	463,534	384,224
Units redeemed and transferred to other funding options	(89,957)	(116,805)	(510,515)	(750,778)	(578,458)	(438,278)
Units end of year	416,977	449,964	2,809,473	2,787,968	1,425,110	1,540,034
	BHFTI CBRE Global Real Estate Division		BHFTI Harris Oakmark International Division		BHFTI Invesco Balanced-Risk Allocation Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	6,612,118	7,956,916	11,034,401	13,069,949	271,882,939	305,812,256
Units issued and transferred from other funding options	586,270	525,215	1,200,169	1,251,327	36,473,059	24,142,699
Units redeemed and transferred to other funding options	(1,071,360)	(1,870,013)	(2,257,057)	(3,286,875)	(52,969,449)	(58,072,016)
Units end of year	6,127,028	6,612,118	9,977,513	11,034,401	255,386,549	271,882,939

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2022 and 2021:

	BHFTI Invesco Comstock Division		BHFTI Invesco Global Equity Division		BHFTI Invesco Small Cap Growth Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	4,394	6,488	12,898,558	13,483,627	1,160,106	1,205,933
Units issued and transferred from other funding options	2	33	1,608,783	1,727,400	155,219	312,705
Units redeemed and transferred to other funding options	(386)	(2,127)	(2,222,909)	(2,312,469)	(263,264)	(358,532)
Units end of year	4,010	4,394	12,284,432	12,898,558	1,052,061	1,160,106
	BHFTI Loomis Sayles Global Allocation Division		BHFTI Loomis Sayles Growth Division		BHFTI MetLife Multi-Index Targeted Risk Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	3,349,302	3,759,111	13,754,696	16,516,881	439,723,634	511,620,263
Units issued and transferred from other funding options	248,488	320,888	1,130,884	639,264	14,246,669	15,609,152
Units redeemed and transferred to other funding options	(558,354)	(730,697)	(2,263,399)	(3,401,449)	(68,207,106)	(87,505,781)
Units end of year	3,039,436	3,349,302	12,622,181	13,754,696	385,763,197	439,723,634
	BHFTI PanAgora Global Diversified Risk II Division		BHFTI PIMCO Inflation Protected Bond Division		BHFTI PIMCO Total Return Division
	2022 (a)	2021	2022	2021	2022	2021
Units beginning of year	60,263,509	70,369,642	18,836,529	19,226,114	32,619,518	34,236,760
Units issued and transferred from other funding options	416,940	1,632,610	1,742,685	3,785,991	1,736,837	5,009,745
Units redeemed and transferred to other funding options	(60,680,449)	(11,738,743)	(4,558,914)	(4,175,576)	(6,276,053)	(6,626,987)
Units end of year	—	60,263,509	16,020,300	18,836,529	28,080,302	32,619,518
	BHFTI T. Rowe Price Large Cap Value Division		BHFTI T. Rowe Price Mid Cap Growth Division		BHFTI TCW Core Fixed Income Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	25,963	28,681	12,061,669	13,981,484	4,056	4,573
Units issued and transferred from other funding options	501	460	874,072	907,184	—	—
Units redeemed and transferred to other funding options	(14,182)	(3,178)	(2,124,421)	(2,826,999)	(2,425)	(517)
Units end of year	12,282	25,963	10,811,320	12,061,669	1,631	4,056

(a) For the period January 1, 2022 to April 29, 2022.

	BHFTI JPMorgan Core Bond Division		BHFTI JPMorgan Global Active Allocation Division		BHFTI JPMorgan Small Cap Value Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	5,727,534	5,908,327	402,997,702	462,254,239	600,320	768,068
Units issued and transferred from other funding options	447,793	1,281,136	13,109,612	21,135,588	70,294	140,144
Units redeemed and transferred to other funding options	(1,557,936)	(1,461,929)	(64,914,860)	(80,392,125)	(158,294)	(307,892)
Units end of year	4,617,391	5,727,534	351,192,454	402,997,702	512,320	600,320
	BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division		BHFTI PanAgora Global Diversified Risk Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	7,162,727	8,036,159	8,569,702	9,587,827	61,606,271	67,636,602
Units issued and transferred from other funding options	452,567	488,639	1,760,524	1,204,971	583,844,080	8,055,309
Units redeemed and transferred to other funding options	(1,091,298)	(1,362,071)	(1,692,673)	(2,223,096)	(64,959,750)	(14,085,640)
Units end of year	6,523,996	7,162,727	8,637,553	8,569,702	580,490,601	61,606,271
	BHFTI Schroders Global Multi-Asset Division		BHFTI SSGA Growth and Income ETF Division		BHFTI SSGA Growth ETF Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	381,747,388	455,182,622	26,261,154	30,781,265	5,267,322	6,011,201
Units issued and transferred from other funding options	8,921,433	11,365,724	428,403	457,013	228,525	298,637
Units redeemed and transferred to other funding options	(58,203,787)	(84,800,958)	(3,574,056)	(4,977,124)	(686,575)	(1,042,516)
Units end of year	332,465,034	381,747,388	23,115,501	26,261,154	4,809,272	5,267,322
	BHFTI Victory Sycamore Mid Cap Value Division		BHFTI Western Asset Management Government Income Division		BHFTII Baillie Gifford International Stock Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	6,175,875	7,196,575	27,345,170	32,375,503	5,050,419	5,562,590
Units issued and transferred from other funding options	467,684	597,009	3,920,075	5,176,247	502,915	614,048
Units redeemed and transferred to other funding options	(1,247,738)	(1,617,709)	(6,973,845)	(10,206,580)	(721,406)	(1,126,219)
Units end of year	5,395,821	6,175,875	24,291,400	27,345,170	4,831,928	5,050,419

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2022 and 2021:

	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	6,550,596	7,023,787	3,306,153	3,762,727	2,745,802	3,242,202
Units issued and transferred from other funding options	331,293	846,823	319,383	253,853	912,722	1,151,808
Units redeemed and transferred to other funding options	(1,323,685)	(1,320,014)	(612,541)	(710,427)	(1,229,467)	(1,648,208)
Units end of year	5,558,204	6,550,596	3,012,995	3,306,153	2,429,057	2,745,802
	BHFTII Brighthouse Asset Allocation 80 Division		BHFTII Brighthouse/Artisan Mid Cap Value Division		BHFTII Brighthouse/ Dimensional International Small Company Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	61,203,569	68,356,199	3,074,537	3,488,897	217,756	256,198
Units issued and transferred from other funding options	1,379,218	1,868,468	139,572	292,322	17,503	20,349
Units redeemed and transferred to other funding options	(6,577,012)	(9,021,098)	(499,131)	(706,682)	(42,273)	(58,791)
Units end of year	56,005,775	61,203,569	2,714,978	3,074,537	192,986	217,756
	BHFTII Jennison Growth Division		BHFTII Loomis Sayles Small Cap Core Division		BHFTII Loomis Sayles Small Cap Growth Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	9,073,417	10,579,883	2,370,989	2,707,781	1,695,408	1,855,495
Units issued and transferred from other funding options	1,629,326	1,654,102	89,119	141,843	129,605	155,026
Units redeemed and transferred to other funding options	(2,342,797)	(3,160,568)	(304,874)	(478,635)	(341,217)	(315,113)
Units end of year	8,359,946	9,073,417	2,155,234	2,370,989	1,483,796	1,695,408
	BHFTII MetLife Russell 2000® Index Division		BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	6,792,038	7,531,805	22,605,518	25,861,616	2,306,720	2,535,226
Units issued and transferred from other funding options	665,289	945,637	1,623,667	1,199,953	131,862	159,563
Units redeemed and transferred to other funding options	(1,135,068)	(1,685,404)	(3,589,974)	(4,456,051)	(367,587)	(388,069)
Units end of year	6,322,259	6,792,038	20,639,211	22,605,518	2,070,995	2,306,720

(a) For the period January 1, 2022 to April 29, 2022.

	BHFTII Brighthouse Asset Allocation 20 Division		BHFTII Brighthouse Asset Allocation 40 Division		BHFTII Brighthouse Asset Allocation 60 Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	15,403,578	17,601,429	38,513,419	43,790,060	120,826,699	138,788,939
Units issued and transferred from other funding options	743,019	863,948	959,145	1,072,092	2,111,868	2,732,076
Units redeemed and transferred to other funding options	(3,200,534)	(3,061,799)	(6,107,306)	(6,348,733)	(15,825,899)	(20,694,316)
Units end of year	12,946,063	15,403,578	33,365,258	38,513,419	107,112,668	120,826,699
	BHFTII Brighthouse/ Wellington Balanced Division		BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	7,106,175	7,735,328	6,291,202	7,259,472	4,467,854	4,933,281
Units issued and transferred from other funding options	237,239	243,006	315,077	336,245	137,186	138,681
Units redeemed and transferred to other funding options	(934,394)	(872,159)	(1,101,300)	(1,304,515)	(476,712)	(604,108)
Units end of year	6,409,020	7,106,175	5,504,979	6,291,202	4,128,328	4,467,854
	BHFTII MetLife Aggregate Bond Index Division		BHFTII MetLife Mid Cap Stock Index Division		BHFTII MetLife MSCI EAFE® Index Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	48,385,248	48,820,793	9,859,099	11,467,060	22,411,515	24,590,517
Units issued and transferred from other funding options	3,462,781	8,057,405	685,368	802,132	2,157,771	1,806,217
Units redeemed and transferred to other funding options	(9,224,169)	(8,492,950)	(1,732,561)	(2,410,093)	(3,915,762)	(3,985,219)
Units end of year	42,623,860	48,385,248	8,811,906	9,859,099	20,653,524	22,411,515
	BHFTII MFS® Value Division		BHFTII Neuberger Berman Genesis Division		BHFTII T. Rowe Price Large Cap Growth Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	40,856,426	45,919,271	5,912,293	6,733,229	11,647,251	13,310,314
Units issued and transferred from other funding options	5,198,920	5,242,917	259,693	361,689	1,593,247	1,193,212
Units redeemed and transferred to other funding options	(8,991,009)	(10,305,762)	(808,070)	(1,182,625)	(2,272,501)	(2,856,275)
Units end of year	37,064,337	40,856,426	5,363,916	5,912,293	10,967,997	11,647,251

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2022 and 2021:

	BHFTII T. Rowe Price Small Cap Growth Division		BHFTII VanEck Global Natural Resources Division		BHFTII Western Asset Management Strategic Bond Opportunities Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	6,652,969	7,569,000	1,734,410	2,324,890	10,455,449	11,354,141
Units issued and transferred from other funding options	372,499	511,407	214,392	206,105	500,544	1,068,553
Units redeemed and transferred to other funding options	(1,065,469)	(1,427,438)	(703,369)	(796,585)	(1,829,419)	(1,967,245)
Units end of year	5,959,999	6,652,969	1,245,433	1,734,410	9,126,574	10,455,449
	Calvert VP SRI Mid Cap Division		Delaware VIP® Small Cap Value Division		Fidelity® VIP Contrafund® Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	84,007	92,109	448	448	55,851	61,965
Units issued and transferred from other funding options	3,594	6,535	—	—	946	1,124
Units redeemed and transferred to other funding options	(8,074)	(14,637)	—	—	(4,051)	(7,238)
Units end of year	79,527	84,007	448	448	52,746	55,851
	Fidelity® VIP Freedom 2030 Division		Fidelity® VIP Freedom 2035 Division		Fidelity® VIP Freedom 2040 Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	290,180	232,863	112,239	56,150	68,494	49,758
Units issued and transferred from other funding options	120,856	131,509	62,302	73,525	42,084	41,655
Units redeemed and transferred to other funding options	(145,823)	(74,192)	(17,243)	(17,436)	(12,599)	(22,919)
Units end of year	265,213	290,180	157,298	112,239	97,979	68,494
	Fidelity® VIP FundsManager 60% Division		Fidelity® VIP Government Money Market Division		Fidelity® VIP Growth Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	12,336,639	13,649,023	306,845	366,357	611,993	663,454
Units issued and transferred from other funding options	96,856	126,055	107,208	46,085	9,549	15,548
Units redeemed and transferred to other funding options	(1,698,653)	(1,438,439)	(160,833)	(105,597)	(58,418)	(67,009)
Units end of year	10,734,842	12,336,639	253,220	306,845	563,124	611,993

(a) For the period January 1, 2022 to April 29, 2022.

	BHFTII Western Asset Management U.S. Government Division		BlackRock Global Allocation V.I. Division		Calvert VP SRI Balanced Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	6,670,779	7,382,234	652	4,081	894,700	954,567
Units issued and transferred from other funding options	989,282	1,270,752	22	61	53,676	77,181
Units redeemed and transferred to other funding options	(1,999,422)	(1,982,207)	(37)	(3,490)	(136,293)	(137,048)
Units end of year	5,660,639	6,670,779	637	652	812,083	894,700
	Fidelity® VIP Equity-Income Division		Fidelity® VIP Freedom 2020 Division		Fidelity® VIP Freedom 2025 Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	1,248,036	1,351,903	163,380	175,053	287,972	270,297
Units issued and transferred from other funding options	49,177	22,948	39,820	58,928	71,718	116,998
Units redeemed and transferred to other funding options	(167,071)	(126,815)	(24,948)	(70,601)	(90,476)	(99,323)
Units end of year	1,130,142	1,248,036	178,252	163,380	269,214	287,972
	Fidelity® VIP Freedom 2045 Division		Fidelity® VIP Freedom 2050 Division		Fidelity® VIP FundsManager 50% Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	68,496	48,514	149,456	104,593	12,481,990	13,833,224
Units issued and transferred from other funding options	34,748	23,796	90,181	75,196	34,015	32,176
Units redeemed and transferred to other funding options	(4,931)	(3,814)	(25,865)	(30,333)	(1,137,791)	(1,383,410)
Units end of year	98,313	68,496	213,772	149,456	11,378,214	12,481,990
	Fidelity® VIP Investment Grade Bond Division		Fidelity® VIP Mid Cap Division		FTVIPT Templeton Developing Markets VIP Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	223,841	235,580	43,732	47,935	24,007	24,767
Units issued and transferred from other funding options	33,209	24,406	104	43	—	—
Units redeemed and transferred to other funding options	(50,903)	(36,145)	(2,779)	(4,246)	(3,731)	(760)
Units end of year	206,147	223,841	41,057	43,732	20,276	24,007

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2022 and 2021:

	FTVIPT Templeton Foreign VIP Division		Janus Henderson Enterprise Division		LMPVET ClearBridge Variable Appreciation Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	112	—	8,707	10,328	4,610	4,985
Units issued and transferred from other funding options	150	112	153	329	—	118
Units redeemed and transferred to other funding options	—	—	(4,782)	(1,950)	(156)	(493)
Units end of year	262	112	4,078	8,707	4,454	4,610
	LMPVIT Western Asset Core Plus Division		Morgan Stanley VIF Global Infrastructure Division		PIMCO VIT CommodityRealReturn® Strategy Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	108	9,712	3,851	4,056	4,451	5,152
Units issued and transferred from other funding options	—	—	99	493	5,261	18
Units redeemed and transferred to other funding options	—	(9,604)	(356)	(698)	(606)	(719)
Units end of year	108	108	3,594	3,851	9,106	4,451

(a) For the period January 1, 2022 to April 29, 2022.

	LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Small Cap Growth Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	42,161	43,961	71,487	78,691	7,572	8,447
Units issued and transferred from other funding options	—	1,340	6,186	3,308	1,901	997
Units redeemed and transferred to other funding options	(5,802)	(3,140)	(15,988)	(10,512)	(4,273)	(1,872)
Units end of year	36,359	42,161	61,685	71,487	5,200	7,572
	PIMCO VIT Dynamic Bond Division		PIMCO VIT Emerging Markets Bond Division		TAP 1919 Variable Socially Responsive Balanced Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	1,880	3,381	3,430	4,012	1,085	4,540
Units issued and transferred from other funding options	12	62	96	156	—	—
Units redeemed and transferred to other funding options	(708)	(1,563)	(1,851)	(738)	—	(3,455)
Units end of year	1,184	1,880	1,675	3,430	1,085	1,085

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, series, or portfolio, and total return ratios for the respective stated periods in the five years ended December 31, 2022:

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
American Funds® Global	2022	20,927	7.78	162,720	0.61	0.90	(25.41)
Growth Division	2021	26,203	10.43	273,167	0.33	0.90	15.38
	2020	31,184	9.04	281,770	0.35	0.90	29.29
	2019	34,762	6.99	242,935	1.14	0.90	34.06
	2018	48,260	5.21	251,565	0.60	0.90	(9.86)
American Funds® Global	2022	6,302,361	4.63 - 57.13	297,344,865	—	0.50 - 2.50	(31.29) - (30.01)
Small Capitalization Division	2021	6,543,370	6.68 - 81.70	443,145,956	—	0.50 - 2.50	4.10 - 6.05
	2020	7,379,440	6.36 - 77.12	474,942,195	0.17	0.50 - 2.50	26.51 - 28.88
	2019	8,707,173	4.98 - 59.90	437,123,606	0.15	0.50 - 2.50	28.27 - 30.67
	2018	10,120,809	3.85 - 45.89	391,323,313	0.08	0.50 - 2.50	(12.77) - (11.13)
American Funds® Growth	2022	1,852,516	2.84 - 692.89	873,280,583	0.31	0.50 - 2.35	(31.56) - (30.46)
Division	2021	1,983,543	4.12 - 996.38	1,359,475,833	0.21	0.50 - 2.35	19.16 - 21.08
	2020	2,243,998	3.43 - 822.93	1,297,004,971	0.32	0.50 - 2.35	48.54 - 50.94
	2019	2,560,095	2.30 - 545.20	1,023,148,092	0.73	0.50 - 2.35	27.74 - 29.80
	2018	2,922,123	1.79 - 420.04	911,540,508	0.42	0.50 - 2.35	(2.58) - (1.00)
American Funds®	2022	2,009,212	28.12 - 391.51	590,162,234	1.24	0.50 - 2.35	(18.43) - (17.12)
Growth-Income Division	2021	2,276,122	34.22 - 472.35	808,908,049	1.10	0.50 - 2.35	21.21 - 23.17
	2020	2,655,428	28.02 - 383.50	766,106,526	1.35	0.50 - 2.35	10.90 - 12.69
	2019	2,980,149	25.08 - 340.30	767,275,578	1.62	0.50 - 2.35	23.21 - 25.19
	2018	3,405,907	20.20 - 271.82	704,784,793	1.35	0.50 - 2.35	(4.08) - (2.52)
American Funds® The Bond	2022	3,563,015	1.01 - 21.68	62,514,765	2.81	0.50 - 2.10	(14.39) - (13.14)
Fund of America Division	2021	4,106,274	1.17 - 24.96	83,591,263	1.40	0.50 - 2.10	(2.38) - (0.95)
	2020	4,240,005	1.19 - 25.20	87,818,399	2.17	0.50 - 2.10	7.45 - 9.02
	2019	4,042,100	1.09 - 23.11	77,224,066	2.59	0.50 - 2.10	7.09 - 8.65
	2018	4,211,306	1.01 - 21.27	74,861,593	2.31	0.50 - 2.15	(2.84) - (1.36)
BHFTI AB Global Dynamic	2022	59,399,619	12.12 - 13.62	797,530,989	4.28	1.10 - 2.10	(22.08) - (21.30)
Allocation Division	2021	67,331,765	15.55 - 17.30	1,149,682,505	0.22	1.10 - 2.10	7.01 - 8.08
	2020	78,219,417	14.53 - 16.01	1,236,443,892	1.77	1.10 - 2.10	3.88 - 4.92
	2019	89,425,360	13.99 - 15.26	1,348,392,149	3.46	1.10 - 2.10	15.62 - 16.78
	2018	102,653,570	12.10 - 13.07	1,327,086,693	1.66	1.10 - 2.10	(8.91) - (7.99)
BHFTI Allspring Mid Cap	2022	3,075	35.42 - 38.89	114,557	0.49	1.10 - 1.60	(6.47) - (6.00)
Value Division	2021	6,264	37.87 - 41.38	248,627	0.63	1.10 - 1.60	26.90 - 27.54
	2020	7,353	29.85 - 32.44	229,968	0.89	1.10 - 1.60	1.08 - 1.59
	2019	11,942	29.53 - 31.93	368,958	0.66	1.10 - 1.60	33.38 - 34.05
	2018	12,534	22.14 - 23.82	289,513	0.97	1.10 - 1.60	(14.68) - (14.24)
BHFTI American Funds®	2022	32,015,131	1.84 - 21.03	587,177,966	1.41	0.50 - 2.10	(18.49) - (17.07)
Balanced Allocation Division	2021	35,523,223	2.24 - 25.36	792,659,669	1.18	0.50 - 2.10	9.81 - 11.82
	2020	40,375,709	2.03 - 22.68	813,811,656	1.72	0.50 - 2.10	13.16 - 15.09
	2019	45,337,707	1.77 - 19.71	800,925,855	1.80	0.50 - 2.10	17.04 - 19.11
	2018	51,701,013	1.50 - 16.55	773,156,170	1.46	0.50 - 2.10	(6.31) - (4.58)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI American Funds®	2022	18,373,647	2.02 - 22.58	369,378,870	1.07	0.50 - 2.15	(20.25) - (18.93)
Growth Allocation Division	2021	20,115,537	2.51 - 27.85	502,935,505	0.81	0.50 - 2.15	13.44 - 15.33
	2020	21,672,182	2.20 - 24.15	473,694,389	1.56	0.50 - 2.15	14.43 - 16.34
	2019	23,820,328	1.90 - 20.76	451,501,018	1.68	0.50 - 2.15	21.01 - 23.02
	2018	25,965,628	1.56 - 16.87	403,169,471	1.21	0.50 - 2.15	(7.78) - (6.24)
BHFTI American Funds®	2022	7,287,992	3.17 - 32.45	225,213,085	0.55	0.95 - 2.25	(31.71) - (30.82)
Growth Division	2021	7,703,185	4.59 - 46.90	344,916,945	—	0.95 - 2.25	18.92 - 20.47
	2020	10,039,904	3.82 - 38.93	374,416,489	0.84	0.95 - 2.25	48.25 - 50.20
	2019	13,396,429	2.55 - 25.92	333,656,449	0.44	0.95 - 2.25	27.44 - 29.11
	2018	16,299,179	1.98 - 20.08	315,250,770	0.39	0.95 - 2.25	(2.73) - (1.44)
BHFTI American Funds®	2022	33,094,562	1.67 - 18.63	551,584,025	1.73	0.50 - 2.10	(16.40) - (15.05)
Moderate Allocation Division	2021	37,338,886	2.08 - 21.93	738,578,220	1.54	0.50 - 2.10	7.36 - 9.09
	2020	42,632,501	1.91 - 20.11	778,574,010	1.89	0.50 - 2.10	10.64 - 12.43
	2019	48,048,192	1.71 - 17.88	786,219,704	1.98	0.50 - 2.10	13.74 - 15.58
	2018	54,921,254	1.48 - 15.47	782,649,526	1.73	0.50 - 2.10	(5.43) - (3.90)
BHFTI BlackRock Global	2022	77,906,238	11.85 - 13.32	1,022,437,228	2.31	1.10 - 2.10	(20.57) - (19.77)
Tactical Strategies Division	2021	88,958,635	14.92 - 16.60	1,456,631,240	1.36	1.10 - 2.10	7.51 - 8.59
	2020	103,549,645	13.87 - 15.28	1,562,480,869	1.58	1.10 - 2.10	2.14 - 3.17
	2019	117,923,351	13.58 - 14.82	1,726,223,549	0.19	1.10 - 2.10	18.12 - 19.31
	2018	135,196,017	11.50 - 12.42	1,660,961,194	1.42	1.10 - 2.10	(9.12) - (8.20)
BHFTI BlackRock High Yield	2022	27,293	3.60 - 34.11	225,153	5.30	0.90 - 1.60	(11.75) - (10.97)
Division	2021	37,764	4.05 - 38.46	374,224	4.04	0.90 - 1.60	3.51 - 4.59
	2020	48,501	3.89 - 36.97	449,845	5.34	0.90 - 1.60	5.80 - 6.79
	2019	45,780	3.65 - 34.77	449,626	5.89	0.90 - 1.60	13.03 - 14.02
	2018	36,446	3.21 - 30.61	389,657	4.97	0.90 - 1.60	(4.42) - (3.46)
BHFTI Brighthouse Asset	2022	7,535,971	2.71 - 49.73	208,742,838	1.45	0.50 - 2.00	(21.73) - (20.55)
Allocation 100 Division	2021	7,902,518	3.43 - 62.92	278,055,934	1.20	0.50 - 2.00	15.79 - 17.54
	2020	8,453,543	2.93 - 53.89	254,598,524	1.26	0.50 - 2.00	16.55 - 18.32
	2019	9,271,704	2.49 - 45.81	237,520,246	1.63	0.50 - 2.05	24.90 - 26.85
	2018	10,018,424	1.97 - 36.34	204,491,233	1.12	0.50 - 2.05	(11.90) - (10.52)
BHFTI Brighthouse Balanced	2022	143,748,307	13.92 - 15.74	2,228,950,822	2.44	1.10 - 2.15	(23.47) - (22.66)
Plus Division	2021	164,181,154	18.19 - 20.35	3,294,483,428	2.32	1.10 - 2.15	5.26 - 6.37
	2020	189,208,847	17.28 - 19.13	3,572,331,763	2.35	1.10 - 2.15	10.12 - 11.29
	2019	212,617,604	15.69 - 17.19	3,610,425,443	2.03	1.10 - 2.15	20.94 - 22.21
	2018	237,803,627	12.98 - 14.07	3,308,331,916	1.67	1.10 - 2.15	(9.34) - (8.38)
BHFTI Brighthouse Small Cap	2022	416,977	4.15 - 45.07	16,182,500	0.61	0.50 - 1.55	(14.43) - (13.53)
Value Division	2021	449,964	4.82 - 52.11	20,325,098	0.83	0.50 - 1.55	29.74 - 31.11
	2020	492,592	3.69 - 39.75	17,064,278	1.34	0.50 - 1.55	(2.11) - (1.07)
	2019	507,130	3.74 - 40.18	17,894,741	0.89	0.50 - 1.60	26.73 - 28.13
	2018	568,395	2.93 - 31.36	15,380,952	1.04	0.50 - 1.60	(16.59) - (15.66)
BHFTI Brighthouse/abrdn	2022	2,809,473	1.19 - 11.27	29,791,833	0.73	0.90 - 2.25	(27.46) - (26.24)
Emerging Markets Equity	2021	2,787,968	1.61 - 15.34	40,417,620	0.17	0.90 - 2.25	(7.18) - (5.66)
Division	2020	3,047,927	1.70 - 16.31	47,234,562	2.07	0.90 - 2.25	24.46 - 26.53
	2019	3,782,564	1.35 - 12.93	46,669,817	1.65	0.90 - 2.25	18.06 - 19.90
	2018	4,595,166	1.12 - 10.81	47,553,441	2.60	0.90 - 2.25	(16.10) - (14.69)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Brighthouse/Eaton	2022	1,425,110	11.50 - 12.89	17,729,471	3.52	1.10 - 2.00	(3.55) - (2.68)
Vance Floating Rate Division	2021	1,540,034	11.92 - 13.24	19,666,389	3.17	1.10 - 2.00	1.45 - 2.37
	2020	1,594,088	11.75 - 12.94	19,938,279	4.67	1.10 - 2.00	0.04 - 0.94
	2019	2,151,505	11.69 - 12.81	26,783,935	4.58	1.10 - 2.05	4.86 - 5.86
	2018	2,481,218	11.15 - 12.11	29,267,597	3.53	1.10 - 2.05	(1.74) - (0.79)
BHFTI Brighthouse/Franklin	2022	5,611,805	8.87 - 10.57	54,277,970	2.72	0.50 - 2.00	(6.62) - (5.21)
Low Duration Total Return	2021	6,579,388	9.50 - 11.15	67,677,469	1.86	0.50 - 2.00	(1.70) - (0.22)
Division	2020	6,584,220	9.66 - 11.17	68,394,975	3.39	0.50 - 2.00	0.10 - 1.61
	2019	7,151,707	9.65 - 11.00	73,642,877	3.32	0.50 - 2.00	2.56 - 4.11
	2018	7,585,943	9.23 - 10.56	75,568,731	1.77	0.50 - 2.25	(1.81) - (0.07)
BHFTI Brighthouse/Templeton	2022	331,156	9.72 - 10.77	3,433,306	—	0.95 - 1.70	(6.24) - (5.53)
International Bond Division	2021	414,855	10.36 - 11.40	4,563,951	—	0.95 - 1.70	(6.61) - (5.91)
	2020	421,632	10.71 - 12.11	4,944,012	6.25	0.95 - 2.00	(7.78) - (6.80)
	2019	432,512	11.62 - 13.00	5,449,838	8.38	0.95 - 2.00	(0.84) - 0.21
	2018	489,079	11.71 - 12.97	6,165,086	—	0.95 - 2.00	(1.01) - 0.04
BHFTI	2022	6,374,312	3.30 - 697.93	644,887,319	0.70	0.00 - 2.50	(21.14) - (18.96)
Brighthouse/Wellington Large	2021	7,052,462	4.12 - 861.21	889,105,237	0.84	0.00 - 2.50	21.13 - 24.48
Cap Research Division	2020	7,965,776	3.34 - 691.83	805,727,887	1.11	0.00 - 2.50	19.31 - 22.37
	2019	8,991,065	2.76 - 565.38	741,294,779	1.12	0.00 - 2.50	28.77 - 32.17
	2018	10,177,126	2.12 - 427.76	636,225,847	1.00	0.00 - 2.50	(8.49) - (6.08)
BHFTI CBRE Global Real	2022	6,127,028	2.22 - 23.93	126,167,563	4.12	0.50 - 2.25	(26.66) - (25.20)
Estate Division	2021	6,612,118	2.99 - 32.07	183,528,774	2.89	0.50 - 2.25	31.43 - 33.83
	2020	7,956,916	2.24 - 23.97	166,520,792	4.52	0.50 - 2.25	(7.14) - (5.40)
	2019	8,161,374	2.38 - 25.37	182,528,745	3.08	0.50 - 2.25	22.03 - 24.29
	2018	9,504,197	1.93 - 20.43	172,053,744	5.96	0.50 - 2.25	(10.69) - (8.95)
BHFTI Harris Oakmark	2022	9,977,513	2.85 - 33.96	286,002,102	2.20	0.50 - 2.25	(17.87) - (16.42)
International Division	2021	11,034,401	3.43 - 40.64	379,548,585	0.65	0.50 - 2.25	6.03 - 7.96
	2020	13,069,949	3.19 - 37.66	418,249,872	3.30	0.50 - 2.25	2.77 - 4.68
	2019	13,819,826	3.06 - 36.01	425,579,613	2.21	0.50 - 2.25	21.75 - 24.03
	2018	15,932,818	2.48 - 29.06	398,451,152	1.72	0.50 - 2.25	(25.67) - (24.23)
BHFTI Invesco Balanced-Risk	2022	255,386,549	1.23 - 1.35	342,320,387	6.17	1.15 - 2.00	(14.14) - (13.41)
Allocation Division	2021	271,882,939	1.44 - 1.56	420,943,457	3.04	1.15 - 2.00	7.52 - 8.44
	2020	305,812,256	1.34 - 1.44	436,657,575	5.45	1.15 - 2.00	7.95 - 8.87
	2019	351,901,497	1.24 - 13.34	461,843,455	—	1.10 - 2.00	13.00 - 14.02
	2018	401,048,107	1.10 - 11.70	462,317,377	1.17	1.10 - 2.00	(8.30) - (7.46)
BHFTI Invesco Comstock	2022	4,010	2.03 - 30.20	14,227	1.77	0.90 - 1.35	(0.71) - (0.26)
Division	2021	4,394	2.04 - 30.34	17,943	1.03	0.90 - 1.35	31.40 - 31.99
	2020	6,488	1.54 - 23.03	54,656	2.16	0.90 - 1.35	(1.84) - (1.40)
	2019	6,188	1.56 - 23.40	57,870	2.13	0.90 - 1.35	23.28 - 23.84
	2018	6,957	1.26 - 18.94	49,587	0.65	0.90 - 1.35	(13.34) - (12.95)
BHFTI Invesco Global Equity	2022	12,284,432	1.60 - 57.03	183,035,203	—	0.00 - 2.15	(33.26) - (31.70)
Division	2021	12,898,558	2.36 - 66.07	286,660,569	0.06	0.50 - 2.25	12.90 - 15.01
	2020	13,483,627	2.07 - 57.62	281,517,566	0.77	0.50 - 2.15	24.93 - 27.09
	2019	15,182,482	1.63 - 45.47	261,214,721	0.91	0.50 - 2.15	28.83 - 31.06
	2018	16,358,866	1.25 - 34.80	226,269,164	1.10	0.50 - 2.15	(14.96) - (13.53)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Invesco Small Cap	2022	1,052,061	4.06 - 48.62	42,465,874	—	0.50 - 2.25	(36.59) - (35.47)
Growth Division	2021	1,160,106	6.34 - 75.35	73,101,402	—	0.50 - 2.25	4.55 - 6.40
	2020	1,205,933	6.01 - 70.81	71,253,289	—	0.50 - 2.15	53.58 - 55.98
	2019	1,335,510	3.89 - 45.40	51,053,864	—	0.50 - 2.15	21.80 - 23.79
	2018	1,509,587	3.17 - 36.68	47,102,731	—	0.50 - 2.25	(11.08) - (9.50)
BHFTI JPMorgan Core Bond	2022	4,617,391	9.50 - 10.93	49,423,341	2.45	1.10 - 2.00	(14.59) - (13.82)
Division	2021	5,727,534	11.05 - 12.69	71,214,221	2.31	1.10 - 2.00	(3.41) - (2.54)
	2020	5,908,327	11.14 - 13.02	75,426,695	3.23	1.10 - 2.00	5.75 - 6.71
	2019	6,207,730	10.49 - 12.21	74,354,984	4.54	1.10 - 2.05	6.02 - 7.03
	2018	7,254,348	9.85 - 11.41	81,327,656	2.73	1.10 - 2.05	(2.02) - (1.08)
BHFTI JPMorgan Global	2022	351,192,454	1.35 - 14.92	516,956,283	2.48	1.10 - 2.05	(19.22) - (18.45)
Active Allocation Division	2021	402,997,702	1.67 - 18.29	727,927,972	0.49	1.10 - 2.05	7.41 - 8.44
	2020	462,254,239	1.55 - 16.87	770,639,003	2.30	1.10 - 2.05	9.94 - 11.00
	2019	534,476,737	1.41 - 15.20	803,699,960	2.74	1.10 - 2.05	14.54 - 15.63
	2018	605,342,000	1.23 - 13.14	788,207,295	1.62	1.10 - 2.05	(9.08) - (8.21)
BHFTI JPMorgan Small Cap	2022	512,320	3.17 - 29.31	14,322,001	0.86	0.90 - 2.05	(15.25) - (13.99)
Value Division	2021	600,320	3.69 - 34.26	19,297,008	0.96	0.90 - 2.05	30.05 - 31.82
	2020	768,068	2.80 - 26.10	18,968,277	1.20	0.90 - 2.00	4.01 - 5.39
	2019	808,325	2.65 - 24.86	18,936,921	1.09	0.90 - 2.05	16.73 - 18.46
	2018	876,517	2.24 - 21.10	17,643,222	1.08	0.90 - 2.05	(15.67) - (14.54)
BHFTI Loomis Sayles Global	2022	3,039,436	2.11 - 25.62	72,766,561	—	0.50 - 2.00	(24.82) - (23.68)
Allocation Division	2021	3,349,302	2.79 - 33.77	105,733,405	0.83	0.50 - 2.00	12.00 - 13.69
	2020	3,759,111	2.47 - 29.88	105,220,386	0.69	0.50 - 2.00	12.51 - 14.21
	2019	4,334,728	2.18 - 26.32	107,109,800	1.49	0.50 - 2.05	24.94 - 26.89
	2018	4,983,673	1.73 - 20.87	98,196,428	1.86	0.50 - 2.25	(7.50) - (5.86)
BHFTI Loomis Sayles Growth	2022	12,622,181	2.14 - 494.57	315,672,632	—	0.50 - 2.25	(29.60) - (28.33)
Division	2021	13,754,696	3.01 - 690.34	480,887,272	0.03	0.50 - 2.25	15.64 - 17.89
	2020	16,516,881	2.57 - 586.63	486,587,823	0.65	0.50 - 2.25	29.28 - 31.68
	2019	21,007,586	1.97 - 445.88	467,060,137	0.84	0.50 - 2.25	20.82 - 23.03
	2018	24,657,864	1.61 - 362.64	444,649,592	0.61	0.50 - 2.25	(9.14) - (7.41)
BHFTI MetLife Multi-Index	2022	385,763,197	1.26 - 13.92	530,165,527	1.80	0.90 - 2.10	(22.73) - (21.80)
Targeted Risk Division	2021	439,723,634	1.63 - 17.83	774,902,087	1.76	0.90 - 2.10	7.44 - 8.73
	2020	511,620,263	1.51 - 16.43	831,657,042	2.19	0.90 - 2.10	4.34 - 5.60
	2019	572,965,706	1.45 - 15.59	884,702,376	2.14	0.90 - 2.10	19.18 - 20.62
	2018	638,887,551	1.22 - 12.95	820,528,591	1.75	0.90 - 2.10	(9.12) - (8.02)
BHFTI MFS® Research	2022	6,523,996	2.08 - 24.75	125,419,892	1.89	0.50 - 2.15	(19.20) - (17.98)
International Division	2021	7,162,727	2.56 - 30.18	168,979,566	1.01	0.50 - 2.15	9.42 - 11.16
	2020	8,036,159	2.32 - 27.15	172,621,221	2.31	0.50 - 2.15	10.65 - 12.45
	2019	8,765,910	2.08 - 24.14	168,375,370	1.41	0.50 - 2.15	25.74 - 27.67
	2018	10,106,842	1.64 - 18.92	153,947,912	2.02	0.50 - 2.25	(15.92) - (14.43)
BHFTI Morgan Stanley	2022	8,637,553	2.91 - 36.21	271,897,111	—	0.50 - 2.25	(63.36) - (62.71)
Discovery Division	2021	8,569,702	7.86 - 97.09	729,134,205	—	0.50 - 2.25	(12.77) - (11.22)
	2020	9,587,827	8.93 - 109.37	920,192,712	—	0.50 - 2.25	147.48 - 151.85
	2019	11,049,927	3.58 - 43.43	423,750,247	—	0.50 - 2.25	37.01 - 39.43
	2018	12,304,050	2.59 - 31.15	340,007,433	—	0.50 - 2.25	7.69 - 9.60

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI PanAgora Global	2022	580,490,601	1.04 - 11.29	643,605,338	16.96	1.10 - 2.00	(27.13) - (26.47)
Diversified Risk Division	2021	61,606,271	1.42 - 1.52	92,948,445	—	1.15 - 2.00	4.29 - 5.18
	2020	67,636,602	1.36 - 1.44	97,068,610	3.14	1.15 - 2.00	9.63 - 10.57
	2019	64,915,547	1.24 - 1.31	84,293,104	3.24	1.15 - 2.00	19.58 - 20.60
	2018	67,228,731	1.04 - 1.08	72,446,308	—	1.15 - 2.00	(9.43) - (8.65)
BHFTI PanAgora Global	2022	—	11.74 - 13.27	—	—	1.10 - 2.05	(11.26) - (10.99)
Diversified Risk II Division	2021	60,263,509	13.19 - 14.91	886,250,834	—	1.10 - 2.05	10.36 - 11.41
(Closed 4/29/2022)	2020	70,369,642	11.86 - 13.38	929,413,643	2.35	1.10 - 2.05	0.93 - 1.89
	2019	79,861,505	11.66 - 13.13	1,036,049,545	2.95	1.10 - 2.05	17.48 - 18.61
	2018	91,641,725	9.84 - 11.07	1,003,736,398	0.38	1.10 - 2.05	(8.26) - (7.38)
BHFTI PIMCO Inflation	2022	16,020,300	1.09 - 18.51	250,254,578	6.26	0.50 - 2.15	(13.75) - (12.17)
Protected Bond Division	2021	18,836,529	1.24 - 21.07	337,008,189	0.73	0.50 - 2.15	3.18 - 4.93
	2020	19,226,114	1.18 - 20.08	330,502,638	2.68	0.50 - 2.15	9.16 - 11.13
	2019	20,971,534	1.07 - 18.07	327,258,585	3.41	0.50 - 2.15	5.97 - 7.79
	2018	23,939,621	0.99 - 16.77	349,179,155	1.60	0.50 - 2.25	(4.59) - (2.76)
BHFTI PIMCO Total Return	2022	28,080,302	1.71 - 20.61	485,365,597	2.96	0.50 - 2.25	(16.46) - (14.89)
Division	2021	32,619,518	2.03 - 24.24	667,326,755	1.84	0.50 - 2.25	(3.59) - (1.77)
	2020	34,236,760	2.09 - 24.71	715,365,209	3.69	0.50 - 2.25	6.09 - 8.12
	2019	36,674,056	1.95 - 22.89	715,395,370	2.93	0.50 - 2.25	6.05 - 7.98
	2018	41,842,651	1.82 - 21.21	757,914,158	1.39	0.50 - 2.25	(2.46) - (0.62)
BHFTI Schroders Global	2022	332,465,034	1.22 - 13.63	446,173,171	1.40	0.90 - 2.10	(21.83) - (20.89)
Multi-Asset Division	2021	381,747,388	1.56 - 17.27	649,441,142	0.32	0.90 - 2.10	9.11 - 10.42
	2020	455,182,622	1.43 - 15.67	703,341,582	1.77	0.90 - 2.10	(0.02) - 1.19
	2019	524,050,033	1.43 - 15.51	802,843,446	1.47	0.90 - 2.10	18.97 - 20.40
	2018	601,844,418	1.21 - 12.91	768,330,201	1.66	0.90 - 2.10	(11.32) - (6.23)
BHFTI SSGA Growth and	2022	23,115,501	16.88 - 21.87	453,319,661	3.01	0.60 - 2.10	(17.13) - (15.88)
Income ETF Division	2021	26,261,154	20.37 - 26.00	616,034,159	1.77	0.60 - 2.10	11.02 - 12.70
	2020	30,781,265	18.35 - 23.43	644,690,157	2.68	0.50 - 2.10	7.54 - 9.28
	2019	35,242,960	17.06 - 21.44	680,226,971	2.33	0.50 - 2.10	17.12 - 19.01
	2018	41,641,734	14.57 - 18.01	680,006,923	2.33	0.50 - 2.10	(8.47) - (6.99)
BHFTI SSGA Growth ETF	2022	4,809,272	18.07 - 23.82	101,146,274	2.77	0.50 - 2.10	(17.62) - (16.29)
Division	2021	5,267,322	21.93 - 28.45	133,226,796	1.45	0.50 - 2.10	15.16 - 17.02
	2020	6,011,201	19.05 - 24.32	130,804,692	2.42	0.50 - 2.10	8.44 - 10.20
	2019	6,956,479	17.56 - 22.07	138,322,296	1.97	0.50 - 2.10	19.90 - 21.83
	2018	7,753,198	14.65 - 18.11	127,430,864	2.02	0.50 - 2.10	(10.65) - (9.20)
BHFTI T. Rowe Price Large	2022	12,282	15.03 - 140.73	469,865	1.87	0.90 - 1.60	(6.65) - (6.00)
Cap Value Division	2021	25,963	15.99 - 150.00	731,476	1.81	0.90 - 1.60	23.98 - 24.85
	2020	28,681	12.81 - 120.39	685,939	3.00	0.90 - 1.60	1.23 - 1.95
	2019	33,084	12.57 - 118.33	725,942	1.95	0.90 - 1.60	24.51 - 25.38
	2018	20,996	10.02 - 94.56	409,218	1.80	0.90 - 1.60	(10.61) - (9.98)
BHFTI T. Rowe Price Mid Cap	2022	10,811,320	3.09 - 56.00	340,891,490	—	0.50 - 2.25	(24.25) - (22.92)
Growth Division	2021	12,061,669	4.04 - 72.79	496,061,829	—	0.50 - 2.25	12.42 - 14.41
	2020	13,981,484	3.56 - 63.81	505,414,544	0.08	0.50 - 2.25	21.15 - 23.30
	2019	16,418,378	2.91 - 51.83	484,527,095	0.08	0.50 - 2.25	28.15 - 30.41
	2018	19,059,742	2.25 - 39.81	430,092,959	—	0.50 - 2.25	(4.38) - (2.68)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI TCW Core Fixed Income	2022	1,631	9.42 - 9.53	15,515	0.91	1.20 - 1.35	(15.52) - (15.39)
Division	2021	4,056	11.16 - 11.27	45,391	1.34	1.20 - 1.35	(2.66) - (2.52)
	2020	4,573	11.46 - 11.56	52,557	3.20	1.20 - 1.35	7.67 - 7.83
	2019	22,517	10.64 - 10.77	240,520	3.06	1.10 - 1.35	6.94 - 7.20
	2018	23,865	9.95 - 10.01	238,242	2.32	1.20 - 1.35	(1.28) - (1.13)
BHFTI Victory Sycamore	2022	5,395,821	6.03 - 74.00	331,206,446	1.73	0.50 - 2.25	(4.86) - (3.18)
Mid Cap Value Division	2021	6,175,875	6.28 - 76.43	394,481,911	1.17	0.50 - 2.25	28.87 - 31.14
	2020	7,196,575	4.83 - 58.28	351,800,764	1.51	0.50 - 2.25	5.24 - 7.10
	2019	7,872,022	4.55 - 54.42	361,807,709	1.16	0.50 - 2.25	26.12 - 28.34
	2018	9,098,703	3.57 - 42.40	327,214,056	0.64	0.50 - 2.25	(12.16) - (10.60)
BHFTI Western Asset	2022	24,291,400	9.09 - 10.16	244,217,321	2.27	1.15 - 2.10	(16.45) - (15.65)
Management Government	2021	27,345,170	10.88 - 12.04	326,125,318	2.14	1.15 - 2.10	(4.01) - (3.09)
Income Division	2020	32,375,503	11.33 - 12.42	398,349,977	2.38	1.15 - 2.10	5.43 - 6.44
	2019	32,564,019	10.75 - 11.67	376,497,264	2.73	1.15 - 2.10	5.26 - 6.26
	2018	36,441,983	10.21 - 10.98	396,922,182	2.79	1.15 - 2.10	(2.15) - (1.21)
BHFTII Baillie Gifford	2022	4,831,928	1.81 - 22.33	85,003,047	1.02	0.95 - 2.10	(30.22) - (29.27)
International Stock Division	2021	5,050,419	2.57 - 31.57	126,145,494	0.86	0.95 - 2.10	(2.97) - (1.69)
	2020	5,562,590	2.62 - 32.11	140,886,997	1.90	0.95 - 2.10	23.73 - 25.38
	2019	6,117,346	2.10 - 25.61	123,603,248	1.23	0.95 - 2.15	29.75 - 31.57
	2018	6,925,281	1.60 - 19.47	106,646,276	1.06	0.95 - 2.25	(19.05) - (17.80)
BHFTII BlackRock Bond	2022	5,558,204	6.51 - 82.59	260,026,298	2.75	0.50 - 2.25	(16.26) - (14.70)
Income Division	2021	6,550,596	7.69 - 96.92	361,431,935	2.62	0.50 - 2.25	(2.90) - (1.08)
	2020	7,023,787	7.83 - 98.08	389,186,999	3.39	0.50 - 2.25	5.92 - 7.89
	2019	7,472,189	7.31 - 90.99	384,830,691	3.61	0.50 - 2.25	7.12 - 9.12
	2018	8,252,602	6.74 - 83.47	391,693,026	3.25	0.50 - 2.25	(2.84) - (1.00)
BHFTII BlackRock Capital	2022	3,012,995	8.85 - 105.16	133,568,070	—	0.50 - 2.25	(39.14) - (38.01)
Appreciation Division	2021	3,306,153	14.38 - 169.80	234,988,229	—	0.50 - 2.25	18.19 - 20.42
	2020	3,762,727	12.02 - 141.17	230,129,341	—	0.50 - 2.25	37.18 - 39.75
	2019	4,262,514	8.66 - 101.12	192,688,204	0.02	0.50 - 2.25	29.57 - 31.99
	2018	4,857,860	6.61 - 76.69	170,334,155	0.01	0.50 - 2.25	(0.11) - 1.76
BHFTII BlackRock	2022	2,429,057	2.29 - 24.61	33,824,637	—	0.90 - 2.15	(0.87) - 0.54
Ultra-Short Term Bond	2021	2,745,802	2.29 - 24.56	37,400,746	0.10	0.90 - 2.00	(2.42) - (1.09)
Division	2020	3,242,202	2.33 - 24.90	47,474,049	1.72	0.90 - 2.00	(1.80) - (0.47)
	2019	3,255,640	2.35 - 25.09	44,981,636	1.60	0.90 - 2.00	(0.14) - 1.21
	2018	3,622,610	2.33 - 24.87	50,362,897	0.78	0.90 - 2.15	(0.52) - 0.89
BHFTII Brighthouse Asset	2022	12,946,063	1.67 - 17.96	203,222,616	3.12	0.50 - 2.15	(14.54) - (13.12)
Allocation 20 Division	2021	15,403,578	1.93 - 20.67	280,143,828	2.99	0.50 - 2.15	1.48 - 3.17
	2020	17,601,429	1.88 - 20.04	311,462,767	2.81	0.50 - 2.15	7.18 - 8.97
	2019	19,652,658	1.73 - 18.39	321,894,499	2.18	0.50 - 2.25	9.25 - 11.18
	2018	22,770,094	1.57 - 16.54	335,855,273	2.19	0.50 - 2.25	(4.79) - (3.10)
BHFTII Brighthouse Asset	2022	33,365,258	1.94 - 20.84	603,366,834	2.60	0.50 - 2.15	(15.67) - (14.27)
Allocation 40 Division	2021	38,513,419	2.27 - 24.31	818,808,370	2.68	0.50 - 2.15	5.14 - 6.89
	2020	43,790,060	2.14 - 22.74	875,065,802	2.69	0.50 - 2.15	8.67 - 10.48
	2019	49,796,769	1.94 - 20.58	908,735,683	2.19	0.50 - 2.15	13.14 - 15.02
	2018	57,833,464	1.69 - 17.89	925,660,947	2.01	0.50 - 2.25	(6.54) - (4.88)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Brighthouse Asset	2022	107,112,668	2.22 - 23.84	2,227,101,315	2.15	0.50 - 2.15	(17.13) - (15.75)
Allocation 60 Division	2021	120,826,699	2.65 - 28.30	3,004,188,035	2.12	0.50 - 2.15	8.55 - 10.35
	2020	138,788,939	2.41 - 25.65	3,132,220,695	2.21	0.50 - 2.15	11.42 - 13.28
	2019	157,596,785	2.13 - 22.64	3,165,966,352	1.96	0.50 - 2.15	16.88 - 18.83
	2018	183,867,868	1.80 - 19.05	3,131,421,270	1.66	0.50 - 2.15	(8.13) - (6.60)
BHFTII Brighthouse Asset	2022	56,005,775	2.47 - 26.52	1,298,523,579	1.81	0.50 - 2.15	(19.71) - (18.38)
Allocation 80 Division	2021	61,203,569	3.04 - 32.49	1,751,110,118	1.69	0.50 - 2.15	12.27 - 14.14
	2020	68,356,199	2.67 - 28.47	1,722,419,271	1.84	0.50 - 2.15	14.11 - 16.01
	2019	76,334,895	2.31 - 24.54	1,670,394,964	1.77	0.50 - 2.15	21.10 - 23.11
	2018	85,633,821	1.89 - 19.93	1,533,821,665	1.33	0.50 - 2.25	(10.17) - (8.57)
BHFTII Brighthouse/Artisan	2022	2,714,978	7.18 - 85.13	149,107,149	0.81	0.50 - 2.05	(14.60) - (13.27)
Mid Cap Value Division	2021	3,074,537	8.33 - 98.15	195,847,200	0.83	0.50 - 2.15	24.02 - 25.96
	2020	3,488,897	6.65 - 77.92	178,298,975	0.84	0.50 - 2.05	3.82 - 5.45
	2019	3,807,667	6.35 - 73.90	186,211,530	0.62	0.50 - 2.25	20.69 - 22.82
	2018	4,305,631	5.20 - 60.16	171,734,105	0.49	0.50 - 2.25	(15.36) - (13.85)
BHFTII	2022	192,986	22.73 - 26.01	4,901,771	2.34	1.10 - 2.05	(19.37) - (18.60)
Brighthouse/Dimensional	2021	217,756	28.19 - 31.95	6,805,165	1.53	1.10 - 2.05	11.55 - 12.61
International Small Company	2020	256,198	25.27 - 28.37	7,124,915	2.53	1.10 - 2.05	6.58 - 7.60
Division	2019	299,239	23.71 - 26.37	7,739,398	1.03	1.10 - 2.05	20.54 - 21.69
	2018	342,338	19.67 - 21.67	7,285,386	2.54	1.10 - 2.05	(22.18) - (21.44)
BHFTII	2022	6,409,020	1.80 - 111.07	461,892,147	1.69	0.90 - 2.15	(19.02) - (17.82)
Brighthouse/Wellington	2021	7,106,175	2.20 - 135.22	629,816,680	1.81	0.90 - 2.15	11.44 - 13.00
Balanced Division	2020	7,735,328	1.96 - 119.71	610,629,506	2.19	0.90 - 2.15	15.03 - 16.67
	2019	8,451,244	1.69 - 102.66	574,717,552	2.18	0.90 - 2.15	20.24 - 21.89
	2018	9,307,629	1.40 - 84.26	521,756,898	1.73	0.90 - 2.15	(5.93) - (4.63)
BHFTII	2022	5,504,979	10.61 - 125.78	429,404,884	1.28	0.50 - 2.25	(7.41) - (5.69)
Brighthouse/Wellington	2021	6,291,202	11.33 - 133.49	531,319,660	1.25	0.50 - 2.25	21.35 - 23.62
Core Equity Opportunities	2020	7,259,472	9.23 - 108.10	503,780,671	1.44	0.50 - 2.25	8.50 - 10.55
Division	2019	8,239,874	8.40 - 97.90	520,632,824	1.45	0.50 - 2.25	27.74 - 30.09
	2018	9,569,314	6.51 - 75.31	471,467,558	1.58	0.50 - 2.25	(2.58) - (0.74)
BHFTII Frontier Mid Cap	2022	4,128,328	13.58 - 142.23	384,728,789	—	0.90 - 2.25	(29.93) - (28.82)
Growth Division	2021	4,467,854	19.09 - 199.82	586,525,681	—	0.90 - 2.25	11.84 - 13.60
	2020	4,933,281	16.82 - 175.90	572,542,548	—	0.90 - 2.25	28.45 - 30.46
	2019	5,529,994	12.90 - 134.83	494,555,658	—	0.90 - 2.25	29.88 - 31.88
	2018	6,195,073	9.78 - 102.24	422,776,437	—	0.90 - 2.25	(8.01) - (6.54)
BHFTII Jennison Growth	2022	8,359,946	1.78 - 47.17	160,933,782	—	0.50 - 2.25	(40.38) - (39.33)
Division	2021	9,073,417	2.95 - 77.89	287,427,814	—	0.50 - 2.25	14.31 - 16.33
	2020	10,579,883	2.55 - 67.11	289,505,068	0.06	0.50 - 2.25	52.89 - 55.59
	2019	11,874,095	1.65 - 43.21	211,338,418	0.26	0.50 - 2.25	29.55 - 31.83
	2018	13,877,939	1.26 - 32.84	185,385,848	0.17	0.50 - 2.25	(2.13) - (0.39)
BHFTII Loomis Sayles Small	2022	2,155,234	9.41 - 112.28	122,718,093	—	0.50 - 2.25	(17.16) - (15.70)
Cap Core Division	2021	2,370,989	11.23 - 133.19	163,685,620	0.03	0.50 - 2.25	18.94 - 21.04
	2020	2,707,781	9.33 - 110.04	156,522,639	0.04	0.50 - 2.25	9.29 - 11.23
	2019	3,029,622	8.44 - 98.93	157,396,600	0.01	0.50 - 2.25	22.44 - 24.60
	2018	3,400,873	6.81 - 79.40	144,075,649	0.01	0.50 - 2.25	(13.28) - (11.74)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Loomis Sayles Small	2022	1,483,796	3.05 - 39.30	44,445,112	—	0.50 - 2.10	(24.70) - (23.48)
Cap Growth Division	2021	1,695,408	4.03 - 51.50	64,952,389	—	0.50 - 2.15	7.46 - 9.19
	2020	1,855,495	3.72 - 47.26	66,012,877	—	0.50 - 2.15	31.25 - 33.37
	2019	2,127,099	2.81 - 35.51	57,340,292	—	0.50 - 2.10	23.88 - 25.88
	2018	2,501,161	2.25 - 28.26	54,202,419	—	0.50 - 2.15	(1.82) - (0.22)
BHFTII MetLife Aggregate	2022	42,623,860	1.56 - 19.20	687,832,716	2.63	0.50 - 2.25	(15.24) - (13.65)
Bond Index Division	2021	48,385,248	1.83 - 22.26	910,569,466	2.40	0.50 - 2.25	(4.39) - (2.56)
	2020	48,820,793	1.89 - 22.87	949,536,445	2.67	0.50 - 2.25	4.63 - 6.52
	2019	51,794,175	1.79 - 21.48	952,097,631	3.03	0.50 - 2.25	5.93 - 7.93
	2018	56,750,323	1.68 - 19.93	974,062,147	2.86	0.50 - 2.25	(2.68) - (0.82)
BHFTII MetLife Mid Cap	2022	8,811,906	4.52 - 54.78	409,884,025	0.93	0.50 - 2.15	(15.24) - (13.87)
Stock Index Division	2021	9,859,099	5.30 - 63.60	534,359,988	0.94	0.50 - 2.25	21.31 - 23.45
	2020	11,467,060	4.33 - 51.52	506,052,707	1.31	0.50 - 2.25	10.63 - 12.59
	2019	12,674,256	3.88 - 45.76	500,876,128	1.21	0.50 - 2.25	22.77 - 24.94
	2018	14,264,640	3.13 - 36.63	453,810,251	1.09	0.50 - 2.25	(13.49) - (11.95)
BHFTII MetLife MSCI EAFE®	2022	20,653,524	1.69 - 23.82	361,694,860	3.54	0.50 - 2.15	(16.42) - (15.07)
Index Division	2021	22,411,515	2.01 - 28.11	465,174,812	1.63	0.50 - 2.25	8.02 - 9.93
	2020	24,590,517	1.85 - 25.63	466,904,304	3.06	0.50 - 2.25	5.18 - 7.04
	2019	25,852,531	1.74 - 23.99	460,668,541	2.54	0.50 - 2.25	18.85 - 20.94
	2018	28,690,901	1.45 - 19.86	424,811,670	2.83	0.50 - 2.25	(16.00) - (14.51)
BHFTII MetLife Russell	2022	6,322,259	3.96 - 48.61	259,507,834	0.90	0.50 - 2.25	(22.20) - (20.83)
2000® Index Division	2021	6,792,038	5.04 - 61.40	353,923,752	0.88	0.50 - 2.25	11.69 - 13.66
	2020	7,531,805	4.47 - 54.02	346,715,527	1.25	0.50 - 2.25	16.69 - 18.75
	2019	8,484,812	3.80 - 45.49	330,807,385	1.03	0.50 - 2.25	22.52 - 24.68
	2018	9,453,823	3.07 - 36.49	297,512,830	0.98	0.50 - 2.25	(13.17) - (11.63)
BHFTII MetLife Stock Index	2022	20,639,211	12.08 - 159.42	2,574,589,262	1.19	0.50 - 2.25	(20.32) - (18.82)
Division	2021	22,605,518	15.02 - 196.61	3,495,089,897	1.45	0.50 - 2.25	25.19 - 27.53
	2020	25,861,616	11.89 - 154.32	3,154,806,376	1.82	0.50 - 2.25	15.20 - 17.34
	2019	29,028,565	10.23 - 131.63	3,037,442,351	2.05	0.50 - 2.25	27.89 - 30.30
	2018	33,091,820	7.93 - 101.14	2,669,705,723	1.71	0.50 - 2.25	(6.96) - (5.22)
BHFTII MFS® Total Return	2022	2,070,995	1.60 - 117.21	96,428,667	1.65	0.50 - 1.85	(11.52) - (10.32)
Division	2021	2,306,720	1.79 - 130.69	120,981,417	1.73	0.50 - 1.85	11.85 - 13.37
	2020	2,535,226	1.58 - 115.28	117,745,426	2.30	0.50 - 2.00	7.31 - 8.94
	2019	2,894,622	1.46 - 105.82	123,762,477	2.23	0.50 - 2.15	17.52 - 19.47
	2018	3,322,036	1.22 - 88.58	117,516,215	2.17	0.50 - 2.15	(7.82) - (6.28)
BHFTII MFS® Value Division	2022	37,064,337	2.24 - 43.95	536,663,808	1.52	0.00 - 2.15	(8.12) - (6.10)
	2021	40,856,426	2.41 - 47.38	663,945,304	1.41	0.50 - 2.15	22.73 - 24.73
	2020	45,919,271	1.95 - 38.23	627,751,137	1.81	0.50 - 2.25	1.43 - 3.29
	2019	47,345,124	1.90 - 37.29	665,585,348	1.75	0.50 - 2.25	26.96 - 29.29
	2018	52,559,197	1.48 - 29.04	598,234,094	1.47	0.50 - 2.25	(12.25) - (7.60)
BHFTII Neuberger Berman	2022	5,363,916	4.62 - 52.98	232,034,093	—	0.50 - 2.10	(20.94) - (19.72)
Genesis Division	2021	5,912,293	5.79 - 66.00	320,936,546	0.04	0.50 - 2.15	15.69 - 17.53
	2020	6,733,229	4.95 - 56.16	311,591,184	0.08	0.50 - 2.15	22.28 - 24.14
	2019	7,645,037	4.01 - 45.24	287,729,651	0.12	0.50 - 2.15	26.73 - 28.76
	2018	8,679,175	3.14 - 35.14	255,498,599	0.23	0.50 - 2.25	(9.07) - (7.45)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII T. Rowe Price Large	2022	10,967,997	2.35 - 49.30	423,605,252	—	0.50 - 2.25	(41.99) - (40.96)
Cap Growth Division	2021	11,647,251	4.00 - 83.51	769,206,460	—	0.50 - 2.25	17.28 - 19.35
	2020	13,310,314	3.38 - 69.97	738,162,692	0.09	0.50 - 2.25	33.59 - 35.96
	2019	15,477,657	2.50 - 51.46	629,369,388	0.26	0.50 - 2.25	27.68 - 29.94
	2018	17,216,055	1.94 - 39.60	539,361,977	0.27	0.50 - 2.25	(3.37) - (1.65)
BHFTII T. Rowe Price Small	2022	5,959,999	5.50 - 65.01	328,540,226	0.10	0.50 - 2.25	(24.07) - (22.73)
Cap Growth Division	2021	6,652,969	7.16 - 84.14	476,701,925	0.02	0.50 - 2.25	8.88 - 10.80
	2020	7,569,000	6.50 - 75.93	491,278,222	0.10	0.50 - 2.25	21.28 - 23.42
	2019	8,620,361	5.30 - 61.52	455,812,251	0.02	0.50 - 2.25	29.88 - 32.17
	2018	9,657,475	4.04 - 46.55	388,577,931	0.05	0.50 - 2.25	(8.87) - (7.25)
BHFTII VanEck Global	2022	1,245,433	13.93 - 15.16	18,554,027	2.38	1.10 - 1.70	6.16 - 6.80
Natural Resources Division	2021	1,734,410	13.12 - 14.20	24,223,570	0.98	1.10 - 1.70	16.51 - 17.21
	2020	2,324,890	10.86 - 12.11	27,733,915	1.24	1.10 - 2.00	18.77 - 19.85
	2019	2,701,656	9.09 - 10.11	26,913,827	0.34	1.10 - 2.05	10.07 - 11.12
	2018	2,687,622	8.26 - 9.10	24,101,859	—	1.10 - 2.05	(30.31) - (29.64)
BHFTII Western Asset	2022	9,126,574	1.05 - 39.63	273,191,553	5.86	0.50 - 2.25	(18.78) - (17.34)
Management Strategic Bond	2021	10,455,449	1.28 - 47.95	381,592,675	3.61	0.50 - 2.25	0.33 - 2.10
Opportunities Division	2020	11,354,141	1.26 - 46.96	408,706,045	5.77	0.50 - 2.15	4.39 - 6.08
	2019	12,363,002	1.20 - 44.27	422,719,703	4.75	0.50 - 2.15	11.86 - 13.66
	2018	13,731,347	1.09 - 38.95	422,543,762	5.21	0.50 - 2.25	(6.17) - (4.51)
BHFTII Western Asset	2022	5,660,639	1.81 - 21.44	94,709,309	2.09	0.50 - 2.15	(11.05) - (9.62)
Management U.S.	2021	6,670,779	2.01 - 23.72	123,805,731	2.50	0.50 - 2.15	(3.71) - (2.26)
Government Division	2020	7,382,234	2.07 - 24.27	139,252,019	2.82	0.50 - 2.15	2.77 - 4.39
	2019	7,078,457	2.00 - 23.25	130,271,257	2.56	0.50 - 2.15	3.63 - 5.25
	2018	7,773,582	1.91 - 22.09	137,000,881	2.11	0.50 - 2.25	(1.56) - 0.19
BlackRock Global Allocation	2022	637	24.31 - 25.50	16,216	—	1.35 - 1.60	(17.40) - (17.20)
V.I. Division	2021	652	29.43 - 32.22	20,050	0.67	1.10 - 1.60	4.73 - 5.25
	2020	4,081	28.10 - 30.61	118,145	1.31	1.10 - 1.60	18.79 - 19.38
	2019	4,191	23.66 - 25.64	102,023	1.30	1.10 - 1.60	15.89 - 16.47
	2018	4,210	20.41 - 22.02	88,248	0.81	1.10 - 1.60	(9.05) - (8.60)
Calvert VP SRI Balanced	2022	812,083	44.59 - 59.38	44,856,941	1.17	0.50 - 1.45	(16.63) - (15.83)
Division	2021	894,700	53.48 - 70.93	59,231,523	1.15	0.50 - 1.45	13.46 - 14.54
	2020	954,567	47.13 - 62.39	55,610,315	1.51	0.50 - 1.45	13.60 - 14.68
	2019	1,030,290	40.38 - 54.81	52,926,119	1.57	0.50 - 1.55	22.49 - 23.78
	2018	1,063,592	32.97 - 44.61	44,653,283	1.74	0.50 - 1.55	(4.17) - (3.16)
Calvert VP SRI Mid Cap	2022	79,527	74.63	5,934,994	—	0.95	(20.24)
Division	2021	84,007	93.57	7,860,497	0.19	0.95	13.95
	2020	92,109	82.12	7,563,766	0.42	0.95	11.19
	2019	109,291	73.85	8,071,600	0.45	0.95	30.13
	2018	126,305	56.76	7,168,514	0.52	0.95	(5.33)
Delaware VIP® Small Cap	2022	448	1.75	786	0.83	0.90	(12.88)
Value Division	2021	448	2.01	902	0.83	0.90	33.21
	2020	448	1.51	677	1.35	0.90	(2.78)
	2019	448	1.55	697	2.01	0.90	26.99
	2018	5,992	1.22	7,333	0.61	0.90	(17.47)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Fidelity® VIP Contrafund®	2022	52,746	12.01 - 12.89	674,486	0.26	0.90 - 1.15	(27.33) - (27.15)
Division	2021	55,851	16.53 - 17.69	981,724	0.03	0.90 - 1.15	26.05 - 26.37
	2020	61,965	13.12 - 14.00	860,110	0.08	0.90 - 1.15	28.74 - 29.06
	2019	66,654	10.19 - 10.84	717,804	0.22	0.90 - 1.15	29.77 - 30.10
	2018	72,718	7.85 - 8.34	603,131	0.41	0.90 - 1.15	(7.71) - (7.48)
Fidelity® VIP	2022	1,130,142	14.61 - 123.21	63,533,471	1.86	0.95 - 1.35	(6.23) - (5.85)
Equity-Income Division	2021	1,248,036	15.59 - 130.86	72,640,456	1.88	0.95 - 1.35	23.22 - 23.72
	2020	1,351,903	12.65 - 105.77	63,502,205	1.78	0.95 - 1.35	5.26 - 13.76
	2019	1,544,624	12.02 - 100.08	67,252,015	1.89	0.95 - 1.35	25.73 - 26.24
	2018	1,815,376	9.56 - 79.28	63,735,707	2.20	0.95 - 1.35	(9.53) - (9.16)
Fidelity® VIP Freedom 2020	2022	178,252	21.26 - 22.59	3,950,620	1.94	0.90 - 1.25	(17.00) - (16.72)
Division	2021	163,380	25.62 - 27.12	4,368,234	0.83	0.90 - 1.25	7.91 - 8.28
	2020	175,053	23.74 - 25.05	4,340,434	1.25	0.90 - 1.25	13.30 - 13.69
	2019	135,554	20.95 - 22.03	2,956,078	2.17	0.90 - 1.25	18.40 - 18.80
	2018	56,275	17.69 - 18.54	1,037,991	1.25	0.90 - 1.25	(6.92) - (5.28)
Fidelity® VIP Freedom 2025	2022	269,214	22.23 - 24.51	6,369,847	1.79	0.90 - 1.45	(17.84) - (17.38)
Division	2021	287,972	27.75 - 29.66	8,278,233	0.89	0.90 - 1.30	9.12 - 9.56
	2020	270,297	25.43 - 27.08	7,124,363	1.39	0.90 - 1.30	14.18 - 14.64
	2019	158,625	22.46 - 23.62	3,657,061	2.24	0.90 - 1.25	8.00 - 20.42
	2018	58,278	18.71 - 19.61	1,132,045	1.34	0.90 - 1.25	(7.62) - (6.00)
Fidelity® VIP Freedom 2030	2022	265,213	23.83 - 27.46	6,617,431	1.84	0.50 - 1.30	(18.16) - (17.50)
Division	2021	290,180	29.12 - 33.28	8,836,620	0.97	0.50 - 1.30	10.62 - 11.51
	2020	232,863	26.32 - 29.84	6,430,259	1.11	0.50 - 1.30	15.13 - 16.06
	2019	178,878	23.03 - 24.25	4,308,863	1.87	0.90 - 1.25	8.63 - 23.00
	2018	149,868	18.81 - 19.71	2,953,022	1.19	0.90 - 1.25	(8.88) - (7.27)
Fidelity® VIP Freedom 2035	2022	157,298	32.60 - 34.94	5,368,259	1.60	0.95 - 1.45	(19.07) - (18.66)
Division	2021	112,239	40.28 - 42.96	4,718,083	1.08	0.95 - 1.45	13.52 - 14.09
(Commenced 4/30/2018)	2020	56,150	35.49 - 37.65	2,068,090	1.18	0.95 - 1.45	16.25 - 16.84
	2019	15,788	31.21 - 32.22	499,141	2.87	0.95 - 1.25	8.77 - 25.93
	2018	4,218	24.86 - 25.59	105,591	1.79	0.95 - 1.25	(9.85) - (9.67)
Fidelity® VIP Freedom 2040	2022	97,979	34.52 - 38.53	3,499,738	1.51	0.50 - 1.30	(19.46) - (18.82)
Division	2021	68,494	42.86 - 47.46	3,038,775	0.89	0.50 - 1.30	15.98 - 16.91
	2020	49,758	36.96 - 40.60	1,912,754	0.83	0.50 - 1.30	17.45 - 18.40
	2019	39,636	31.47 - 34.29	1,297,820	2.04	0.50 - 1.30	9.54 - 27.08
	2018	19,309	25.00 - 25.85	498,777	0.96	0.90 - 1.25	(11.16) - (9.46)
Fidelity® VIP Freedom 2045	2022	98,313	34.92 - 36.66	3,548,884	1.52	0.95 - 1.30	(19.51) - (19.22)
Division	2021	68,496	43.38 - 45.38	3,065,206	0.79	0.95 - 1.30	16.01 - 16.43
(Commenced 4/30/2018)	2020	48,514	37.39 - 38.98	1,866,574	0.98	0.95 - 1.30	17.42 - 17.84
	2019	26,012	32.04 - 33.08	851,015	2.46	0.95 - 1.25	9.66 - 27.05
	2018	4,811	25.30 - 26.04	124,900	2.32	0.95 - 1.25	(10.45) - (10.27)
Fidelity® VIP Freedom 2050	2022	213,772	34.53 - 42.14	7,783,968	1.51	0.00 - 1.45	(19.64) - (18.47)
Division	2021	149,456	42.97 - 48.50	6,746,794	0.83	0.50 - 1.45	15.82 - 16.93
	2020	104,593	37.10 - 41.48	4,073,510	1.06	0.50 - 1.45	17.28 - 18.40
	2019	41,247	31.63 - 33.56	1,369,729	2.34	0.90 - 1.45	9.43 - 27.07
	2018	13,729	25.54 - 26.41	362,109	1.18	0.90 - 1.25	(10.94) - (9.48)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Fidelity® VIP FundsManager	2022	11,378,214	16.02 - 16.43	185,164,874	1.94	1.90 - 2.05	(15.68) - (15.55)
50% Division	2021	12,481,990	19.00 - 19.46	240,652,047	1.12	1.90 - 2.05	7.79 - 7.95
	2020	13,833,224	17.63 - 18.03	247,253,463	1.13	1.90 - 2.05	11.66 - 11.83
	2019	15,805,863	15.79 - 16.12	252,823,113	1.61	1.90 - 2.05	15.50 - 15.67
	2018	18,690,885	13.67 - 13.93	258,652,350	1.35	1.90 - 2.05	(7.14) - (7.00)
Fidelity® VIP FundsManager	2022	10,734,842	15.97 - 19.80	175,394,593	1.73	0.70 - 2.10	(16.82) - (15.65)
60% Division	2021	12,336,639	19.20 - 23.48	241,915,885	1.09	0.70 - 2.10	10.01 - 11.56
	2020	13,649,023	17.45 - 21.04	242,924,543	1.05	0.70 - 2.10	12.73 - 14.32
	2019	15,189,665	15.48 - 15.97	239,540,942	1.49	1.85 - 2.10	17.98 - 18.28
	2018	17,207,125	13.12 - 13.50	229,662,248	1.18	1.85 - 2.10	(8.39) - (8.16)
Fidelity® VIP Government	2022	253,220	16.21	4,103,960	1.36	0.95	0.49
Money Market Division	2021	306,845	16.13	4,949,044	0.01	0.95	(0.93)
	2020	366,357	16.28	5,964,444	0.33	0.95	(0.63)
	2019	330,518	16.38	5,414,916	1.99	0.95	1.06
	2018	330,351	16.21	5,355,641	1.64	0.95	0.69
Fidelity® VIP Growth	2022	563,124	172.36	97,058,589	0.62	0.95	(25.17)
Division	2021	611,993	230.32	140,954,875	—	0.95	22.06
	2020	663,454	188.70	125,194,940	0.08	0.95	42.54
	2019	744,359	132.39	98,544,772	0.25	0.95	33.05
	2018	879,956	99.50	87,558,490	0.24	0.95	(1.11)
Fidelity® VIP Investment	2022	206,147	34.40	7,090,969	2.15	0.95	(13.78)
Grade Bond Division	2021	223,841	39.89	8,929,968	2.02	0.95	(1.54)
	2020	235,580	40.52	9,545,422	1.76	0.95	8.36
	2019	240,865	37.39	9,006,440	2.66	0.95	8.63
	2018	255,936	34.42	8,809,328	2.40	0.95	(1.47)
Fidelity® VIP Mid Cap	2022	41,057	10.52	431,773	0.27	0.90	(15.73)
Division	2021	43,732	12.48	545,739	0.36	0.90	24.18
	2020	47,935	10.05	481,692	0.40	0.90	16.81
	2019	51,631	8.60	444,178	0.66	0.90	22.07
	2018	59,331	7.05	418,140	0.36	0.90	(15.54)
FTVIPT Templeton Developing	2022	20,276	1.60	32,485	2.66	0.90	(22.68)
Markets VIP Division	2021	24,007	2.07	49,747	0.88	0.90	(6.58)
	2020	24,767	2.22	54,938	4.12	0.90	16.13
	2019	24,767	1.91	47,307	1.06	0.90	25.56
	2018	88,922	1.52	135,271	0.84	0.90	(16.55)
FTVIPT Templeton Foreign	2022	262	3.94	1,033	2.73	0.90	(8.43)
VIP Division (Had no net	2021	112	4.31	482	1.59	0.90	3.23
assets at December 31,	2020	—	4.17	—	—	0.90	(2.05)
2020 and 2019)	2019	—	4.26	—	—	0.90	11.52
	2018	159	3.82	609	2.67	0.90	(16.20)
Janus Henderson Enterprise	2022	4,078	14.63	59,641	0.10	0.90	(16.90)
Division	2021	8,707	17.60	153,237	0.24	0.90	15.50
	2020	10,328	15.24	157,391	—	0.90	18.11
	2019	10,195	12.90	131,537	0.04	0.90	33.95
	2018	10,917	9.63	105,150	0.10	0.90	(1.56)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2022	4,454	11.32	50,407	1.06	0.90	(13.23)
Appreciation Division	2021	4,610	13.04	60,139	0.63	0.90	22.55
	2020	4,985	10.64	53,060	1.00	0.90	13.74
	2019	5,773	9.36	54,018	1.43	0.90	28.70
	2018	5,873	7.27	42,700	1.24	0.90	(2.63)
LMPVET ClearBridge Variable	2022	36,359	2.24	81,414	1.34	0.90	(8.92)
Dividend Strategy Division	2021	42,161	2.46	103,656	1.51	0.90	25.66
	2020	43,961	1.96	86,009	1.53	0.90	6.70
	2019	41,412	1.83	75,932	1.45	0.90	30.41
	2018	45,798	1.41	64,392	1.56	0.90	(5.71)
LMPVET ClearBridge Variable	2022	61,685	4.95 - 5.27	320,759	—	0.90 - 1.15	(33.02) - (32.85)
Large Cap Growth Division	2021	71,487	7.39 - 7.84	555,917	—	0.90 - 1.15	20.55 - 20.85
	2020	78,691	6.13 - 6.49	507,611	0.02	0.90 - 1.15	29.24 - 29.56
	2019	92,711	4.74 - 5.01	462,772	0.31	0.90 - 1.15	30.65 - 30.98
	2018	128,203	3.63 - 3.82	489,481	0.30	0.90 - 1.15	(1.13) - (0.88)
LMPVET ClearBridge Variable	2022	5,200	5.46 - 5.79	29,416	—	0.90 - 1.15	(29.66) - (29.48)
Small Cap Growth Division	2021	7,572	7.77 - 8.21	61,501	—	0.90 - 1.15	11.32 - 11.60
	2020	8,447	6.98 - 7.36	61,746	—	0.90 - 1.15	41.62 - 41.98
	2019	8,421	4.93 - 5.18	43,535	—	0.90 - 1.15	25.42 - 25.74
	2018	3,651	4.12	15,046	—	0.90	2.50
LMPVIT Western Asset Core	2022	108	3.13	339	2.05	0.90	(17.97)
Plus Division	2021	108	3.82	414	0.04	0.90	(2.85)
	2020	9,712	3.93	38,145	2.08	0.90	8.33
	2019	10,910	3.63	39,557	3.02	0.90	11.17
	2018	25,469	3.26	83,068	3.42	0.90	(3.11)
Morgan Stanley VIF Global	2022	3,594	14.32 - 16.03	55,503	2.65	1.10 - 1.60	(9.77) - (9.32)
Infrastructure Division	2021	3,851	15.87 - 17.68	65,736	2.29	1.10 - 1.60	12.19 - 12.76
	2020	4,056	14.15 - 15.68	60,741	1.45	1.10 - 1.60	(3.00) - (2.52)
	2019	4,476	14.59 - 16.09	68,714	2.55	1.10 - 1.60	25.84 - 26.47
	2018	5,120	11.59 - 12.72	62,114	2.72	1.10 - 1.60	(9.36) - (8.90)
PIMCO VIT	2022	9,106	9.15 - 9.53	85,063	18.50	1.10 - 1.60	6.70 - 7.24
CommodityRealReturn®	2021	4,451	8.58 - 8.89	38,881	3.94	1.10 - 1.60	30.64 - 31.29
Strategy Division	2020	5,152	6.57 - 6.77	34,311	6.18	1.10 - 1.60	(0.53) - (0.03)
	2019	5,237	6.60 - 6.77	34,970	4.21	1.10 - 1.60	9.22 - 9.77
	2018	5,859	6.04 - 6.17	35,709	1.86	1.10 - 1.60	(15.70) - (15.27)
PIMCO VIT Dynamic Bond	2022	1,184	9.75 - 10.15	11,939	1.64	1.10 - 1.60	(8.12) - (7.66)
Division	2021	1,880	10.61 - 10.99	20,565	1.76	1.10 - 1.60	(0.62) - (0.12)
	2020	3,381	10.67 - 11.01	36,833	1.80	1.10 - 1.60	2.83 - 3.35
	2019	8,103	10.38 - 10.65	85,343	2.49	1.10 - 1.60	2.96 - 3.48
	2018	8,338	10.08 - 10.29	85,042	2.39	1.10 - 1.60	(0.88) - (0.38)
PIMCO VIT Emerging Markets	2022	1,675	9.56 - 9.96	16,429	4.43	1.10 - 1.60	(17.30) - (16.88)
Bond Division	2021	3,430	11.56 - 11.98	40,608	3.91	1.10 - 1.60	(4.40) - (3.92)
	2020	4,012	12.09 - 12.47	49,384	3.91	1.10 - 1.60	4.69 - 5.22
	2019	5,135	11.55 - 11.85	60,178	4.12	1.10 - 1.60	12.61 - 13.17
	2018	6,000	10.26 - 10.47	62,180	3.83	1.10 - 1.60	(6.53) - (6.06)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

8.  FINANCIAL HIGHLIGHTS — (Concluded)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
TAP 1919 Variable Socially	2022	1,085	7.53	8,167	0.70	0.90	(21.64)
Responsive Balanced Division	2021	1,085	9.61	10,423	0.25	0.90	17.47
	2020	4,540	8.18	37,136	0.79	0.90	21.83
	2019	4,540	6.71	30,482	0.94	0.90	25.57
	2018	4,988	5.35	26,671	1.09	0.90	(1.83)

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

2  These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Division.